UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Consumer Discretionary – 15.3%
Auto Components - 1.2%
Autoliv	8,030	$538,411
China XD Plastics [1,2]	201,100	1,095,995
China Zenix Auto International ADR	167,000	597,860
Dorman Products [2]	639,273	32,347,214
Drew Industries [2]	782,688	21,375,209
Gentex Corporation	333,900	8,180,550
Spartan Motors	109,000	576,610
Strattec Security	150,000	3,510,000
Superior Industries International	488,000	9,535,520

		77,757,369

Automobiles - 0.6%
Thor Industries	653,750	20,632,350
Winnebago Industries [2,3]	1,504,450	14,743,610

		35,375,960

Distributors - 0.4%
LKQ Corporation [2]	52,100	1,623,957
Pool Corporation	261,400	9,781,588
Weyco Group [3]	590,500	13,994,850

		25,400,395

Diversified Consumer Services - 0.9%
ChinaCast Education [2]	276,258	1,171,334
Corinthian Colleges [1,2]	100,000	414,000
Lincoln Educational Services	249,300	1,971,963
Sotheby’s	897,808	35,319,767
Steiner Leisure [2]	69,426	3,390,071
Universal Technical Institute	849,614	11,206,409

		53,473,544

Hotels, Restaurants & Leisure - 0.2%
Benihana	191,000	2,492,550
CEC Entertainment	140,600	5,330,146
International Speedway Cl. A	83,240	2,309,910

		10,132,606

Household Durables - 2.5%
Desarrolladora Homex ADR [1,2]	192,400	3,609,424
Ethan Allen Interiors [3]	1,623,910	41,117,401
Furniture Brands International [2]	1,029,400	1,729,392
Garmin	7,600	356,820
Harman International Industries	401,900	18,812,939
La-Z-Boy [2]	907,300	13,573,208
Mohawk Industries [2]	434,900	28,925,199
Natuzzi ADR [2]	2,096,300	5,743,862
NVR [2]	44,851	32,576,627
Skullcandy [1,2]	141,900	2,246,277
Skyline Corporation [2]	183,400	1,403,010
Stanley Furniture [2,3]	912,235	4,369,606
Universal Electronics [2]	83,200	1,662,336

		156,126,101

Internet & Catalog Retail - 0.0%
NutriSystem	65,100	731,073

Leisure Equipment & Products - 0.2%
Callaway Golf	250,000	1,690,000
Leapfrog Enterprises Cl. A [2]	291,500	2,436,940
Polaris Industries	129,000	9,307,350
Sturm, Ruger & Co.	16,800	824,880

		14,259,170

Media - 1.2%
DreamWorks Animation SKG Cl. A [2]	746,800	13,778,460
Global Sources [2]	239,855	1,477,507
Morningstar	634,800	40,024,140
Rentrak Corporation [2]	56,100	1,273,470
Scholastic Corporation	393,000	13,865,040
World Wrestling Entertainment Cl. A	843,307	7,480,133

		77,898,750

Multiline Retail - 0.0%
Tuesday Morning [2]	370,000	1,420,800

Specialty Retail - 5.8%
Advance Auto Parts	6,400	566,848
American Eagle Outfitters	1,517,700	26,089,263
America’s Car-Mart [2]	451,600	19,861,368
Ascena Retail Group [2]	1,077,637	47,760,872
Buckle (The)	674,358	32,301,748
CarMax [2]	495,000	17,151,750
Cato Corporation (The) Cl. A	1,400,802	38,718,167
Charming Shoppes [1,2]	4,028,300	23,766,970
GameStop Corporation Cl. A	1,071,000	23,390,640
GUESS?	820,114	25,628,562
Jos. A. Bank Clothiers [2]	697,898	35,181,038
Le Chateau Cl. A	886,300	1,172,907
Men’s Wearhouse (The)	172,967	6,705,931
Penske Automotive Group	389,200	9,585,996
Pier 1 Imports [2]	1,210,400	22,005,072
Shoe Carnival [2,3]	852,339	27,462,363
Stein Mart [2]	472,950	3,121,470
Urban Outfitters [2]	200,000	5,822,000
Wet Seal (The) Cl. A [2]	183,100	631,695

		366,924,660

Textiles, Apparel & Luxury Goods - 2.3%
Barry (R.G.)	195,519	2,385,332
Carter’s [2]	153,300	7,629,741
Columbia Sportswear	409,761	19,443,159
G-III Apparel Group [2]	834,320	23,711,374
Gildan Activewear	239,000	6,584,450
K-Swiss Cl. A [2]	654,450	2,683,245
Maidenform Brands [2]	862,307	19,410,531
Movado Group	50,000	1,227,500
Steven Madden [2]	453,460	19,385,415
True Religion Apparel [2]	381,600	10,455,840
Warnaco Group (The) [2]	214,900	12,550,160
Wolverine World Wide	502,188	18,671,350

		144,138,097

Total		963,638,525

Consumer Staples – 1.6%
Food & Staples Retailing - 0.0%
Village Super Market Cl. A	57,509	1,816,709

Food Products - 0.6%
Calavo Growers	40,700	1,089,946
Cal-Maine Foods	229,321	8,773,822
Darling International [2]	20,000	348,400
Industrias Bachoco ADR	103,886	2,187,839
J&J Snack Foods	36,814	1,931,262
Lancaster Colony	18,000	1,196,280
Sanderson Farms	366,900	19,456,707
Westway Group	368,500	2,133,615

		37,117,871

Household Products - 0.1%
Harbinger Group [2]	1,009,600	5,229,728

Personal Products - 0.9%
Inter Parfums	1,246,871	19,563,406
Nu Skin Enterprises Cl. A	552,500	31,995,275
Nutraceutical International [2]	312,500	4,550,000
Schiff Nutrition International Cl. A [2]	123,685	1,520,089

		57,628,770

Total		101,793,078

Energy – 7.2%
Energy Equipment & Services - 5.7%
Atwood Oceanics [2]	341,101	15,312,024
CARBO Ceramics	273,300	28,819,485
CE Franklin [2]	134,853	1,304,028
Ensco ADR	10,220	540,945
Ensign Energy Services	1,710,100	25,562,776
Exterran Holdings [1,2]	511,700	6,749,323
Geodrill [2]	497,300	1,655,257
Helmerich & Payne	898,764	48,488,318
ION Geophysical [2]	816,700	5,267,715
Lufkin Industries	167,600	13,516,940
Matrix Service [2]	1,153,635	16,162,426
Oil States International [2]	479,613	37,438,591
Pason Systems	2,255,500	31,748,179
Patterson-UTI Energy	419,800	7,258,342
Rowan Companies [2]	323,233	10,644,063
RPC	1,280,475	13,585,840
SEACOR Holdings [2]	219,200	20,994,976
ShawCor Cl. A	286,300	9,012,803
Tidewater	70,000	3,781,400
Trican Well Service	1,261,300	18,525,284
Unit Corporation [2]	994,868	42,540,556
Willbros Group [2]	230,800	747,792

		359,657,063

Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy	350,608	26,460,386
Energen Corporation	451,898	22,210,787
Energy Partners [2]	27,094	450,031
Gastar Exploration [2]	175,000	523,250
HollyFrontier Corporation	477,642	15,356,190
SM Energy	229,100	16,213,407
Sprott Resource [2]	2,946,000	11,843,662
Uranerz Energy [1,2]	71,000	178,920
VAALCO Energy [2]	323,400	3,056,130

		96,292,763

Total		455,949,826

Financials – 12.4%
Capital Markets - 5.3%
Affiliated Managers Group [2]	264,265	29,547,470
AGF Management Cl. B	846,600	13,138,872
AllianceBernstein Holding L.P.	1,583,850	24,723,898
Artio Global Investors Cl. A	1,397,300	6,665,121
Cohen & Steers	949,970	30,304,043
Cowen Group Cl. A [2]	2,152,377	5,832,942
Diamond Hill Investment Group	54,500	4,013,925
Duff & Phelps Cl. A	90,000	1,398,600
Eaton Vance	170,500	4,872,890
Edelman Financial Group (The)	419,476	2,772,736
FBR & Co. [2]	115,000	295,550
Federated Investors Cl. B	1,955,655	43,826,229
Financial Engines [1,2]	97,000	2,168,920
GAMCO Investors Cl. A	145,200	7,203,372
GFI Group	580,000	2,180,800
INTL FCStone [2]	77,617	1,637,719
Janus Capital Group	650,000	5,791,500
Jefferies Group	985,200	18,561,168
Knight Capital Group Cl. A [2]	392,148	5,046,945
Lazard Cl. A	1,031,800	29,468,208
Manning & Napier	448,100	6,587,070
MVC Capital	223,600	2,935,868
Oppenheimer Holdings Cl. A	25,000	433,750
Raymond James Financial	50,000	1,826,500
SEI Investments	1,953,800	40,424,122
Sprott	403,900	2,510,582
Waddell & Reed Financial Cl. A	862,027	27,938,295
Westwood Holdings Group	359,735	13,932,536

		336,039,631

Commercial Banks - 0.1%
City Holding Company	223,642	7,764,850

Consumer Finance - 0.1%
World Acceptance [1,2]	50,000	3,062,500

Diversified Financial Services - 0.8%
Interactive Brokers Group Cl. A	788,600	13,406,200
Leucadia National	300,000	7,830,000
MSCI Cl. A [2]	229,500	8,447,895
NASDAQ OMX Group (The) [2]	419,200	10,857,280
PICO Holdings [2]	437,400	10,257,030

		50,798,405

Insurance - 5.5%
Alleghany Corporation [2]	101,638	33,449,066
Allied World Assurance Company Holdings	431,306	29,617,783
Alterra Capital Holdings	634,931	14,590,714
AMERISAFE [2]	45,520	1,126,165
Aspen Insurance Holdings	689,505	19,264,770
Baldwin & Lyons Cl. B	306,000	6,848,280
Brown & Brown	1,127,084	26,802,057
E-L Financial	40,980	16,023,059
Endurance Specialty Holdings	171,312	6,965,546
Enstar Group [2]	158,300	15,670,117
Erie Indemnity Cl. A	463,180	36,100,249
Fidelity National Financial Cl. A	545,000	9,826,350
Gallagher (Arthur J.) & Co.	718,900	25,693,486
Greenlight Capital Re Cl. A [2]	308,500	7,598,355
HCC Insurance Holdings	228,365	7,118,137
Meadowbrook Insurance Group	1,066,660	9,951,938
Montpelier Re Holdings	384,408	7,426,763
ProAssurance Corporation	276,154	24,331,929
Reinsurance Group of America	522,505	31,073,372
RLI	65,231	4,673,149
StanCorp Financial Group	177,517	7,267,546
Stewart Information Services	116,600	1,656,886
Validus Holdings	130,559	4,040,801

		347,116,518

Real Estate Management & Development - 0.5%
E-House China Holdings ADR	216,200	1,253,960
Forestar Group [2]	50,000	769,500
IFM Investments ADR [1,2]	250,000	180,000
Jones Lang LaSalle	313,300	26,101,023
Tejon Ranch [2]	111,624	3,196,911

		31,501,394

Thrifts & Mortgage Finance - 0.1%
BofI Holding [2]	112,100	1,914,668
Doral Financial [2]	214,600	330,484
Genworth MI Canada	311,700	6,915,556

		9,160,708

Total		785,444,006

Health Care – 7.1%
Biotechnology - 0.1%
Emergent Biosolutions [2]	196,947	3,151,152
Lexicon Pharmaceuticals [1,2]	1,522,400	2,831,664
Myriad Genetics [2]	37,000	875,420
3SBio ADR [1,2]	82,200	1,216,560

		8,074,796

Health Care Equipment & Supplies - 1.6%
C.R. Bard	1,020	100,694
CryoLife [2]	124,427	655,730
Exactech [2]	115,900	1,837,015
ICU Medical [2]	63,600	3,126,576
IDEXX Laboratories [2]	499,599	43,689,933
Kensey Nash	54,122	1,583,610
Medical Action Industries [2]	304,262	1,740,379
Merit Medical Systems [2]	534,586	6,639,558
STERIS Corporation	577,600	18,263,712
SurModics [2]	346,900	5,331,853
Teleflex	60,000	3,669,000
Thoratec Corporation [2]	366,600	12,358,086
Young Innovations	111,350	3,442,942

		102,439,088

Health Care Providers & Services - 2.5%
Almost Family [2]	34,147	888,163
Chemed Corporation	451,016	28,269,683
Cross Country Healthcare [2]	240,700	1,205,907
HealthSouth Corporation [2]	915,000	18,739,200
Hooper Holmes [2]	2,392,970	1,651,149
Landauer	209,700	11,118,294
Lincare Holdings	498,750	12,907,650
Magellan Health Services [2]	253,222	12,359,766
MEDNAX [2]	329,402	24,497,627
Owens & Minor	654,000	19,888,140
Schein (Henry) [2]	6,800	514,624
U.S. Physical Therapy [3]	883,675	20,368,709
VCA Antech [2]	68,983	1,601,095

		154,010,007

Health Care Technology - 0.0%
Transcend Services [2]	25,800	757,230

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories Cl. A [2]	85,012	8,814,894
Covance [2]	340,000	16,194,200
Furiex Pharmaceuticals [2]	43,625	1,030,859
ICON ADR [2]	552,023	11,713,928
Mettler-Toledo International [2]	206,200	38,095,450
PAREXEL International [2]	270,000	7,281,900
PerkinElmer	1,012,620	28,009,069
Techne Corporation	174,300	12,218,430

		123,358,730

Pharmaceuticals - 0.9%
Endo Pharmaceuticals Holdings [2]	614,500	23,799,585
Hi-Tech Pharmacal [2]	530,400	19,057,272
Obagi Medical Products [2,3]	1,027,900	13,773,860

		56,630,717

Total		445,270,568

Industrials – 25.4%
Aerospace & Defense - 1.6%
Astronics Corporation [2]	25,622	895,745
Astronics Corporation Cl. B [2]	2,588	88,665
Ceradyne	75,000	2,442,000
CPI Aerostructures [2]	99,665	1,482,019
Cubic Corporation	423,197	20,008,754
Curtiss-Wright	255,620	9,460,496
HEICO Corporation	780,343	40,257,895
HEICO Corporation Cl. A	121,562	4,880,714
Kratos Defense & Security Solutions [2]	95,578	510,387
Teledyne Technologies [2]	372,994	23,517,272

		103,543,947

Air Freight & Logistics - 0.9%
Forward Air	794,300	29,126,981
Hub Group Cl. A [2]	25,000	900,750
Pacer International [2]	792,040	5,005,693
UTi Worldwide	1,279,900	22,052,677

		57,086,101

Airlines - 0.0%
Spirit Airlines [1,2]	63,800	1,280,466

Building Products - 2.1%
AAON	1,150,650	23,231,623
Ameresco Cl. A [2]	173,700	2,353,635
American Woodmark [2]	645,774	11,623,932
Apogee Enterprises	147,569	1,911,019
Armstrong World Industries	379,300	18,498,461
Gibraltar Industries [2]	615,120	9,319,068
Insteel Industries	233,708	2,839,552
Owens Corning [2]	850,700	30,650,721
Quanex Building Products	30,000	528,900
Simpson Manufacturing	984,600	31,753,350
WaterFurnace Renewable Energy	110,900	2,254,802

		134,965,063

Commercial Services & Supplies - 2.7%
Brink’s Company (The)	1,277,085	30,484,019
Cintas Corporation	556,000	21,750,720
Copart [1,2]	1,260,012	32,848,513
Healthcare Services Group	652,275	13,873,889
Mine Safety Appliances	332,100	13,642,668
Ritchie Bros. Auctioneers	1,667,300	39,615,048
Steelcase Cl. A	100,000	960,000
Team [2]	311,190	9,631,331
Tetra Tech [2]	135,200	3,563,872
TMS International Cl. A [2]	204,500	2,474,450
Viad Corporation	203,666	3,957,230

		172,801,740

Construction & Engineering - 1.5%
Baker (Michael) [2]	163,100	3,889,935
Chicago Bridge & Iron	23,000	993,370
Comfort Systems USA	619,484	6,758,570
EMCOR Group	1,131,840	31,374,605
Jacobs Engineering Group [2]	116,000	5,146,920
KBR	1,030,300	36,627,165
Layne Christensen [2]	104,200	2,318,450
Pike Electric [2]	237,915	1,958,041
Quanta Services [2]	113,000	2,361,700
Sterling Construction [2]	274,671	2,678,042

		94,106,798

Electrical Equipment - 2.3%
AZZ	418,544	21,613,612
Brady Corporation Cl. A	481,900	15,589,465
Encore Wire	361,579	10,749,744
EnerSys [2]	53,000	1,836,450
Franklin Electric	636,500	31,233,055
Fushi Copperweld [2]	193,204	1,458,690
Global Power Equipment Group [2]	29,400	814,380
GrafTech International [2]	2,063,206	24,634,680
Hubbell Cl. B	15,800	1,241,564
Jinpan International	198,713	1,734,764
Powell Industries [2]	345,000	11,816,250
Preformed Line Products [3]	291,088	19,066,264
Regal-Beloit	28,500	1,868,175

		143,657,093

Industrial Conglomerates - 0.4%
Raven Industries	407,135	24,839,306

Machinery - 7.8%
Briggs & Stratton	252,600	4,529,118
Cascade Corporation	254,408	12,750,929
Chart Industries [2]	19,500	1,429,935
CLARCOR	625,400	30,700,886
Columbus McKinnon [2]	308,050	5,018,134
Crane Company	37,500	1,818,750
Donaldson Company	867,000	30,977,910
Flowserve Corporation	15,500	1,790,405
Foster (L.B.) Company Cl. A	126,598	3,609,309
FreightCar America	65,200	1,466,348
Gardner Denver	139,700	8,803,894
Gorman-Rupp Company	49,733	1,451,209
Graco	605,449	32,125,124
Graham Corporation	106,248	2,325,769
Hurco Companies [2]	39,352	1,111,694
IDEX Corporation	343,500	14,471,655
Industrea	1,369,200	1,453,742
Kaydon Corporation	148,400	3,785,684
Kennametal	1,428,054	63,591,245
Lincoln Electric Holdings	920,930	41,736,548
Lindsay Corporation	10,300	682,581
Nordson Corporation	944,064	51,460,929
PMFG [2]	135,000	2,026,350
RBC Bearings [2]	397,400	18,332,062
Robbins & Myers	240,486	12,517,296
Sun Hydraulics	534,000	13,969,440
Tennant Company	764,500	33,638,000
Valmont Industries	350,800	41,187,428
WABCO Holdings [2]	494,200	29,889,216
Wabtec Corporation	294,170	22,171,593

		490,823,183

Marine - 0.2%
Kirby Corporation [2]	211,600	13,921,164

Professional Services - 3.3%
Advisory Board (The) [2]	673,379	59,674,847
Barrett Business Services	160,800	3,188,664
Corporate Executive Board	619,700	26,653,297
CRA International [2,3]	592,143	14,933,846
Equifax	17,356	768,177
Exponent [2]	366,354	17,775,496
FTI Consulting [2]	186,600	7,001,232
GP Strategies [2]	183,615	3,213,262
Korn/Ferry International [2]	50,000	837,500
ManpowerGroup	485,400	22,993,398
On Assignment [2]	85,000	1,484,950
Robert Half International	582,000	17,634,600
Towers Watson & Company Cl. A	363,600	24,023,052
TrueBlue [2]	273,200	4,884,816

		205,067,137

Road & Rail - 1.1%
Arkansas Best	1,028,935	19,354,267
Landstar System	593,500	34,256,820
Patriot Transportation Holding [2]	254,400	5,924,976
Universal Truckload Services	752,243	11,328,780

		70,864,843

Trading Companies & Distributors - 1.3%
Air Lease Cl. A [1,2]	177,900	4,282,053
Applied Industrial Technologies	986,260	40,564,874
Houston Wire & Cable	22,700	315,303
MFC Industrial	72,600	558,294
MSC Industrial Direct Cl. A	430,500	35,852,040

		81,572,564

Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings [1,2]	580,900	9,410,580

Total		1,603,939,985

Information Technology – 20.3%
Communications Equipment - 1.5%
ADTRAN	1,120,815	34,958,220
Black Box	317,502	8,099,476
Cogo Group [1,2]	127,841	351,563
Digi International [2]	388,644	4,271,198
Finisar Corporation [2]	54,000	1,088,100
Harmonic [2]	150,000	820,500
NETGEAR [2]	886,392	33,860,174
Oplink Communications [2]	93,400	1,597,140
Plantronics	303,021	12,199,625

		97,245,996

Computers & Peripherals - 1.0%
Diebold	651,000	25,076,520
Lexmark International Cl. A	349,000	11,600,760
Logitech International [1,2]	607,100	4,735,380
Rimage Corporation	153,000	1,531,530
Steel Excel [2,4]	41,000	1,137,750
Stratasys [1,2]	209,335	7,644,914
Super Micro Computer [2]	703,911	12,290,286

		64,017,140

Electronic Equipment, Instruments & Components - 8.1%
Anixter International [2]	266,264	19,312,128
Arrow Electronics [2]	287,900	12,083,163
Avnet [2]	31,840	1,158,658
AVX Corporation	1,588,321	21,061,136
Benchmark Electronics [2]	900,000	14,841,000
Celestica [2]	263,000	2,516,910
Checkpoint Systems [2]	36,700	413,976
Cognex Corporation	888,835	37,651,051
Coherent [2]	767,600	44,774,108
DDi Corporation	777,504	9,485,549
Dolby Laboratories Cl. A [2]	1,008,750	38,393,025
DTS [2]	130,000	3,928,600
Electro Rent	77,074	1,418,932
Fabrinet [2]	771,882	13,670,030
FARO Technologies [2]	12,100	705,793
FEI Company [2]	126,850	6,229,603
FLIR Systems	831,400	21,042,734
Frequency Electronics [2]	95,400	788,958
Hollysys Automation Technologies [2]	275,755	2,923,003
IPG Photonics [1,2]	512,530	26,677,186
KEMET Corporation [2]	119,800	1,121,328
Littelfuse	353,989	22,195,110
Mercury Computer Systems [2]	150,944	2,000,008
Molex	10,433	293,376
Molex Cl. A	513,455	12,040,520
MTS Systems	175,474	9,315,915
Multi-Fineline Electronix [2]	234,878	6,447,401
Nam Tai Electronics	311,397	1,862,154
National Instruments	1,388,700	39,605,724
Newport Corporation [2]	936,722	16,598,714
Park Electrochemical	70,200	2,122,146
Plexus Corporation [2]	788,200	27,579,118
Pulse Electronics [2,3]	2,231,739	5,601,665
Rofin-Sinar Technologies [2]	1,420,122	37,448,617
Rogers Corporation [2]	20,000	775,000
Tech Data [2]	473,391	25,686,196
TTM Technologies [2]	300,000	3,447,000
Vishay Intertechnology [2]	1,090,093	13,255,531
Vishay Precision Group [2]	62,958	933,667

		507,404,733

Internet Software & Services - 0.1%
Active Network [1,2]	128,500	2,162,655
Stamps.com [2]	13,300	370,804
ValueClick [2]	208,180	4,109,473

		6,642,932

IT Services - 2.8%
Booz Allen Hamilton Holding Corporation Cl. A	202,700	3,451,981
Convergys Corporation [2]	86,000	1,148,100
Dynamics Research [2]	188,631	1,818,403
Fiserv [2]	13,120	910,397
Forrester Research	298,200	9,661,680
Gartner [2]	704,000	30,018,560
ManTech International Cl. A	967,670	33,345,908
MAXIMUS	488,218	19,855,826
MoneyGram International [2]	964,739	17,365,302
Sapient Corporation	1,980,000	24,651,000
Syntel	358,200	20,059,200
Total System Services	530,742	12,244,218
Yucheng Technologies [1,2]	66,963	213,612

		174,744,187

Office Electronics - 0.1%
Zebra Technologies Cl. A [2]	125,125	5,152,648

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries [2]	246,500	3,234,080
Aixtron ADR	220,600	3,822,998
Alpha & Omega Semiconductor [2]	163,200	1,569,984
Amtech Systems [1,2]	128,300	1,068,739
Analog Devices	40,400	1,632,160
ATMI [2]	65,500	1,526,150
AXT [2]	128,400	815,340
BCD Semiconductor Manufacturing ADR [2]	479,256	2,736,552
Cabot Microelectronics	223,876	8,704,299
Cirrus Logic [2]	1,501,900	35,745,220
Cymer [2]	238,619	11,930,950
Diodes [2]	1,233,700	28,597,166
Entropic Communications [1,2]	432,215	2,519,813
Exar Corporation [2]	843,841	7,088,264
Fairchild Semiconductor International [2]	1,205,300	17,717,910
GSI Technology [2]	1,092,571	4,632,501
Integrated Device Technology [2]	300,000	2,145,000
Integrated Silicon Solution [2]	831,985	9,284,953
International Rectifier [2]	864,700	19,948,629
IXYS Corporation [2]	892,979	11,787,323
LTX-Credence Corporation [2]	167,800	1,206,482
MEMC Electronic Materials [2]	200,000	722,000
Micrel	1,080,800	11,089,008
MKS Instruments	870,386	25,702,499
Nanometrics [2]	173,500	3,211,485
O2Micro International ADR [2]	298,500	1,674,585
OmniVision Technologies [2]	301,700	6,034,000
Photronics [2]	402,960	2,679,684
RDA Microelectronics ADR [1,2]	189,742	2,097,598
Rudolph Technologies [2]	176,100	1,956,471
Supertex [2]	334,000	6,035,380
Teradyne [2]	1,685,296	28,464,649
Ultra Clean Holdings [2]	861,615	6,496,577
Veeco Instruments [1,2]	143,500	4,104,100

		277,982,549

Software - 2.3%
ACI Worldwide [1,2]	427,600	17,219,452
Actuate Corporation [2]	263,100	1,652,268
American Software Cl. A	134,484	1,153,873
ANSYS [2]	603,400	39,233,068
Blackbaud	689,291	22,905,140
FactSet Research Systems	110,900	10,983,536
Fair Isaac	506,900	22,252,910
Manhattan Associates [2]	440,000	20,913,200
NetScout Systems [2]	56,500	1,149,210
Pervasive Software [2,3]	1,461,500	8,754,385

		146,217,042

Total		1,279,407,227

Materials – 7.2%
Chemicals - 1.9%
Balchem Corporation	225,000	6,806,250
Cabot Corporation	459,600	19,615,728
Hawkins	29,617	1,101,752
Innospec [2]	794,806	24,146,206
Intrepid Potash [2]	532,206	12,948,572
KMG Chemicals	164,589	2,970,832
LSB Industries [2]	254,800	9,916,816
Minerals Technologies	100,716	6,587,834
Neo Material Technologies [2]	20,000	224,974
Olin Corporation	34,800	756,900
OM Group [2]	46,700	1,284,717
Quaker Chemical	18,100	714,045
Schulman (A.)	22,600	610,652
Sensient Technologies	50,000	1,900,000
Sigma-Aldrich Corporation	2,965	216,623
Stepan Company	29,800	2,616,440
Westlake Chemical	395,400	25,617,966

		118,036,307

Construction Materials - 0.1%
Ash Grove Cement [4]	50,018	6,652,394

Containers & Packaging - 0.7%
AptarGroup	221,700	12,142,509
Greif Cl. A	562,088	31,431,961
UFP Technologies [2]	247,156	4,807,184

		48,381,654

Metals & Mining - 4.4%
Agnico-Eagle Mines	329,000	10,982,020
Allegheny Technologies	284,700	11,721,099
Allied Nevada Gold [2]	197,500	6,424,675
Carpenter Technology	117,500	6,137,025
Castle (A.M.) & Co. [2]	92,957	1,175,906
Centamin [2]	450,000	500,777
Cliffs Natural Resources	71,500	4,952,090
Commercial Metals	238,700	3,537,534
Compass Minerals International	198,526	14,242,255
Eldorado Gold	1,511,500	20,768,010
Franco-Nevada Corporation	300,000	12,894,000
Globe Specialty Metals	326,400	4,853,568
Haynes International	204,300	12,942,405
Hecla Mining	2,044,100	9,443,742
Hochschild Mining	351,100	2,606,877
Horsehead Holding Corporation [2]	595,500	6,782,745
Kingsrose Mining [2]	100,000	140,875
Major Drilling Group International	846,700	14,048,709
Metals USA Holdings [2]	25,000	360,250
Olympic Steel	129,000	3,096,000
Pan American Silver	636,100	14,032,366
Randgold Resources ADR	106,700	9,387,466
Reliance Steel & Aluminum	736,200	41,580,576
Richmont Mines [2]	90,000	700,200
Schnitzer Steel Industries Cl. A	339,710	13,552,730
Scorpio Mining [1,2]	364,000	474,410
Seabridge Gold [2]	349,500	7,021,455
Silver Standard Resources [2]	689,000	10,362,560
Sims Metal Management ADR	1,125,247	17,182,522
Steel Dynamics	383,521	5,576,395
Universal Stainless & Alloy Products [2]	107,401	4,588,171
Worthington Industries	210,000	4,027,800

		276,097,213

Paper & Forest Products - 0.1%
Stella-Jones	144,200	6,100,797

Total		455,268,365

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [2]	516,500	4,669,160

Total		4,669,160

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	23,200	632,200

Independent Power Producers & Energy Traders - 0.0%
GenOn Energy [2]	100,000	208,000

Total		840,200

Miscellaneous[5] – 0.2%
Total		9,903,272

TOTAL COMMON STOCKS
(Cost $4,609,755,043)		6,106,124,212

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00%
due 12/31/15
(Cost $464,640)	$464,600	375,044

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $196,121,163 (collateralized
by obligations of various U.S. Government
Agencies, 0.21%-4.375% due 3/15/13-10/15/15,
valued at $200,048,392)
(Cost $196,121,000)		196,121,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $42,577,114)		42,577,114

TOTAL INVESTMENTS – 100.6%
(Cost $4,848,917,797)		6,345,197,370

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(39,351,741)

NET ASSETS – 100.0%		$6,305,845,629

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.0%

Consumer Discretionary – 13.8%
Auto Components - 1.2%
Drew Industries [2]	498,745	$13,620,726
Fuel Systems Solutions [2]	60,000	1,569,600

		15,190,326

Diversified Consumer Services - 1.3%
ChinaCast Education [2]	1,035,751	4,391,584
Lincoln Educational Services [3]	1,560,527	12,343,769

		16,735,353

Household Durables - 1.0%
Cavco Industries [2]	268,401	12,502,118

Internet & Catalog Retail - 0.8%
GS Home Shopping	40,500	4,017,651
Manutan International	74,797	3,541,364
Vitacost.com [2]	379,400	3,020,024

		10,579,039

Leisure Equipment & Products - 0.7%
Callaway Golf	859,154	5,807,881
Piscines Desjoyaux	437,000	3,415,365

		9,223,246

Media - 0.2%
Saraiva S/A Livreiros Editores	211,500	2,671,774

Specialty Retail - 5.8%
Buckle (The)	161,275	7,725,072
Cato Corporation (The) Cl. A	243,250	6,723,430
Citi Trends [2]	254,250	2,913,705
hhgregg [2]	450,476	5,126,417
Jos. A. Bank Clothiers [2]	127,280	6,416,185
Kirkland’s [2]	732,560	11,852,821
Lewis Group	291,700	2,897,607
Luk Fook Holdings (International)	663,000	2,010,630
Lumber Liquidators Holdings [2]	186,900	4,693,059
Padini Holdings	13,191,900	6,243,922
Shoe Carnival [2]	314,076	10,119,529
Stein Mart [2]	1,288,142	8,501,737

		75,224,114

Textiles, Apparel & Luxury Goods - 2.8%
Calida Holding	84,200	2,625,712
K-Swiss Cl. A [2]	741,637	3,040,712
LaCrosse Footwear [3]	522,669	6,752,883
Maidenform Brands [2]	176,300	3,968,513
Perry Ellis International [2]	649,366	12,123,663
True Religion Apparel [2]	176,400	4,833,360
Van de Velde	44,648	2,500,975

		35,845,818

Total		177,971,788

Consumer Staples – 3.4%
Food Products - 2.1%
Asian Citrus Holdings	7,400,000	5,050,512
Binggrae	75,920	3,792,482
BioExx Specialty Proteins [2]	1,312,000	282,801
Feronia [2]	1,410,000	438,217
Legumex Walker [2,3]	702,500	6,197,804
Sipef	61,448	5,783,436
Super Group	4,000,000	5,743,606
Waterloo Investment Holdings [2,6]	2,760,860	397,564

		27,686,422

Personal Products - 1.3%
Nutraceutical International [2]	242,000	3,523,520
USANA Health Sciences [2]	351,200	13,110,296

		16,633,816

Total		44,320,238

Energy – 9.5%
Energy Equipment & Services - 7.4%
Canadian Energy Services & Technology	1,026,900	12,096,922
Dawson Geophysical [2]	211,733	7,273,028
GASFRAC Energy Services [2]	495,000	3,726,954
Geodrill [2]	1,504,000	5,006,045
Gulf Island Fabrication	340,044	9,953,088
Lamprell	2,313,756	12,682,830
Natural Gas Services Group [2]	310,423	4,097,584
OYO Geospace [2]	89,503	9,427,351
Tesco Corporation [2]	542,600	7,699,494
TGC Industries [2,3]	1,105,667	10,968,217
Total Energy Services	625,200	10,060,113
Union Drilling [2]	430,205	2,391,940

		95,383,566

Oil, Gas & Consumable Fuels - 2.1%
Gran Tierra Energy [2]	916,700	5,766,043
Renewable Energy Group [1,2]	430,000	4,454,800
Sprott Resource [2]	2,214,900	8,904,456
Triangle Petroleum [2]	970,169	6,694,166
Uranium Resources [2]	1,146,479	1,043,181

		26,862,646

Total		122,246,212

Financials – 6.3%
Capital Markets - 2.6%
Edelman Financial Group (The)	780,000	5,155,800
FBR & Co. [2]	1,143,885	2,939,784
Gluskin Sheff + Associates	412,200	6,157,482
GMP Capital	550,600	4,140,057
INTL FCStone [2]	459,755	9,700,830
U.S. Global Investors Cl. A	313,849	2,275,405
Westwood Holdings Group	86,572	3,352,934

		33,722,292

Commercial Banks - 0.6%
Bancorp (The) [2]	373,567	3,750,613
BCB Holdings [2]	2,760,860	905,279
Pacific Continental	356,897	3,361,970

		8,017,862

Diversified Financial Services - 0.3%
Hellenic Exchanges	767,000	3,048,384

Insurance - 1.4%
American Safety Insurance Holdings [2]	265,100	4,997,135
eHealth [2]	671,198	10,947,240
Navigators Group [2]	54,164	2,558,707

		18,503,082

Real Estate Management & Development - 1.4%
Kennedy-Wilson Holdings	969,813	13,092,475
Midland Holdings	6,838,400	3,584,072
Syswin ADR [2]	1,199,220	1,079,298

		17,755,845

Total		81,047,465

Health Care – 9.2%
Biotechnology - 0.9%
Burcon NutraScience [2]	279,600	1,705,560
Dyax Corporation [2]	1,586,884	2,475,539
Lexicon Pharmaceuticals [2]	3,928,806	7,307,579

		11,488,678

Health Care Equipment & Supplies - 4.6%
Anika Therapeutics [2]	324,822	4,073,268
Cerus Corporation [2]	1,071,554	4,307,647
CryoLife [2]	512,395	2,700,322
Cynosure Cl. A [2]	233,800	4,175,668
Exactech [2]	414,479	6,569,492
Kensey Nash	275,263	8,054,196
Merit Medical Systems [2]	386,765	4,803,621
STRATEC Biomedical	61,700	2,550,967
SurModics [2]	465,054	7,147,880
Syneron Medical [2]	927,674	9,944,665
Young Innovations	167,194	5,169,639

		59,497,365

Health Care Providers & Services - 1.4%
CorVel Corporation [2]	129,657	5,172,018
PDI [2,3]	1,015,694	6,774,679
U.S. Physical Therapy	251,840	5,804,912

		17,751,609

Health Care Technology - 0.2%
Epocrates [1,2]	221,800	1,903,044

Life Sciences Tools & Services - 0.9%
BG Medicine [1,2]	351,265	2,465,880
BioClinica [2]	522,810	2,901,596
EPS	3,000	6,592,968

		11,960,444

Pharmaceuticals - 1.2%
Unichem Laboratories	1,074,000	2,834,415
Vetoquinol	373,826	11,367,433
Zogenix [1,2]	826,100	1,652,200

		15,854,048

Total		118,455,188

Industrials – 20.2%
Aerospace & Defense - 0.2%
Ducommun [2]	252,427	3,003,881

Building Products - 1.6%
AAON	393,727	7,949,348
Quanex Building Products	408,000	7,193,040
WaterFurnace Renewable Energy	239,100	4,861,345

		20,003,733

Commercial Services & Supplies - 1.4%
Courier Corporation	280,182	3,250,111
Ennis	476,251	7,534,291
Viad Corporation	380,249	7,388,238

		18,172,640

Construction & Engineering - 1.7%
Layne Christensen [2]	343,160	7,635,310
Raubex Group	3,014,000	5,107,809
Severfield-Rowen	1,146,400	3,305,186
Sterling Construction [2]	661,711	6,451,682

		22,499,987

Electrical Equipment - 3.5%
Elektrobudowa	57,600	2,075,242
Fushi Copperweld [2]	1,074,081	8,109,311
Global Power Equipment Group [2]	524,612	14,531,752
Graphite India	4,552,600	7,488,623
LSI Industries	1,006,336	7,376,443
Voltamp Transformers [3]	524,000	5,297,085

		44,878,456

Machinery - 6.7%
AIA Engineering	293,587	2,114,956
Burckhardt Compression Holding	30,000	8,225,324
CB Industrial Product Holding	3,615,800	2,962,513
Foster (L.B.) Company Cl. A	240,426	6,854,545
FreightCar America	362,609	8,155,076
Gorman-Rupp Company	90,971	2,654,534
Graham Corporation [3]	621,249	13,599,141
Kadant [2]	326,762	7,783,471
Key Technology [2,3]	446,814	5,906,881
Pfeiffer Vacuum Technology	68,000	7,704,249
RBC Bearings [2]	195,967	9,039,958
Semperit AG Holding	268,100	11,492,135

		86,492,783

Marine - 0.2%
Euroseas	1,337,108	3,048,606

Professional Services - 2.7%
CRA International [2]	358,783	9,048,507
Exponent [2]	166,069	8,057,668
GP Strategies [2,3]	1,004,791	17,583,843

		34,690,018

Road & Rail - 1.9%
Marten Transport	678,219	14,968,294
Patriot Transportation Holding [2]	404,869	9,429,399

		24,397,693

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	277,200	3,850,308

Total		261,038,105

Information Technology – 14.2%
Communications Equipment - 2.5%
Anaren [2,3]	750,836	13,777,840
Digi International [2]	671,108	7,375,477
KVH Industries [2]	523,400	5,495,700
Parrot [2]	182,200	5,032,532

		31,681,549

Computers & Peripherals - 0.8%
Avid Technology [2]	159,343	1,752,773
Novatel Wireless [2]	413,900	1,386,565
Super Micro Computer [2]	429,631	7,501,357

		10,640,695

Electronic Equipment, Instruments & Components - 2.1%
Diploma	732,700	5,273,795
Domino Printing Sciences	317,600	2,834,648
Electro Rent	262,000	4,823,420
Fabrinet [2]	289,294	5,123,397
Inficon Holding	17,500	3,877,257
Nice	379,000	1,465,869
Vaisala Cl. A	192,420	4,106,088

		27,504,474

Internet Software & Services - 0.8%
Envestnet [2]	272,300	3,409,196
KIT digital [1,2]	420,695	3,029,004
World Energy Solutions [2,3]	747,900	3,574,962

		10,013,162

IT Services - 0.5%
CSE Global	3,066,500	2,012,539
Neurones	350,000	4,196,486

		6,209,025

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries [2]	792,536	10,398,072
ATMI [2]	461,300	10,748,290
AXT [2,3]	1,856,461	11,788,528
GSI Technology [2]	947,937	4,019,253
Integrated Silicon Solution [2]	949,300	10,594,188
Mindspeed Technologies [2]	716,700	4,565,379
Rudolph Technologies [2]	1,264,565	14,049,317
Sigma Designs [2]	1,298,451	6,725,976
Ultra Clean Holdings [2]	663,824	5,005,233

		77,894,236

Software - 1.5%
Monotype Imaging Holdings [2]	403,383	6,010,407
VASCO Data Security International [2]	1,261,139	13,607,690

		19,618,097

Total		183,561,238

Materials – 15.5%
Chemicals - 2.0%
C. Uyemura & Co.	89,900	3,519,101
Huchems Fine Chemical	300,000	5,639,645
Quaker Chemical	174,379	6,879,252
Societe Internationale de Plantations d’Heveas	55,800	6,158,292
Victrex	150,000	3,238,989

		25,435,279

Construction Materials - 0.1%
Mardin Cimento Sanayii	322,000	1,232,138

Metals & Mining - 13.4%
Alamos Gold	488,900	8,974,644
Allied Nevada Gold [2]	350,500	11,401,765
Argonaut Gold [2]	555,800	4,736,378
Aureus Mining [2]	1,364,000	1,613,635
Bear Creek Mining [2]	1,024,500	3,666,816
Castle (A.M.) & Co. [2]	473,353	5,987,915
Copper North Mining [1,2]	735,499	199,092
Endeavour Mining [2]	1,971,000	4,406,567
Endeavour Silver [1,2]	1,064,200	10,088,616
Entree Gold [2]	1,901,000	2,471,300
Goldgroup Mining [2]	1,576,500	1,469,893
Great Basin Gold [2]	2,648,600	1,858,760
Great Panther Silver [1,2]	510,600	1,148,850
Horsehead Holding Corporation [2]	1,061,974	12,095,884
Imdex	1,749,465	5,509,036
International Tower Hill Mines [2]	678,000	2,908,620
Lumina Copper [1,2]	820,700	13,452,749
Materion Corporation [2]	39,082	1,122,826
McEwen Mining [2]	1,648,804	7,320,690
NorthIsle Copper and Gold [1,2]	735,499	235,961
Olympic Steel	516,672	12,400,128
Pilot Gold [2,3]	3,114,500	5,651,656
Quaterra Resources [1,2]	1,885,000	1,020,501
Revett Minerals [1,2]	265,000	1,107,700
Richmont Mines [2]	955,900	7,436,902
Saracen Mineral Holdings [2]	5,940,000	3,445,651
Scorpio Mining [1,2]	2,205,400	2,874,349
Silvercorp Metals	830,200	5,720,078
Soltoro [2]	1,680,000	1,179,006
Synalloy Corporation	180,942	2,377,578
Timmins Gold [2]	1,723,200	3,859,968
Torex Gold Resources [2]	2,091,000	4,192,691
Universal Stainless & Alloy Products [2,3]	368,052	15,723,181
Village Main Reef [2]	4,780,000	1,215,096
Western Copper and Gold [2]	1,471,000	2,103,530
Wildcat Silver [2]	1,959,400	2,730,530

		173,708,542

Total		200,375,959

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network	264,845	9,629,764
Inteliquent [2]	623,689	7,602,769

Total		17,232,533

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Alterra Power [2]	3,498,400	2,139,480

Total		2,139,480

Miscellaneous[5] – 1.4%
Total		18,234,800

TOTAL COMMON STOCKS
(Cost $1,022,201,810)		1,226,623,006

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $61,839,052 (collateralized
by obligations of various U.S. Government
Agencies, 0.625%-1.375% due 12/31/12-3/15/13,
valued at $63,077,078)
(Cost $61,839,000)		61,839,000

	PRINCIPAL
	AMOUNT

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
U.S. Treasury Notes
1.875%-2.50%
due 4/30/14-4/30/15	$165,513	166,846
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		7,894,258

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $8,061,104)		8,061,104

TOTAL INVESTMENTS – 100.4%
(Cost $1,092,101,914)		1,296,523,110

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(5,485,145)

NET ASSETS – 100.0%		$1,291,037,965

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Discretionary – 9.9%
Automobiles - 1.9%
Thor Industries [3]	4,407,057	$139,086,719

Distributors - 0.9%
Pool Corporation	1,811,400	67,782,588

Diversified Consumer Services - 2.7%
Sotheby’s	2,422,994	95,320,584
Strayer Education [3]	1,068,485	100,736,766

		196,057,350

Media - 1.1%
Morningstar	1,333,206	84,058,638

Specialty Retail - 1.1%
Buckle (The)	1,730,836	82,907,044

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s [2]	1,144,800	56,976,696
Columbia Sportswear	1,341,600	63,658,920
Fossil [2]	114,906	15,165,294
Warnaco Group (The) [2]	475,000	27,740,000

		163,540,910

Total		733,433,249

Consumer Staples – 5.6%
Food Products - 2.5%
Cal-Maine Foods [3]	1,771,686	67,784,706
Sanderson Farms [3]	2,130,191	112,964,029

		180,748,735

Personal Products - 3.1%
Nu Skin Enterprises Cl. A [3]	4,011,994	232,334,573

Total		413,083,308

Energy – 5.8%
Energy Equipment & Services - 5.8%
Ensign Energy Services	7,128,000	106,550,185
Pason Systems	3,916,300	55,125,424
SEACOR Holdings [2]	297,991	28,541,578
Trican Well Service [3]	7,821,100	114,872,039
Unit Corporation [2,3]	2,896,073	123,836,081

Total		428,925,307

Financials – 12.1%
Capital Markets - 4.8%
Affiliated Managers Group [2]	500,000	55,905,000
Federated Investors Cl. B	3,689,300	82,677,213
Knight Capital Group Cl. A [2]	4,667,200	60,066,864
Partners Group Holding	316,613	61,765,314
Stifel Financial [2]	2,590,777	98,035,002

		358,449,393

Diversified Financial Services - 0.9%
TMX Group	1,451,300	65,184,460

Insurance - 4.1%
Alleghany Corporation [2]	514,525	169,330,178
ProAssurance Corporation [3]	1,558,449	137,314,941

		306,645,119

Real Estate Management & Development - 2.3%
Jones Lang LaSalle	1,269,700	105,778,707
St. Joe Company (The) [1,2]	3,388,074	64,407,287

		170,185,994

Total		900,464,966

Health Care – 4.4%
Biotechnology - 1.6%
Myriad Genetics [2,3]	4,879,367	115,445,823

Health Care Equipment & Supplies - 1.8%
IDEXX Laboratories [2]	1,536,500	134,366,925

Life Sciences Tools & Services - 0.8%
PerkinElmer	2,083,200	57,621,312

Pharmaceuticals - 0.2%
Perrigo Company	150,000	15,496,500

Total		322,930,560

Industrials – 23.9%
Air Freight & Logistics - 0.9%
Forward Air	790,128	28,973,994
UTi Worldwide	2,259,700	38,934,631

		67,908,625

Building Products - 2.1%
Armstrong World Industries	970,170	47,315,191
Simpson Manufacturing [3]	3,387,886	109,259,323

		156,574,514

Commercial Services & Supplies - 2.3%
Copart [2]	2,534,800	66,082,236
Ritchie Bros. Auctioneers	4,441,250	105,524,100

		171,606,336

Construction & Engineering - 0.9%
EMCOR Group	2,508,145	69,525,779

Electrical Equipment - 1.5%
Brady Corporation Cl. A	1,292,600	41,815,610
GrafTech International [2]	6,034,076	72,046,867

		113,862,477

Machinery - 12.1%
Gardner Denver	1,386,518	87,378,364
Kennametal	1,563,500	69,622,655
Lincoln Electric Holdings [3]	5,074,994	229,998,728
Rational	329,966	77,167,246
Semperit AG Holding [3]	1,689,463	72,419,012
Valmont Industries	813,440	95,505,991
Wabtec Corporation	1,233,237	92,949,073
Woodward [3]	3,906,024	167,295,008

		892,336,077

Marine - 1.1%
Kirby Corporation [2]	1,273,635	83,792,447

Professional Services - 0.7%
Towers Watson & Company Cl. A	741,011	48,958,597

Road & Rail - 1.2%
Landstar System	1,475,300	85,154,316

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Cl. A	952,284	79,306,212

Total		1,769,025,380

Information Technology – 18.3%
Communications Equipment - 1.1%
ADTRAN	2,535,434	79,080,186

Electronic Equipment, Instruments & Components - 6.3%
Anixter International [2]	645,000	46,781,850
Benchmark Electronics [2]	2,710,000	44,687,900
Cognex Corporation [3]	3,052,717	129,313,092
FEI Company [2,3]	2,693,120	132,259,123
National Instruments	4,096,201	116,823,653

		469,865,618

IT Services - 3.5%
Gartner [2]	4,607,100	196,446,744
Jack Henry & Associates	1,856,640	63,348,557

		259,795,301

Office Electronics - 1.2%
Zebra Technologies Cl. A [2]	2,121,500	87,363,370

Semiconductors & Semiconductor Equipment - 5.1%
Cabot Microelectronics [3]	2,086,191	81,111,106
Cymer [2]	750,000	37,500,000
Fairchild Semiconductor International [2,3]	6,458,112	94,934,247
MKS Instruments [3]	2,971,910	87,760,502
Veeco Instruments [1,2,3]	2,708,912	77,474,883

		378,780,738

Software - 1.1%
Fair Isaac [3]	1,832,600	80,451,140

Total		1,355,336,353

Materials – 12.1%
Chemicals - 3.0%
Cabot Corporation	700,000	29,876,000
Westlake Chemical	2,975,481	192,781,414

		222,657,414

Metals & Mining - 9.1%
Allied Nevada Gold [2]	1,130,500	36,775,165
Globe Specialty Metals	3,632,763	54,019,186
Pan American Silver	4,865,044	107,322,870
Pretium Resources [1,2]	2,920,800	41,738,232
Reliance Steel & Aluminum	2,569,800	145,142,304
Schnitzer Steel Industries Cl. A [3]	2,108,038	84,100,176
Seabridge Gold [2,3]	3,133,900	62,960,051
Silver Standard Resources [2,3]	4,861,099	73,110,929
Sims Metal Management ADR	4,744,014	72,441,094

		677,610,007

Total		900,267,421

TOTAL COMMON STOCKS
(Cost $4,637,238,710)		6,823,466,544

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $571,224,476 (collateralized
by obligations of various U.S. Government
Agencies, 0.18%-0.625% due 11/26/12-12/31/12,
valued at $582,653,410)
(Cost $571,224,000)		571,224,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $144,296,657)		144,296,657

TOTAL INVESTMENTS – 101.8%
(Cost $5,352,759,367)		7,538,987,201

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(133,914,560)

NET ASSETS – 100.0%		$7,405,072,641

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.7%

Consumer Discretionary – 7.8%
Automobiles - 1.1%
Thor Industries	1,076,753	$33,982,325
Winnebago Industries [2]	1,070,535	10,491,243

		44,473,568

Diversified Consumer Services - 1.0%
Corinthian Colleges [1,2,3]	4,741,854	19,631,275
Universal Technical Institute [3]	1,730,679	22,827,656

		42,458,931

Household Durables - 0.7%
Ekornes	461,739	8,027,071
Helen of Troy [2]	601,996	20,473,884

		28,500,955

Internet & Catalog Retail - 0.4%
NutriSystem [3]	1,475,690	16,571,999

Media - 0.2%
Pico Far East Holdings	30,000,000	6,760,629

Multiline Retail - 0.2%
Tuesday Morning [2]	1,986,450	7,627,968

Specialty Retail - 3.2%
Buckle (The)	704,575	33,749,143
Cato Corporation (The) Cl. A	597,350	16,510,754
Chico’s FAS	1,156,000	17,455,600
Lewis Group	1,543,747	15,334,835
Luk Fook Holdings (International)	3,277,800	9,940,338
Men’s Wearhouse (The)	606,700	23,521,759
Williams-Sonoma	390,405	14,632,379

		131,144,808

Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear	911,448	25,110,392
Grendene	2,039,200	11,059,235
Li Ning	7,300,000	7,764,807

		43,934,434

Total		321,473,292

Consumer Staples – 3.5%
Food Products - 1.6%
Asian Citrus Holdings	30,918,000	21,101,583
Darling International [2]	1,303,770	22,711,674
Industrias Bachoco ADR	1,153,765	24,298,291

		68,111,548

Personal Products - 1.9%
Nu Skin Enterprises Cl. A	1,322,833	76,605,259

Total		144,716,807

Energy – 11.1%
Energy Equipment & Services - 10.8%
C&J Energy Services [1,2]	2,201,593	39,166,339
Calfrac Well Services	1,706,100	47,721,881
Ensign Energy Services	2,204,100	32,947,146
Lamprell	12,724,952	69,751,694
Oil States International [2]	352,343	27,503,895
Pason Systems	2,250,700	31,680,614
RPC	1,283,769	13,620,789
Tesco Corporation [2,3]	2,882,105	40,897,070
TGS-NOPEC Geophysical	710,000	19,461,961
Total Energy Services [3]	1,866,700	30,037,129
Trican Well Service	3,813,800	56,015,008
Unit Corporation [1,2]	878,400	37,560,384

		446,363,910

Oil, Gas & Consumable Fuels - 0.3%
Sprott Resource [2]	2,980,100	11,980,753

Total		458,344,663

Financials – 12.3%
Capital Markets - 7.4%
Artio Global Investors Cl. A	2,081,437	9,928,455
Ashmore Group	4,080,363	23,985,051
Close Brothers Group	600,000	7,533,650
Deutsche Beteiligungs	409,995	9,303,975
Duff & Phelps Cl. A	1,181,400	18,358,956
Egyptian Financial Group-Hermes Holding Company [2]	3,750,000	8,300,911
Federated Investors Cl. B	1,271,900	28,503,279
Jefferies Group	298,200	5,618,088
Jupiter Fund Management	8,734,349	34,772,822
Knight Capital Group Cl. A [2]	2,899,500	37,316,565
Sprott	8,067,400	50,145,748
Stifel Financial [2]	470,663	17,809,888
U.S. Global Investors Cl. A	661,751	4,797,695
Value Partners Group	81,255,900	49,179,096

		305,554,179

Diversified Financial Services - 1.1%
KKR Financial Holdings LLC	2,213,430	20,385,690
MarketAxess Holdings	37,685	1,405,274
PICO Holdings [2]	1,013,799	23,773,586

		45,564,550

Insurance - 2.6%
Argo Group International Holdings	521,897	15,589,063
Aspen Insurance Holdings	553,000	15,450,820
Brown & Brown	750,000	17,835,000
Greenlight Capital Re Cl. A [2]	523,812	12,901,490
Montpelier Re Holdings	572,500	11,060,700
Validus Holdings	1,136,140	35,163,533

		108,000,606

Real Estate Management & Development - 1.2%
E-House China Holdings ADR	2,086,204	12,099,983
Kennedy-Wilson Holdings [3]	2,891,499	39,035,237
Syswin ADR [2]	666,180	599,562

		51,734,782

Total		510,854,117

Health Care – 7.3%
Biotechnology - 2.5%
Emergent Biosolutions [2]	1,027,200	16,435,200
Maxygen [2]	690,200	3,961,748
Myriad Genetics [2]	3,332,400	78,844,584
Sinovac Biotech [1,2]	1,749,629	3,569,243

		102,810,775

Health Care Equipment & Supplies - 2.0%
Carl Zeiss Meditec	2,256,800	54,780,060
CONMED Corporation	205,500	6,138,285
Nihon Kohden	342,000	9,156,361
Thoratec Corporation [2]	350,000	11,798,500

		81,873,206

Health Care Providers & Services - 0.3%
Cross Country Healthcare [2,3]	2,692,607	13,489,961

Life Sciences Tools & Services - 0.3%
eResearchTechnology [2]	1,665,849	13,026,939

Pharmaceuticals - 2.2%
Adcock Ingram Holdings	2,311,000	17,684,226
Endo Pharmaceuticals Holdings [2]	426,152	16,504,867
Medicines Company (The) [2]	1,481,850	29,740,730
Recordati	1,488,800	11,317,989
Sino Biopharmaceutical	15,950,000	4,272,202
ViroPharma [2]	311,003	9,351,860

		88,871,874

Total		300,072,755

Industrials – 12.3%
Aerospace & Defense - 2.6%
Ceradyne	1,060,667	34,535,317
HEICO Corporation Cl. A	1,768,320	70,998,048
Kratos Defense & Security Solutions [1,2]	594,770	3,176,072

		108,709,437

Building Products - 0.7%
AAON	424,413	8,568,898
WaterFurnace Renewable Energy [3]	970,500	19,732,057

		28,300,955

Commercial Services & Supplies - 0.9%
Ennis	1,004,600	15,892,772
Moshi Moshi Hotline	1,900,000	18,983,931

		34,876,703

Construction & Engineering - 0.2%
Raubex Group	5,279,971	8,947,937

Electrical Equipment - 1.5%
GrafTech International [2]	4,407,800	52,629,132
Powell Industries [2]	314,848	10,783,544

		63,412,676

Machinery - 2.1%
Gardner Denver	178,830	11,269,867
Kennametal	1,124,500	50,073,985
Lincoln Electric Holdings	594,770	26,954,976

		88,298,828

Professional Services - 3.1%
CBIZ [2]	597,600	3,776,832
Exponent [2]	250,400	12,149,408
Kforce [2]	448,774	6,686,733
Korn/Ferry International [2,3]	2,836,963	47,519,130
TrueBlue [2,3]	3,112,691	55,654,915

		125,787,018

Road & Rail - 0.7%
Heartland Express	688,366	9,953,772
Universal Truckload Services	387,561	5,836,669
Werner Enterprises	490,600	12,196,316

		27,986,757

Trading Companies & Distributors - 0.5%
Houston Wire & Cable [3]	1,591,200	22,101,768

Total		508,422,079

Information Technology – 20.0%
Communications Equipment - 3.0%
ADTRAN	983,900	30,687,841
Arris Group [2]	1,441,971	16,294,272
Harmonic [2]	2,022,500	11,063,075
KVH Industries [2,3]	1,100,200	11,552,100
NETGEAR [2]	1,092,800	41,744,960
PC-Tel [3]	1,095,592	7,285,687
Tellabs	1,575,000	6,378,750

		125,006,685

Computers & Peripherals - 1.1%
Novatel Wireless [2,3]	3,205,176	10,737,340
STEC [1,2]	1,662,400	15,693,056
Xyratex	1,177,566	18,735,075

		45,165,471

Electronic Equipment, Instruments & Components - 1.7%
AVX Corporation	1,018,900	13,510,614
Cognex Corporation	40,638	1,721,426
Littelfuse	258,400	16,201,680
Methode Electronics	1,176,000	10,913,280
TTM Technologies [2]	2,531,735	29,089,635

		71,436,635

Internet Software & Services - 0.5%
ValueClick [2]	1,002,600	19,791,324

IT Services - 1.7%
Forrester Research	518,300	16,792,920
MAXIMUS	368,782	14,998,364
TeleTech Holdings [2]	2,373,700	38,216,570

		70,007,854

Semiconductors & Semiconductor Equipment - 12.0%
Advanced Energy Industries [2]	1,351,400	17,730,368
Aixtron ADR [1]	1,652,701	28,641,308
ATMI [2]	1,125,000	26,212,500
Brooks Automation	3,172,582	39,117,936
Cirrus Logic [1,2]	478,400	11,385,920
Exar Corporation [2]	461,700	3,878,280
Fairchild Semiconductor International [2]	5,145,039	75,632,073
Integrated Device Technology [2]	650,000	4,647,500
International Rectifier [2]	2,676,822	61,754,284
Lam Research [1,2]	343,800	15,340,356
Micrel	685,744	7,035,733
MKS Instruments	1,587,800	46,887,734
Novellus Systems [2]	400,000	19,964,000
OmniVision Technologies [2]	1,977,191	39,543,820
Sigma Designs [2,3]	2,007,658	10,399,669
Supertex [2]	386,900	6,991,283
Teradyne [2]	4,799,596	81,065,176

		496,227,940

Software - 0.0%
Smith Micro Software [2]	958,576	2,233,482

Total		829,869,391

Materials – 21.4%
Chemicals - 2.2%
Intrepid Potash [2]	1,559,900	37,952,367
Schulman (A.)	321,190	8,678,554
Victrex	550,000	11,876,294
Westlake Chemical	464,800	30,114,392

		88,621,607

Construction Materials - 0.2%
Mardin Cimento Sanayii	2,160,000	8,265,275

Metals & Mining - 18.3%
Alamos Gold	3,998,400	73,397,869
Allied Nevada Gold [2]	1,845,950	60,048,754
AuRico Gold [2]	1,747,500	15,500,325
Castle (A.M.) & Co. [2,3]	1,799,667	22,765,788
Centamin [2]	19,952,400	22,203,789
CGA Mining [2]	4,690,000	9,262,920
Endeavour Mining [1,2]	3,625,000	8,104,416
Globe Specialty Metals [3]	4,160,280	61,863,364
Hecla Mining	3,077,715	14,219,043
Hochschild Mining	5,858,563	43,499,147
Horsehead Holding Corporation [2]	1,849,035	21,060,509
Kirkland Lake Gold [2]	912,700	13,194,781
Major Drilling Group International	2,736,800	45,409,834
McEwen Mining [2]	7,858,918	34,893,596
Medusa Mining	3,086,300	16,112,593
Northam Platinum	2,040,000	9,073,758
Olympic Steel	510,800	12,259,200
Orbit Garant Drilling [2]	1,512,500	7,506,015
Pan American Silver	2,263,053	49,922,949
Pretium Resources [2,3]	4,566,000	65,276,591
Reliance Steel & Aluminum	180,000	10,166,400
Schnitzer Steel Industries Cl. A	177,100	7,065,405
Seabridge Gold [2]	1,111,783	22,335,720
Silver Standard Resources [2]	2,599,400	39,094,976
Silvercorp Metals	3,660,400	25,220,156
Sims Metal Management ADR	1,846,252	28,192,268
Tahoe Resources [2]	969,400	20,428,882

		758,079,048

Paper & Forest Products - 0.7%
Buckeye Technologies	831,300	28,239,261
China Forestry Holdings [6]	23,300,000	1,770,255

		30,009,516

Total		884,975,446

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
Inteliquent [2,3]	1,681,614	20,498,875

Total		20,498,875

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [2]	9,732,900	5,952,247

Total		5,952,247

Miscellaneous[5] – 0.4%
Total		15,852,888

TOTAL COMMON STOCKS
(Cost $3,172,106,995)		4,001,032,560

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $145,538,121 (collateralized
by obligations of various U.S. Government
Agencies, 0.19%-1.625% due 11/21/12, valued at
$148,450,075)
(Cost $145,538,000)		145,538,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $58,593,596)		58,593,596

TOTAL INVESTMENTS – 101.6%
(Cost $3,376,238,591)		4,205,164,156

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.6)%		(65,799,312)

NET ASSETS – 100.0%		$4,139,364,844

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 13.2%
Auto Components - 0.5%
Autoliv	22,600	$1,515,330
Cie Generale des Etablissements
Michelin	2,800	208,489
Gentex Corporation	595,000	14,577,500
Nippon Seiki	19,100	240,452
Sanoh Industrial	28,300	241,048
Spartan Motors	47,557	251,577
Standard Motor Products	107,306	1,903,608
Superior Industries International	146,387	2,860,402
Tokai Rika	15,400	264,016
Yorozu Corporation	9,600	209,235

		22,271,657

Automobiles - 0.2%
Thor Industries	382,052	12,057,561

Distributors - 0.1%
Weyco Group	282,000	6,683,400

Diversified Consumer Services - 0.3%
DeVry	68,800	2,330,256
Hillenbrand	243,625	5,591,194
Lincoln Educational Services	2,800	22,148
Regis Corporation	231,100	4,259,173
Slater & Gordon	104,500	159,122

		12,361,893

Hotels, Restaurants & Leisure - 0.9%
Abu Dhabi National Hotels	1,200,000	650,150
Ambassadors Group	35,670	190,834
Bob Evans Farms	462,173	17,433,165
DineEquity [2]	61,030	3,027,088
International Speedway Cl. A	573,800	15,922,950
P.F. Chang’s China Bistro	83,900	3,315,728
REXLot Holdings	479,200	42,579
Sportingbet	295,700	178,547
William Hill	88,400	369,609

		41,130,650

Household Durables - 0.8%
Alpine Electronics	22,600	304,992
American Greetings Cl. A	109,200	1,675,128
Blyth	30,119	2,253,805
Cleanup Corporation	32,000	260,191
Ethan Allen Interiors	1,170,250	29,630,730
Harman International Industries	69,200	3,239,252
HTL International Holdings	489,600	148,004
Leggett & Platt	22,503	517,794
Man Wah Holdings	324,800	189,889
McPherson’s	70,300	153,651
McPherson’s Printing Group [2,6]	17,575	0
SEB	3,000	249,508

		38,622,944

Internet & Catalog Retail - 0.1%
NutriSystem	269,360	3,024,913

Leisure Equipment & Products - 0.3%
Arctic Cat [1,2]	92,881	3,978,093
Callaway Golf	962,900	6,509,204
Fields Corporation	100	165,519
Hasbro	12,438	456,724
JAKKS Pacific	78,220	1,364,939
Sankyo	5,200	255,068
Sturm, Ruger & Co.	16,762	823,014

		13,552,561

Media - 0.5%
Arbitron	33,000	1,220,340
Chime Communications	54,400	191,428
Fuji Media Holdings	100	171,922
Harte-Hanks	237,145	2,146,162
Ipsos	5,200	186,454
Meredith Corporation	101,520	3,295,339
Scholastic Corporation	86,799	3,062,269
Societe Television Francaise 1	14,500	177,548
STW Communications Group	182,800	189,354
Washington Post Cl. B	7,900	2,951,203
World Wrestling Entertainment Cl. A	1,408,692	12,495,098

		26,087,117

Multiline Retail - 0.0%
Dillard’s Cl. A	22,386	1,410,766
Myer Holdings	77,900	188,821

		1,599,587

Specialty Retail - 7.3%
American Eagle Outfitters	2,091,662	35,955,670
Ascena Retail Group [1,2]	939,599	41,643,028
Buckle (The)	839,136	40,194,614
Cato Corporation (The) Cl. A [3]	1,477,815	40,846,807
Chico’s FAS	54,200	818,420
DSW Cl. A	5,300	290,281
Finish Line (The) Cl. A	117,266	2,488,384
Foot Locker	110,692	3,436,987
GameStop Corporation Cl. A	1,614,857	35,268,477
GUESS?	1,229,129	38,410,281
Halfords Group	43,500	216,110
Jos. A. Bank Clothiers [2]	825,883	41,632,762
JUMBO	32,900	160,596
Men’s Wearhouse (The)	303,139	11,752,699
RadioShack Corporation	159,981	995,082
Reitmans (Canada) Cl. A	14,000	213,905
Rent-A-Center	19,600	739,900
Ross Stores	399,200	23,193,520
Stage Stores	36,178	587,531
Systemax [2]	300,061	5,059,028
Tiffany & Co.	372,500	25,750,925
Williams-Sonoma	5,400	202,392

		349,857,399

Textiles, Apparel & Luxury Goods - 2.2%
Barry (R.G.) [3]	1,048,496	12,791,651
Columbia Sportswear	54,129	2,568,421
G-III Apparel Group [2]	926,944	26,343,748
Glorious Sun Enterprises	554,100	188,374
Jones Group (The)	636,681	7,996,713
K-Swiss Cl. A [2]	90,575	371,357
Movado Group	13,641	334,887
Pandora	5,200	60,160
Steven Madden [2]	673,482	28,791,356
Texhong Textile Group	268,300	76,010
Wolverine World Wide	718,524	26,714,722

		106,237,399

Total		633,487,081

Consumer Staples – 3.2%
Food & Staples Retailing - 0.5%
Circle K Sunkus	12,900	276,017
Kasumi Company	30,000	201,160
Ministop	15,000	289,960
Village Super Market Cl. A [3]	714,561	22,572,982
Weis Markets	16,071	700,695

		24,040,814

Food Products - 2.3%
Cal-Maine Foods	162,098	6,201,870
Farmer Bros. [1,2]	542,300	5,905,647
Flowers Foods	600,150	12,225,056
Fresh Del Monte Produce	8,200	187,288
Hershey Creamery [4]	173	293,927
Hormel Foods	541,566	15,987,028
J&J Snack Foods	202,570	10,626,822
J.M. Smucker Company (The)	324,000	26,360,640
Lancaster Colony	113,714	7,557,432
Parmalat	81,700	204,088
Sino Grandness Food Industry Group [2]	349,000	112,442
Tootsie Roll Industries	1,020,397	23,377,293

		109,039,533

Household Products - 0.0%
WD-40 Company	5,296	240,174

Personal Products - 0.4%
Inter Parfums	1,133,497	17,784,568
Mandom Corporation	10,100	253,324
Nu Skin Enterprises Cl. A	9,510	550,724

		18,588,616

Tobacco - 0.0%
Universal Corporation	7,464	347,822

Total		152,256,959

Diversified Investment Companies – 0.3%
Closed-End Funds - 0.3%
British Empire Securities and General
Trust	160,000	1,084,078
Central Fund of Canada Cl. A	650,500	14,271,970

Total		15,356,048

Energy – 8.1%
Energy Equipment & Services - 2.6%
CARBO Ceramics	255,700	26,963,565
CH Offshore	642,000	199,181
Core Laboratories	8,100	1,065,717
Exterran Partners L.P.	479,700	10,351,926
Gulf Island Fabrication	15,473	452,895
Helmerich & Payne	622,779	33,598,927
Lufkin Industries	53,136	4,285,418
Oceaneering International	29,701	1,600,587
Patterson-UTI Energy	58,877	1,017,983
Precision Drilling [2]	633,850	6,357,515
Rowan Companies [2]	594,047	19,561,968
RPC	81,100	860,471
SEACOR Holdings [2]	207,000	19,826,460

		126,142,613

Oil, Gas & Consumable Fuels - 5.5%
Alliance Holdings GP L.P.	528,500	23,016,175
Alliance Resource Partners L.P.	278,000	16,707,800
Arch Coal	111,518	1,194,358
Cimarex Energy	293,990	22,187,425
Delek US Holdings	15,203	235,799
Energen Corporation	717,098	35,245,367
Energy Transfer Equity L.P.	530,600	21,383,180
Enterprise Products Partners L.P.	343,050	17,313,733
Hugoton Royalty Trust	158,500	2,326,780
Magellan Midstream Partners L.P.	433,701	31,373,930
Natural Resource Partners L.P.	537,700	12,899,423
NuStar GP Holdings LLC	369,200	12,781,704
Pengrowth Energy	10,457	98,296
Penn Virginia	633,760	2,883,608
Penn Virginia Resource Partners L.P.	514,500	11,231,535
Pioneer Southwest Energy Partners
L.P.	39,350	1,051,432
Plains All American Pipeline L.P.	225,230	17,669,294
Provident Energy	60,275	723,300
Sabine Royalty Trust	17,100	1,024,461
San Juan Basin Royalty Trust	63,520	1,231,653
SM Energy	19,942	1,411,295
Sunoco Logistics Partners L.P.	693,000	26,202,330
W&T Offshore	77,700	1,637,916

		261,830,794

Total		387,973,407

Financials – 28.8%
Capital Markets - 7.5%
A.F.P. Provida ADR	311,700	24,624,300
AGF Management Cl. B	815,600	12,657,765
AllianceBernstein Holding L.P.	1,868,900	29,173,529
AP Alternative Assets L.P.	76,000	718,200
Apollo Global Management LLC Cl. A	584,500	8,346,660
Apollo Investment	1,161,400	8,327,238
Artio Global Investors Cl. A	150,303	716,945
ASA Gold and Precious Metals	146,000	3,763,880
Bank Sarasin & Co. Cl. B [2]	82,000	2,570,732
Banque Privee Edmond de Rothschild	174	4,535,527
CI Financial	933,500	21,282,059
Cohen & Steers	385,630	12,301,597
Deutsche Beteiligungs	8,100	183,813
Egyptian Financial Group-Hermes
Holding Company [2]	2,860,027	6,330,888
Egyptian Financial Group-Hermes
Holding Company GDR [2]	75,000	324,900
Federated Investors Cl. B	1,957,163	43,860,023
GAMCO Investors Cl. A	278,300	13,806,463
Intermediate Capital Group	44,700	206,986
Janus Capital Group	1,061,209	9,455,372
KKR & Co. L.P.	1,104,100	16,373,803
Lazard Cl. A	450,300	12,860,568
MVC Capital	495,000	6,499,350
Oppenheimer Holdings Cl. A	4,867	84,442
Paris Orleans	239,213	5,420,461
Raymond James Financial	597,925	21,842,200
Schroders	90,000	2,274,490
SEI Investments	1,624,292	33,606,602
T. Rowe Price Group	456,800	29,829,040
Teton Advisors Cl. A [4]	1,297	20,168
Tokai Tokyo Financial Holdings	63,500	237,061
Vontobel Holding	55,000	1,395,259
W.P. Carey & Co. LLC	281,231	13,065,992
Waddell & Reed Financial Cl. A	286,900	9,298,429
Westwood Holdings Group	45,895	1,777,513

		357,772,255

Commercial Banks - 3.5%
Ames National	181,596	4,321,985
Banco Latinoamericano de Comercio
Exterior Cl. E	110,775	2,338,460
Bank of Hawaii	557,001	26,930,998
Bank of N.T. Butterfield & Son [2]	1,916,857	2,031,868
BLOM Bank GDR	614,500	4,946,725
BOK Financial	516,382	29,061,979
Canadian Western Bank	783,200	22,912,202
City Holding Company	557,877	19,369,490
Credicorp	235,800	31,083,156
Farmers & Merchants Bank of Long
Beach	479	2,045,330
First Citizens BancShares Cl. A	25,243	4,611,644
First Financial Bancorp	100,000	1,730,000
First National Bank Alaska	3,110	4,752,080
National Bankshares	174,768	5,260,517
Peapack-Gladstone Financial [3]	473,145	6,396,920
Sun Bancorp [2]	284,428	1,004,031

		168,797,385

Consumer Finance - 0.1%
Advance America Cash Advance
Centers	312,515	3,278,282
Cash America International	9,400	450,542

		3,728,824

Diversified Financial Services - 0.5%
Leucadia National	433,800	11,322,180
Sofina	170,572	13,481,165

		24,803,345

Insurance - 13.4%
Alleghany Corporation [2]	109,785	36,130,274
Allied World Assurance Company
Holdings	654,993	44,978,369
Alterra Capital Holdings	837,326	19,241,752
American Equity Investment Life
Holding Company	200	2,554
American Financial Group	153,200	5,910,456
American National Insurance	145,093	10,522,144
AmTrust Financial Services	19,900	534,912
APRIL Group	9,100	168,578
Arch Capital Group [2]	122,331	4,555,606
Argo Group International Holdings	90,281	2,696,694
Aspen Insurance Holdings	1,333,438	37,256,258
Assurant	2,859	115,790
Assured Guaranty	198,092	3,272,480
Baldwin & Lyons Cl. B	108,741	2,433,624
Brown & Brown	430,957	10,248,157
Cincinnati Financial	280,000	9,662,800
Crawford & Company Cl. B	204,697	1,003,015
Delphi Financial Group Cl. A	65,700	2,941,389
E-L Financial	82,188	32,135,265
EMC Insurance Group	101,164	2,032,385
Employers Holdings	10,400	184,184
Endurance Specialty Holdings	384,298	15,625,557
Erie Indemnity Cl. A	635,400	49,523,076
Everest Re Group	98,800	9,140,976
FBL Financial Group Cl. A	14,200	478,540
Fidelity National Financial Cl. A	1,254,752	22,623,179
First American Financial	517,261	8,602,050
Flagstone Reinsurance Holdings	424,879	3,343,798
Gallagher (Arthur J.) & Co.	978,200	34,960,868
HCC Insurance Holdings	704,946	21,973,167
Infinity Property & Casualty	106,562	5,576,389
Kansas City Life Insurance	3,999	128,768
Lincoln National	7,700	202,972
Markel Corporation [1,2]	67,900	30,483,026
Meadowbrook Insurance Group	1,695,824	15,822,038
Mercury General	183,000	8,004,420
Montpelier Re Holdings	1,077,110	20,809,765
Old Republic International	1,087,000	11,467,850
OneBeacon Insurance Group Cl. A	50,000	770,500
PartnerRe	542,197	36,809,754
Platinum Underwriters Holdings	293,306	10,705,669
Protective Life	65,600	1,943,072
Reinsurance Group of America	763,605	45,411,589
RenaissanceRe Holdings	10,609	803,420
RLI	72,635	5,203,571
StanCorp Financial Group	446,200	18,267,428
State Auto Financial	362,000	5,288,820
Symetra Financial	704,000	8,117,120
Tower Group	98,555	2,210,589
United Fire Group	112,591	2,014,253
Validus Holdings	426,701	13,206,396
White Mountains Insurance Group	7,760	3,893,347

		639,438,653

Real Estate Investment Trusts (REITs) - 3.2%
Annaly Capital Management	703,900	11,135,698
Colony Financial	1,602,230	26,244,527
Cousins Properties	818,085	6,201,084
DCT Industrial Trust	1,121,600	6,617,440
Essex Property Trust	83,000	12,575,330
Lexington Realty Trust	1,711,246	15,384,102
MFA Financial	692,000	5,169,240
National Health Investors	159,570	7,783,825
National Retail Properties	650,000	17,673,500
PS Business Parks	168,500	11,043,490
Rayonier	794,100	35,011,869

		154,840,105

Thrifts & Mortgage Finance - 0.6%
Genworth MI Canada	802,700	17,809,164
HopFed Bancorp	129,009	1,141,730
Kearny Financial	312,100	3,042,975
TrustCo Bank Corp NY	1,294,259	7,390,219

		29,384,088

Total		1,378,764,655

Health Care – 5.5%
Health Care Equipment & Supplies - 2.0%
Analogic Corporation	141,400	9,550,156
Atrion Corporation	1,688	354,834
Cantel Medical	116,609	2,925,720
Carl Zeiss Meditec	12,200	296,135
Essilor International	3,100	276,306
Hill-Rom Holdings	443,470	14,816,333
IDEXX Laboratories [2]	379,600	33,196,020
Invacare Corporation	126,968	2,103,860
Nihon Kohden	8,500	227,570
STERIS Corporation	441,900	13,972,878
Teleflex	309,700	18,938,155
Young Innovations	15,705	485,599

		97,143,566

Health Care Providers & Services - 2.9%
BML	8,100	205,999
Chemed Corporation	717,897	44,997,784
Ensign Group	113,855	3,092,302
Landauer	421,471	22,346,392
Lincare Holdings	6,392	165,425
Mediq	12,400	194,982
MEDNAX [2]	493,410	36,694,902
National HealthCare	53,902	2,455,775
Omnicare	87,399	3,108,782
Owens & Minor	861,950	26,211,899

		139,474,242

Life Sciences Tools & Services - 0.4%
PerkinElmer	712,600	19,710,516

Pharmaceuticals - 0.2%
China Pharmaceutical Group [2]	412,000	94,438
China Shineway Pharmaceutical Group	150,000	227,543
H. Lundbeck	11,700	234,440
Medicis Pharmaceutical Cl. A	79,225	2,978,068
Mochida Pharmaceutical	20,700	244,088
Recordati	25,200	191,573
Valeant Pharmaceuticals
International [2]	55,768	2,994,184

		6,964,334

Total		263,292,658

Industrials – 18.4%
Aerospace & Defense - 1.5%
American Science & Engineering	25,884	1,735,522
Cubic Corporation	721,103	34,093,750
HEICO Corporation	297,500	15,348,025
HEICO Corporation Cl. A	312,747	12,556,792
National Presto Industries	62,326	4,728,051
Triumph Group	24,476	1,533,666

		69,995,806

Air Freight & Logistics - 1.0%
Aramex	1,600,000	792,812
C.H. Robinson Worldwide	256,000	16,765,440
Expeditors International of
Washington	458,400	21,320,184
UTi Worldwide	492,600	8,487,498

		47,365,934

Airlines - 0.0%
Air Arabia	1,600,000	311,898

Building Products - 0.5%
Sekisui Jushi	24,000	239,797
Smith (A.O.) Corporation	497,894	22,380,335

		22,620,132

Commercial Services & Supplies - 2.5%
ABM Industries	749,200	18,205,560
Ennis	404,501	6,399,206
G&K Services Cl. A	6,355	217,341
Healthcare Services Group	33,732	717,480
HNI Corporation	449,773	12,481,201
Kimball International Cl. B	724,600	5,006,986
McGrath RentCorp	291,300	9,353,643
Mine Safety Appliances	196,000	8,051,680
PayPoint	28,000	278,569
Progressive Waste Solutions	10,400	225,472
Ritchie Bros. Auctioneers	1,596,320	37,928,563
Rollins	833,625	17,739,540
RPS Group	70,800	268,503
Schawk	94,169	1,178,054
Tokyu Community	4,100	129,335
Transcontinental Cl. A	16,400	205,031
UniFirst Corporation	33,316	2,050,600
US Ecology	33,452	727,246
Viad Corporation	3,442	66,878

		121,230,888

Construction & Engineering - 0.3%
Comfort Systems USA	315,450	3,441,560
Global Construction Services	117,900	190,518
Granite Construction	191,575	5,505,865
Great Lakes Dredge & Dock	42,032	303,471
KBR	94,213	3,349,272
NEC Networks & System Integration	18,300	261,334
Severfield-Rowen	42,900	123,685
Yokogawa Bridge Holdings	24,700	171,888
Yongnam Holdings	1,064,000	215,839

		13,563,432

Electrical Equipment - 2.4%
Acuity Brands	9,868	620,006
AZZ	187,233	9,668,712
Belden	13,573	514,552
Brady Corporation Cl. A	471,373	15,248,917
Franklin Electric	366,900	18,003,783
Hubbell Cl. B	353,277	27,760,507
LSI Industries	1,070,961	7,850,144
Preformed Line Products	202,671	13,274,951
Regal-Beloit	14,702	963,716
Roper Industries	219,500	21,765,620

		115,670,908

Industrial Conglomerates - 0.6%
Raven Industries	156,201	9,529,823
Seaboard Corporation [2]	9,476	18,487,676
Standex International	70,645	2,909,868

		30,927,367

Machinery - 6.5%
Alamo Group	11,200	336,672
American Railcar Industries [1,2]	122,109	2,870,783
Ampco-Pittsburgh	189,320	3,811,012
Briggs & Stratton	530,930	9,519,575
Cascade Corporation	180,221	9,032,676
Chen Hsong Holdings	421,700	138,475
Crane Company	301,000	14,598,500
FreightCar America	10,539	237,022
Fuji Machine Manufacturing	11,200	223,946
Gorman-Rupp Company	576,633	16,826,151
Harsco Corporation	1,100	25,806
Hoshizaki Electric	12,900	304,226
Kaydon Corporation	9,700	247,447
Kennametal	842,859	37,532,511
Kinki Sharyo	41,700	158,699
Lincoln Electric Holdings	233,400	10,577,688
Lindsay Corporation	210,783	13,968,589
Muehlbauer Holding AG & Co.	4,400	146,707
Mueller (Paul) Company [2,3,4]	116,700	2,800,800
Mueller Industries	452,262	20,555,308
Nordson Corporation	736,200	40,130,262
Starrett (L.S.) Company (The) Cl. A [3]	529,400	6,855,730
Sulzer	2,000	284,258
Sun Hydraulics	1,014,697	26,544,473
Tennant Company	612,298	26,941,112
Timken Company (The)	59,232	3,005,432
Toro Company (The)	328,275	23,343,635
Trinity Industries	486,287	16,023,157
Watts Water Technologies Cl. A	600	24,450
Woodward	609,200	26,092,036

		313,157,138

Marine - 0.5%
Alexander & Baldwin	494,700	23,968,215
D/S Norden	7,100	211,237
Euroseas	125,346	285,789
Sinotrans Shipping	774,400	185,484

		24,650,725

Professional Services - 1.7%
Corporate Executive Board	236,000	10,150,360
Heidrick & Struggles International	214,934	4,734,996
Kelly Services Cl. A	595,000	9,514,050
ManpowerGroup	462,152	21,892,140
Robert Half International	30,500	924,150
RWS Holdings	18,500	154,612
Towers Watson & Company Cl. A	490,100	32,380,907

		79,751,215

Road & Rail - 0.1%
Arkansas Best	246,281	4,632,546
Nippon Konpo Unyu Soko	21,700	266,629

		4,899,175

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	753,970	31,010,786
GATX Corporation	79,000	3,183,700
Houston Wire & Cable	59,164	821,788
Kuroda Electric	19,900	219,028
MFC Industrial	319,419	2,456,332
Watsco	7,502	555,448

		38,247,082

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	1,455,200

Total		883,846,900

Information Technology – 6.8%
Communications Equipment - 1.6%
Aastra Technologies	9,100	196,150
ADTRAN	220,400	6,874,276
Bel Fuse Cl. A	22,350	435,155
Bel Fuse Cl. B	74,000	1,307,580
Black Box	323,753	8,258,939
China All Access Holdings	1,000,000	204,750
Communications Systems	150,918	1,981,553
Comtech Telecommunications	90,400	2,945,232
Harris Corporation	3,600	162,288
NEC Mobiling	7,600	262,332
NETGEAR [2]	627,175	23,958,085
Nolato Cl. B	17,041	180,950
Plantronics	666,045	26,814,972
Tellabs	741,355	3,002,488

		76,584,750

Computers & Peripherals - 0.0%
Diebold	13,700	527,724
Xyratex	82,803	1,317,396

		1,845,120

Electronic Equipment, Instruments & Components - 2.7%
AVX Corporation	1,100,246	14,589,262
Cognex Corporation	418,300	17,719,188
DDi Corporation [3]	1,093,312	13,338,406
Electro Rent	3,300	60,753
Hi-P International	425,000	333,022
Littelfuse	522,380	32,753,226
Methode Electronics	1,123,473	10,425,829
Molex	77,311	2,173,985
Molex Cl. A	760,417	17,831,779
MTS Systems	136,841	7,264,889
Nam Tai Electronics	1,756,871	10,506,089
Park Electrochemical	131,648	3,979,719

		130,976,147

Internet Software & Services - 0.2%
EarthLink	434,698	3,473,237
j2 Global	1,800	51,624
Mediagrif Interactive Technologies	18,700	323,775
NIFTY Corporation	100	114,534
United Online	731,815	3,578,575

		7,541,745

IT Services - 1.5%
Bechtle	137	6,103
Broadridge Financial Solutions	78,400	1,874,544
Calian Technologies	12,200	247,070
Computer Sciences	34,300	1,026,942
DWS	156,700	231,303
Global Payments [6]	10,546	500,935
Groupe Steria SCA	7,600	172,922
ManTech International Cl. A	929,468	32,029,467
MAXIMUS	381,351	15,509,545
Total System Services	878,976	20,277,976
Xchanging [2]	141,500	214,447

		72,091,254

Semiconductors & Semiconductor Equipment - 0.6%
Brooks Automation	67,790	835,851
Centrotherm Photovoltaics [2]	10,500	137,868
Elmos Semiconductor	15,000	171,947
Micrel	74,460	763,960
MKS Instruments	89,283	2,636,527
Phoenix Solar	5,200	9,619
Regent Manner International Holdings	417,800	126,434
SMA Solar Technology	2,000	90,638
Teradyne [2]	1,287,500	21,745,875
UMS Holdings	474,000	180,995

		26,699,714

Software - 0.2%
Fair Isaac	173,457	7,614,763
Hansen Technologies	133,799	126,122
Micro Focus International	9,457	71,548

		7,812,433

Total		323,551,163

Materials – 6.3%
Chemicals - 3.4%
Agrium	5,200	449,124
Albemarle Corporation	443,000	28,316,560
Balchem Corporation	991,500	29,992,875
Cabot Corporation	781,000	33,333,080
Chase Corporation [3]	773,974	12,190,091
Fujimi	16,500	205,527
FutureFuel Corporation	111,112	1,220,010
H.B. Fuller Company	10,022	329,022
Innophos Holdings	42,885	2,149,396
International Flavors & Fragrances	255,300	14,960,580
Koatsu Gas Kogyo	30,400	186,212
Koninklijke DSM	600	34,718
Konishi Company	14,000	192,147
Kronos Worldwide	67,100	1,673,474
Methanex Corporation	310,710	10,076,325
Minerals Technologies	51,867	3,392,621
NewMarket Corporation	7,426	1,391,633
Quaker Chemical	442,229	17,445,934
Sakai Chemical Industry	33,600	129,496
Stepan Company	18,764	1,647,479
Tredegar Corporation	33,200	650,388
Westlake Chemical	43,600	2,824,844

		162,791,536

Construction Materials - 0.1%
Ash Grove Cement [4]	39,610	5,268,130

Containers & Packaging - 1.2%
AptarGroup	41,300	2,262,001
Bemis Company	464,800	15,008,392
Broadway Industrial Group	208,000	73,633
Greif Cl. A	451,801	25,264,712
Myers Industries	14,700	216,825
Pack Corporation (The)	13,800	234,085
Sealed Air	65,913	1,272,780
Sonoco Products	364,038	12,086,061

		56,418,489

Metals & Mining - 1.3%
Agnico-Eagle Mines	129,000	4,306,020
Carpenter Technology	284,375	14,852,906
Eramet	1,500	212,058
Fresnillo	25,000	639,001
Gold Fields ADR	391,200	5,437,680
HudBay Minerals	12,500	137,000
IAMGOLD Corporation	101,000	1,342,290
Mincor Resources NL	166,800	117,490
Newcrest Mining ADR	41,672	1,278,080
Olympic Steel	39,297	943,128
Panoramic Resources	102,100	117,923
Reliance Steel & Aluminum	566,613	32,002,302

		61,385,878

Paper & Forest Products - 0.3%
Buckeye Technologies	9,400	319,318
Deltic Timber	172,000	10,885,880
Domtar Corporation	33,400	3,185,692
Glatfelter	37,002	583,891
Louisiana-Pacific Corporation [2]	78,000	729,300
Schweitzer-Mauduit International	21,300	1,470,978
TFS Corporation	270,400	154,052
West Fraser Timber	4,400	203,403

		17,532,514

Total		303,396,547

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network	284,303	10,337,257

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems	612,190	14,172,199
USA Mobility	143,566	1,999,874

		16,172,073

Total		26,509,330

Utilities – 2.4%
Electric Utilities - 0.8%
ALLETE	199,147	8,262,609
ITC Holdings	250,000	19,235,000
PNM Resources	638,900	11,691,870

		39,189,479

Gas Utilities - 1.0%
AGL Resources	312,558	12,258,525
National Fuel Gas	61,676	2,967,849
Piedmont Natural Gas	474,500	14,742,715
UGI Corporation	660,076	17,987,071

		47,956,160

Independent Power Producers & Energy Traders - 0.0%
Edison [2]	194,500	222,569

Water Utilities - 0.6%
Aqua America	819,766	18,272,584
Consolidated Water	25,827	204,292
SJW	400,400	9,657,648

		28,134,524

Total		115,502,732

Miscellaneous[5] – 0.0%
Total		384,990

TOTAL COMMON STOCKS
(Cost $3,262,829,917)		4,484,322,470

PREFERRED STOCK – 0.2%
Wells Fargo & Company Ser. L 7.50%
Conv.
(Cost $10,092,658)	9,200	10,273,640

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125%
Conv. Senior Note due 5/1/14	$20,000,000	18,875,000
GAMCO Investors (Debentures) 0.00%
due 12/31/15	890,500	718,847
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	3,780,000

TOTAL CORPORATE BONDS
(Cost $20,780,456)		23,373,847

REPURCHASE AGREEMENT – 5.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $279,619,233 (collateralized
by obligations of various U.S. Government
Agencies, 0.20%-2.00% due 9/14/12-11/21/12,
valued at $285,213,644)
(Cost $279,619,000)		279,619,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations
Fund (7 day yield-0.0098%)
(Cost $284,775)		284,775

TOTAL INVESTMENTS – 100.1%
(Cost $3,573,606,806)		4,797,873,732

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(3,734,393)

NET ASSETS – 100.0%		$4,794,139,339

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.3%

Consumer Discretionary – 11.5%
Auto Components - 1.6%
Autoliv	4,630	$310,441
Drew Industries [2]	56,700	1,548,477
Gentex Corporation	40,000	980,000
Minth Group	501,700	581,453
Nokian Renkaat	28,000	1,364,535

		4,784,906

Automobiles - 0.4%
Thor Industries	36,300	1,145,628

Distributors - 0.5%
LKQ Corporation [2]	47,900	1,493,043

Diversified Consumer Services - 0.3%
Sotheby’s	25,000	983,500

Household Durables - 3.5%
Cavco Industries [2]	18,400	857,072
Ethan Allen Interiors	55,900	1,415,388
Garmin	4,400	206,580
Harman International Industries	46,200	2,162,622
Mohawk Industries [2]	41,400	2,753,514
NVR [2]	3,920	2,847,214

		10,242,390

Media - 0.6%
Global Sources [2]	48,100	296,296
Morningstar	20,928	1,319,511

		1,615,807

Specialty Retail - 2.4%
Advance Auto Parts	8,900	788,273
American Eagle Outfitters	34,900	599,931
Charming Shoppes [2]	90,000	531,000
Children’s Place Retail Stores [2]	11,600	599,372
Fielmann	4,700	451,888
GUESS?	16,700	521,875
Lewis Group	67,000	665,545
Luk Fook Holdings (International)	85,000	257,773
Signet Jewelers	12,600	595,728
Tiffany & Co.	20,000	1,382,600
USS	7,000	709,557

		7,103,542

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s [2]	36,800	1,831,536
Daphne International Holdings	308,600	420,445
G-III Apparel Group [2]	19,765	561,721
Gildan Activewear	15,800	435,290
Stella International Holdings	677,200	1,642,955
Warnaco Group (The) [2]	25,000	1,460,000

		6,351,947

Total		33,720,763

Consumer Staples – 1.4%
Beverages - 0.4%
National Beverage [2]	71,700	1,150,068

Food Products - 1.0%
Binggrae	10,200	509,527
Darling International [2]	92,500	1,611,350
First Resources	262,200	398,395
Sanderson Farms	2,200	116,666
Super Group	254,000	364,719

		3,000,657

Total		4,150,725

Energy – 6.2%
Energy Equipment & Services - 6.1%
C&J Energy Services [1,2]	28,900	514,131
CARBO Ceramics	750	79,087
Ensco ADR	49,900	2,641,207
Ensign Energy Services	24,800	370,713
Helmerich & Payne	56,570	3,051,952
Lamprell	364,000	1,995,262
Oil States International [2]	43,000	3,356,580
Pason Systems	86,900	1,223,195
RPC	51,300	544,293
TGS-NOPEC Geophysical	58,400	1,600,815
Total Energy Services	21,500	345,957
Trican Well Service	150,900	2,216,337

		17,939,529

Oil, Gas & Consumable Fuels - 0.1%
Energen Corporation	1,500	73,725
Swift Energy [2]	8,800	255,464

		329,189

Total		18,268,718

Financials – 17.5%
Capital Markets - 14.1%
Affiliated Managers Group [2]	18,560	2,075,194
AllianceBernstein Holding L.P.	50,000	780,500
ARA Asset Management	620,000	754,624
Ashmore Group	651,000	3,826,686
Bank Sarasin & Co. Cl. B [2]	12,342	386,927
Banque Privee Edmond de Rothschild	26	677,722
Blackstone Group L.P.	50,000	797,000
Citadel Capital [2]	980,000	491,622
Cohen & Steers	48,400	1,543,960
Egyptian Financial Group-Hermes Holding
Company [2]	342,500	758,150
Federated Investors Cl. B	49,600	1,111,536
Invesco	93,700	2,498,979
Jupiter Fund Management	475,900	1,894,633
KKR & Co. L.P.	203,000	3,010,490
Lazard Cl. A	98,500	2,813,160
Reinet Investments [2]	30,000	556,153
SEI Investments	145,600	3,012,464
Sprott	301,200	1,872,214
T. Rowe Price Group	29,800	1,945,940
TD AMERITRADE Holding Corporation	130,000	2,566,200
Value Partners Group	3,581,500	2,167,657
VZ Holding	5,500	627,562
Waddell & Reed Financial Cl. A	43,600	1,413,076
WisdomTree Investments [2]	450,700	3,772,359

		41,354,808

Diversified Financial Services - 1.7%
Bolsa Mexicana de Valores	801,800	1,621,925
Hellenic Exchanges	65,000	258,338
Moody’s Corporation	12,400	522,040
Singapore Exchange	260,000	1,435,424
Warsaw Stock Exchange	100,000	1,318,900

		5,156,627

Insurance - 1.6%
Alleghany Corporation [2]	14,790	4,867,404

Real Estate Management & Development - 0.1%
E-House China Holdings ADR	33,400	193,720

Total		51,572,559

Health Care – 3.0%
Biotechnology - 0.1%
Myriad Genetics [2]	5,000	118,300

Health Care Equipment & Supplies - 1.0%
Atrion Corporation	4,900	1,030,029
Carl Zeiss Meditec	57,000	1,383,580
Kossan Rubber Industries	556,200	608,216

		3,021,825

Health Care Providers & Services - 0.1%
Schein (Henry) [2]	4,200	317,856

Life Sciences Tools & Services - 1.3%
ICON ADR [2]	65,100	1,381,422
PerkinElmer	15,300	423,198
Techne Corporation	12,100	848,210
Waters Corporation [2]	13,250	1,227,745

		3,880,575

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	105,000	803,481
Santen Pharmaceutical	16,300	696,152

		1,499,633

Total		8,838,189

Industrials – 25.7%
Aerospace & Defense - 0.5%
HEICO Corporation	21,875	1,128,531
Teledyne Technologies [2]	4,100	258,505

		1,387,036

Air Freight & Logistics - 1.7%
Forward Air	89,800	3,292,966
UTi Worldwide	103,000	1,774,690

		5,067,656

Building Products - 1.3%
AAON	82,350	1,662,647
Simpson Manufacturing	63,000	2,031,750

		3,694,397

Commercial Services & Supplies - 2.1%
Brink’s Company (The)	70,280	1,677,584
Cintas Corporation	8,800	344,256
Heritage-Crystal Clean [2]	51,028	1,018,008
Ritchie Bros. Auctioneers	125,600	2,984,256
Team [2]	8,676	268,522

		6,292,626

Construction & Engineering - 3.7%
Chicago Bridge & Iron	2,300	99,337
EMCOR Group	81,400	2,256,408
Fluor Corporation	27,700	1,663,108
Jacobs Engineering Group [2]	66,400	2,946,168
KBR	80,500	2,861,775
Pike Electric [2]	48,385	398,208
Quanta Services [2]	5,200	108,680
Raubex Group	370,000	627,037

		10,960,721

Electrical Equipment - 0.9%
AZZ	2,000	103,280
EnerSys [2]	4,000	138,600
GrafTech International [2]	139,100	1,660,854
Hubbell Cl. B	9,550	750,439

		2,653,173

Industrial Conglomerates - 0.5%
Raven Industries	25,200	1,537,452

Machinery - 6.7%
Armstrong Industrial	1,310,000	323,058
Astec Industries [2]	2,800	102,144
Burckhardt Compression Holding	4,500	1,233,799
Chart Industries [2]	1,600	117,328
Foster (L.B.) Company Cl. A	51,600	1,471,116
Gardner Denver	31,500	1,985,130
Graham Corporation	9,900	216,711
Kaydon Corporation	44,400	1,132,644
Kennametal	82,230	3,661,702
Lincoln Electric Holdings	59,630	2,702,432
Pfeiffer Vacuum Technology	17,000	1,926,062
Spirax-Sarco Engineering	60,700	2,028,204
Timken Company (The)	2,500	126,850
Valmont Industries	22,820	2,679,296

		19,706,476

Marine - 0.1%
Kirby Corporation [2]	2,000	131,580

Professional Services - 5.6%
Advisory Board (The) [2]	39,800	3,527,076
Equifax	34,300	1,518,118
ManpowerGroup	62,410	2,956,362
Michael Page International	80,000	614,208
Towers Watson & Company Cl. A	51,530	3,404,587
Verisk Analytics Cl. A [2]	91,000	4,274,270

		16,294,621

Road & Rail - 2.0%
Landstar System	71,100	4,103,892
Patriot Transportation Holding [2]	79,512	1,851,835

		5,955,727

Trading Companies & Distributors - 0.6%
Air Lease Cl. A [1,2]	78,200	1,882,274

Total		75,563,739

Information Technology – 18.6%
Communications Equipment - 0.9%
ADTRAN	49,450	1,542,346
Comba Telecom Systems Holdings	823,900	456,216
Oplink Communications [2]	18,600	318,060
Plantronics	4,400	177,144

		2,493,766

Computers & Peripherals - 0.9%
Advantech	184,100	639,355
Catcher Technology	41,600	293,876
Foxconn Technology	39,400	162,863
Simplo Technology	44,100	332,455
Super Micro Computer [2]	30,500	532,530
Western Digital [2]	19,000	786,410

		2,747,489

Electronic Equipment, Instruments & Components - 8.2%
Amphenol Corporation Cl. A	16,900	1,010,113
Anixter International [2]	35,900	2,603,827
Arrow Electronics [2]	12,800	537,216
Avnet [2]	19,000	691,410
AVX Corporation	43,800	580,788
China High Precision Automation Group [6]	1,926,000	339,785
Cognex Corporation	63,400	2,685,624
Coherent [2]	58,200	3,394,806
FEI Company [2]	34,500	1,694,295
FLIR Systems	86,400	2,186,784
IPG Photonics [2]	56,014	2,915,529
Molex	28,400	798,608
MTS Systems	7,000	371,630
Multi-Fineline Electronix [2]	14,595	400,633
National Instruments	75,750	2,160,390
Rofin-Sinar Technologies [2]	61,600	1,624,392

		23,995,830

Internet Software & Services - 0.1%
ValueClick [2]	17,575	346,931

IT Services - 2.7%
CSE Global	922,500	605,435
Fiserv [2]	34,590	2,400,200
MAXIMUS	29,000	1,179,430
MoneyGram International [2]	117,500	2,115,000
Sapient Corporation	119,800	1,491,510

		7,791,575

Office Electronics - 0.1%
Zebra Technologies Cl. A [2]	8,600	354,148

Semiconductors & Semiconductor Equipment - 4.2%
Aixtron ADR	4,500	77,985
Analog Devices	43,600	1,761,440
ASM International	17,700	681,047
Cymer [2]	40,100	2,005,000
Diodes [2]	98,300	2,278,594
Fairchild Semiconductor International [2]	6,800	99,960
Integrated Silicon Solution [2]	55,800	622,728
International Rectifier [2]	13,384	308,769
Lam Research [2]	2,000	89,240
Miraial	12,600	214,186
MKS Instruments	11,300	333,689
Photronics [2]	84,200	559,930
RDA Microelectronics ADR [2]	38,801	428,945
Teradyne [2]	172,000	2,905,080
Veeco Instruments [2]	2,500	71,500

		12,438,093

Software - 1.5%
Actuate Corporation [2]	54,200	340,376
American Software Cl. A	28,730	246,503
ANSYS [2]	58,400	3,797,168

		4,384,047

Total		54,551,879

Materials – 11.5%
Chemicals - 2.5%
Airgas	8,000	711,760
Albemarle Corporation	10,700	683,944
Cabot Corporation	28,130	1,200,588
Fufeng Group	1,306,900	567,153
Intrepid Potash [2]	33,100	805,323
Minerals Technologies	6,000	392,460
OM Group [2]	15,200	418,152
Schulman (A.)	11,450	309,379
Sigma-Aldrich Corporation	7,540	550,872
Stepan Company	5,200	456,560
Victrex	40,000	863,731
Westlake Chemical	4,580	296,738

		7,256,660

Containers & Packaging - 0.9%
Boise	43,300	355,493
Greif Cl. A	42,700	2,387,784

		2,743,277

Metals & Mining - 7.6%
Agnico-Eagle Mines	17,000	567,460
Allegheny Technologies	19,100	786,347
Allied Nevada Gold [2]	52,500	1,707,825
Compass Minerals International	15,000	1,076,100
Endeavour Mining [2]	95,300	213,062
Fresnillo	58,000	1,482,482
Globe Specialty Metals	51,250	762,088
Gold Fields ADR	74,400	1,034,160
Haynes International	6,100	386,435
Hochschild Mining	279,200	2,073,027
Horsehead Holding Corporation [2]	34,200	389,538
IAMGOLD Corporation	25,000	332,250
Major Drilling Group International	182,000	3,019,800
Medusa Mining	99,800	521,024
Nucor Corporation	61,300	2,632,835
Pan American Silver	33,300	734,598
Reliance Steel & Aluminum	7,080	399,878
Schnitzer Steel Industries Cl. A	32,700	1,304,567
Seabridge Gold [2]	88,700	1,781,983
Sims Metal Management ADR	68,900	1,052,103

		22,257,562

Paper & Forest Products - 0.5%
China Forestry Holdings [6]	1,462,500	111,116
Stella-Jones	31,000	1,311,544

		1,422,660

Total		33,680,159

Utilities – 0.1%
Gas Utilities - 0.1%
UGI Corporation	8,300	226,175

Total		226,175

Miscellaneous[5] – 1.8%
Total		5,222,033

TOTAL COMMON STOCKS
(Cost $225,595,871)		285,794,939

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $8,317,007 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 9/14/12, valued at $8,483,588)
(Cost $8,317,000)		8,317,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $2,156,814)		2,156,814

TOTAL INVESTMENTS – 100.9%
(Cost $236,069,685)		296,268,753

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(2,590,166)

NET ASSETS – 100.0%		$293,678,587

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.4%

Consumer Discretionary – 20.9%
Auto Components - 1.2%
Cooper Tire & Rubber	312,093	$4,750,055
Dana Holding Corporation	430,836	6,677,958
Tower International [2]	500,660	6,098,039
Visteon Corporation [2]	99,266	5,261,098

		22,787,150

Automobiles - 0.2%
Winnebago Industries [2]	300,136	2,941,333

Distributors - 0.3%
VOXX International Cl. A [2]	474,094	6,428,715

Hotels, Restaurants & Leisure - 2.4%
Carrols Restaurant Group [2]	163,902	2,499,505
Einstein Noah Restaurant Group	282,252	4,211,200
Gaylord Entertainment [2]	127,200	3,917,760
Isle of Capri Casinos [2]	1,021,084	7,208,853
Jamba [2]	2,238,953	4,634,633
Kona Grill [2]	420,577	2,296,350
Krispy Kreme Doughnuts [2]	607,500	4,434,750
Orient-Express Hotels Cl. A [2]	1,267,011	12,923,512
Red Robin Gourmet Burgers [2]	38,382	1,427,427
Ruby Tuesday [2]	214,000	1,953,820

		45,507,810

Household Durables - 3.8%
Comstock Homebuilding Cl. A [1,2,3]	1,290,590	2,335,968
Dixie Group [2,3]	819,019	3,276,076
Ethan Allen Interiors	264,800	6,704,736
Furniture Brands International [2]	1,891,425	3,177,594
Harman International Industries	150,900	7,063,629
Kid Brands [2]	633,528	1,710,526
La-Z-Boy [2]	1,013,941	15,168,557
M.D.C. Holdings	470,600	12,136,774
Standard Pacific [1,2]	1,341,500	5,983,090
Toll Brothers [2]	618,800	14,845,012

		72,401,962

Internet & Catalog Retail - 0.8%
dELiA*s [1,2,3]	1,721,584	2,410,217
Gaiam Cl. A [2]	790,614	3,146,644
1-800-FLOWERS.COM Cl. A [2]	855,927	2,593,459
Vitacost.com [1,2]	781,302	6,219,164

		14,369,484

Leisure Equipment & Products - 0.8%
Callaway Golf	788,126	5,327,732
Steinway Musical Instruments [2]	358,003	8,950,075

		14,277,807

Media - 2.7%
Ballantyne Strong [2]	566,207	3,012,221
Belo Corporation Cl. A	737,554	5,288,262
Harris Interactive [2]	2,263,397	3,010,318
Interpublic Group of Companies	725,300	8,275,673
Journal Communications Cl. A [2]	521,679	2,937,053
Martha Stewart Living Omnimedia Cl. A	1,129,450	4,303,204
McClatchy Company (The) Cl. A [1,2]	1,646,100	4,757,229
Media General Cl. A [1,2]	865,143	4,446,835
Meredith Corporation	257,362	8,353,971
New York Times Cl. A [1,2]	900,200	6,112,358

		50,497,124

Multiline Retail - 0.4%
Dillard’s Cl. A	129,500	8,161,090

Specialty Retail - 5.8%
bebe stores	1,135,821	10,483,628
Brown Shoe	708,359	6,538,154
Coldwater Creek [2]	1,004,200	1,164,872
Collective Brands [1,2]	657,473	12,925,919
Conn’s [1,2]	384,507	5,902,182
Cost Plus [2]	792,537	14,186,412
Frederick’s of Hollywood Group [1,2]	160,998	44,291
Haverty Furniture	419,226	4,653,409
Lithia Motors Cl. A	411,800	10,789,160
Lumber Liquidators Holdings [1,2]	337,000	8,462,070
MarineMax [2,3]	1,452,050	11,950,371
Penske Automotive Group	379,500	9,347,085
Talbots (The) [1,2]	1,148,362	3,479,537
West Marine [2]	792,256	9,491,227
Wet Seal (The) Cl. A [2]	271,400	936,330

		110,354,647

Textiles, Apparel & Luxury Goods - 2.5%
Bernard Chaus [2,4]	1,055,236	105,523
Hanesbrands [2]	198,100	5,851,874
Jones Group (The)	1,043,871	13,111,020
Liz Claiborne [1,2]	685,269	9,155,194
Quiksilver [2]	988,900	3,995,156
Skechers U.S.A. Cl. A [1,2]	435,100	5,534,472
Unifi [2]	978,600	9,453,276

		47,206,515

Total		394,933,637

Consumer Staples – 1.1%
Food & Staples Retailing - 0.7%
Pantry (The) [2]	397,450	5,170,824
SUPERVALU	1,459,400	8,333,174

		13,503,998

Food Products - 0.1%
Inventure Foods [2]	274,832	1,363,167

Household Products - 0.3%
Central Garden & Pet [2]	660,700	6,217,187

Personal Products - 0.0%
Physicians Formula Holdings [2]	287,801	854,769

Total		21,939,121

Energy – 3.6%
Energy Equipment & Services - 1.1%
Key Energy Services [2]	356,700	5,511,015
Matrix Service [2]	631,862	8,852,386
Newpark Resources [2]	516,177	4,227,490
Union Drilling [2]	501,014	2,785,638

		21,376,529

Oil, Gas & Consumable Fuels - 2.5%
Goodrich Petroleum [2]	436,700	8,306,034
McMoRan Exploration [1,2]	268,002	2,867,621
Overseas Shipholding Group [1,2]	307,350	3,881,831
Penn Virginia	701,350	3,191,142
Petroleum Development [2]	161,700	5,997,453
REX American Resources [2]	218,600	6,711,020
Scorpio Tankers [2]	234,989	1,659,022
StealthGas [2]	787,245	4,644,746
Stone Energy [1,2]	185,735	5,310,164
Swift Energy [1,2]	147,200	4,273,216

		46,842,249

Total		68,218,778

Financials – 11.3%
Capital Markets - 2.1%
Evercore Partners Cl. A	184,700	5,369,229
GFI Group	820,900	3,086,584
Harris & Harris Group [2]	641,202	2,660,988
Janus Capital Group	578,400	5,153,544
Piper Jaffray [2]	410,300	10,922,186
Stifel Financial [2]	305,200	11,548,768

		38,741,299

Commercial Banks - 2.6%
BancorpSouth	319,200	4,299,624
Boston Private Financial Holdings	1,140,746	11,304,793
Columbia Banking System	83,700	1,906,686
First Bancorp	111,708	1,220,969
Guaranty Bancorp [2]	791,284	1,574,655
Old National Bancorp	324,400	4,262,616
Peapack-Gladstone Financial	75,545	1,021,368
State Bank Financial [2]	129,959	2,275,582
Sterling Bancorp	262,220	2,514,690
SVB Financial Group [1,2]	92,800	5,970,752
Umpqua Holdings	523,500	7,098,660
Valley National Bancorp	303,299	3,927,722
Virginia Commerce Bancorp [2]	142,967	1,255,250

		48,633,367

Diversified Financial Services - 0.1%
PHH Corporation [1,2]	85,906	1,328,966

Insurance - 3.4%
Argo Group International Holdings	207,200	6,189,064
Fidelity National Financial Cl. A	437,800	7,893,534
Hilltop Holdings [2]	239,100	2,006,049
Kemper Corporation	342,000	10,355,760
MBIA [1,2]	982,410	9,627,618
Navigators Group [2]	219,819	10,384,249
Old Republic International	843,100	8,894,705
Tower Group	425,969	9,554,485

		64,905,464

Real Estate Investment Trusts (REITs) - 1.8%
LaSalle Hotel Properties	464,300	13,065,402
Mack-Cali Realty	334,550	9,641,731
PennyMac Mortgage Investment Trust	471,400	8,801,038
RAIT Financial Trust	420,900	2,091,873

		33,600,044

Real Estate Management & Development - 0.0%
Maui Land & Pineapple [2]	190,900	769,327

Thrifts & Mortgage Finance - 1.3%
Berkshire Hills Bancorp	140,000	3,208,800
Brookline Bancorp	148,100	1,387,697
First Financial Holdings	105,200	1,157,200
MGIC Investment [1,2]	1,472,985	7,306,006
Radian Group	1,293,100	5,624,985
Washington Federal	400,000	6,728,000

		25,412,688

Total		213,391,155

Health Care – 2.3%
Health Care Equipment & Supplies - 1.0%
Analogic Corporation	93,800	6,335,252
AngioDynamics [2]	287,100	3,516,975
DGT Holdings [2]	88,041	824,064
Exactech [2]	285,836	4,530,501
Wright Medical Group [2]	146,976	2,839,576

		18,046,368

Health Care Providers & Services - 0.6%
Kindred Healthcare [2]	504,100	4,355,424
Select Medical Holdings [1,2]	500,400	3,848,076
Skilled Healthcare Group Cl. A [2]	528,590	4,048,999

		12,252,499

Life Sciences Tools & Services - 0.7%
Albany Molecular Research [2]	1,189,084	3,210,527
Cambrex Corporation [2]	1,347,054	9,415,907

		12,626,434

Total		42,925,301

Industrials – 18.9%
Aerospace & Defense - 1.3%
GenCorp [1,2]	961,661	6,827,793
Hexcel Corporation [2]	333,747	8,013,266
Moog Cl. A [2]	217,491	9,328,189

		24,169,248

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings [2]	48,500	2,386,685

Airlines - 0.2%
Republic Airways Holdings [1,2]	701,347	3,464,654

Building Products - 3.8%
Ameresco Cl. A [2]	269,890	3,657,010
American Woodmark [2]	418,851	7,539,318
Apogee Enterprises	945,216	12,240,547
Builders FirstSource [1,2]	953,611	4,033,775
Insteel Industries	352,000	4,276,800
NCI Building Systems [2,3]	1,036,869	11,934,362
PGT [2]	1,183,000	2,141,230
Quanex Building Products	647,800	11,420,714
Trex Company [2]	477,540	15,319,483

		72,563,239

Commercial Services & Supplies - 0.9%
Interface Cl. A	521,500	7,274,925
TRC Companies [2,3]	1,634,680	9,987,895

		17,262,820

Construction & Engineering - 2.1%
Aegion Corporation Cl. A [1,2]	457,189	8,151,680
Furmanite Corporation [2]	1,038,780	6,668,967
iShares Dow Jones US Home Construction
Index Fund	584,400	8,602,368
MasTec [2]	184,808	3,343,177
Northwest Pipe [2]	440,535	9,356,963
Pike Electric [2]	387,621	3,190,121

		39,313,276

Electrical Equipment - 0.4%
A123 Systems [1,2]	484,100	542,192
GrafTech International [2]	219,800	2,624,412
Lime Energy [1,2]	646,440	1,861,747
Magnetek [2]	127,141	2,446,193

		7,474,544

Machinery - 5.7%
Albany International Cl. A	376,600	8,642,970
Barnes Group	275,049	7,236,539
CIRCOR International	231,953	7,717,076
Dynamic Materials	184,829	3,901,740
Federal Signal [2]	1,223,970	6,805,273
Flow International [2]	1,895,172	7,618,592
Hardinge	566,291	5,357,113
Hurco Companies [2]	200,095	5,652,684
Lydall [2]	805,100	8,203,969
Meritor [2]	807,063	6,512,998
Mueller Industries	202,800	9,217,260
Mueller Water Products Cl. A	1,540,575	5,130,115
NN [2]	485,289	3,959,958
Timken Company (The)	202,600	10,279,924
Trinity Industries	247,550	8,156,773
Wabash National [2]	277,500	2,872,125

		107,265,109

Marine - 0.4%
Diana Containerships	229,534	1,386,385
Diana Shipping [2]	689,000	6,166,550

		7,552,935

Professional Services - 0.6%
CTPartners Executive Search [2]	267,300	1,681,317
Hill International [2]	816,507	3,208,872
Hudson Highland Group [2]	509,510	2,741,164
Korn/Ferry International [2]	270,700	4,534,225

		12,165,578

Road & Rail - 1.1%
Arkansas Best	634,839	11,941,322
Swift Transportation [2]	730,534	8,430,362

		20,371,684

Trading Companies & Distributors - 2.0%
Aceto Corporation	921,460	8,744,655
Beacon Roofing Supply [2]	179,400	4,621,344
Kaman Corporation	300,731	10,209,817
SeaCube Container Leasing	223,950	3,851,940
United Rentals [1,2]	233,940	10,033,687

		37,461,443

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [2]	358,800	5,812,560

Total		357,263,775

Information Technology – 23.1%
Communications Equipment - 2.1%
Aviat Networks [2]	1,744,692	4,920,031
ClearOne Communications [2,3]	556,620	2,504,790
Dialogic [1,2]	107,493	93,530
Harmonic [2]	819,450	4,482,392
Loral Space & Communications [2]	71,980	5,729,608
Network Equipment Technologies [1,2,3]	1,548,588	1,656,989
Oclaro [1,2]	742,200	2,924,268
Oplink Communications [2]	234,758	4,014,362
Opnext [2]	740,306	1,147,474
Symmetricom [2]	1,250,304	7,214,254
UTStarcom Holdings [2]	2,713,502	3,934,578
Westell Technologies Cl. A [2]	333,174	776,295

		39,398,571

Computers & Peripherals - 1.7%
Avid Technology [2]	670,033	7,370,363
Concurrent Computer [1,2]	230,357	840,803
Cray [2]	900,759	6,593,556
Dot Hill Systems [2]	1,801,371	2,720,070
Intermec [2]	1,105,250	8,543,582
Interphase Corporation [1,2]	302,304	1,641,511
Intevac [2]	382,994	3,255,449
Overland Storage [1,2]	539,000	1,191,190

		32,156,524

Electronic Equipment, Instruments & Components - 6.4%
Benchmark Electronics [2]	613,460	10,115,955
CTS Corporation	311,003	3,271,752
Echelon Corporation [2]	215,286	953,717
Evans & Sutherland Computer [2,3,4]	638,730	127,746
FEI Company [2]	210,575	10,341,338
Frequency Electronics [2]	179,270	1,482,563
Identive Group [1,2]	1,330,431	2,780,601
Ingram Micro Cl. A [2]	189,000	3,507,840
KEMET Corporation [2]	1,030,054	9,641,305
LeCroy Corporation [2]	484,936	5,038,485
Maxwell Technologies [2]	366,461	6,717,230
Mercury Computer Systems [2]	247,949	3,285,324
Newport Corporation [2]	463,687	8,216,534
Park Electrochemical	388,000	11,729,240
Planar Systems [1,2,3]	1,554,792	3,669,309
Sanmina-SCI Corporation [2]	1,053,865	12,066,754
SigmaTron International [1,2,3]	345,972	1,439,244
TTM Technologies [2]	551,700	6,339,033
Viasystems Group [2]	327,808	6,221,796
Vishay Intertechnology [2]	575,623	6,999,576
Zygo Corporation [2]	358,734	7,020,424

		120,965,766

Internet Software & Services - 2.3%
AOL [1,2]	411,316	7,802,665
Autobytel [2]	1,765,110	1,711,804
EarthLink	1,182,700	9,449,773
InfoSpace [2]	761,130	9,750,075
QuinStreet [1,2]	342,611	3,593,989
Support.com [2]	963,885	3,036,238
ValueClick [2]	428,191	8,452,490
WebMediaBrands [2]	393,702	409,450

		44,206,484

IT Services - 0.2%
CIBER [2]	1,049,005	4,447,781

Semiconductors & Semiconductor Equipment - 8.6%
Advanced Energy Industries [2]	674,088	8,844,035
Alpha & Omega Semiconductor [2]	775,300	7,458,386
ANADIGICS [2]	2,185,914	5,180,616
ATMI [2]	402,600	9,380,580
Axcelis Technologies [2]	952,494	1,638,290
AXT [2]	650,430	4,130,231
Brooks Automation	963,600	11,881,188
BTU International [2,3]	690,763	2,134,458
Cohu	271,900	3,091,503
Cree [1,2]	201,400	6,370,282
Exar Corporation [2]	307,985	2,587,074
Fairchild Semiconductor International [2]	641,520	9,430,344
FormFactor [2]	401,161	2,238,478
Integrated Silicon Solution [2]	290,775	3,245,049
International Rectifier [2]	451,602	10,418,458
Kulicke & Soffa Industries [2]	705,700	8,771,851
LTX-Credence Corporation [2]	249,500	1,793,905
MEMC Electronic Materials [2]	1,544,000	5,573,840
Mindspeed Technologies [1,2]	619,500	3,946,215
Nanometrics [2]	523,542	9,690,762
Pericom Semiconductor [2]	1,150,129	9,304,544
PLX Technology [2]	1,362,912	5,478,906
Rudolph Technologies [2]	417,311	4,636,325
SemiLEDs Corporation [1,2]	361,400	1,438,372
Spire Corporation [2,3]	505,783	586,708
Standard Microsystems [2]	349,800	9,049,326
SunPower Corporation [1,2]	567,853	3,622,902
TriQuint Semiconductor [2]	757,300	5,221,584
Ultra Clean Holdings [2]	281,406	2,121,801
Vitesse Semiconductor [1,2]	817,493	3,041,074

		162,307,087

Software - 1.8%
Actuate Corporation [2]	782,183	4,912,109
American Software Cl. A	200,299	1,718,566
Aspen Technology [2]	390,135	8,009,472
Bottomline Technologies [2]	216,700	6,054,598
Cinedigm Digital Cinema Cl. A [1,2]	1,498,336	2,532,188
Mentor Graphics [2]	528,200	7,849,052
Smith Micro Software [2]	1,018,192	2,372,387

		33,448,372

Total		436,930,585

Materials – 9.9%
Chemicals - 5.2%
Chemtura Corporation [2]	537,150	9,120,807
Cytec Industries	133,163	8,094,979
Ferro Corporation [2]	1,357,195	8,061,738
H.B. Fuller Company	277,400	9,107,042
Koppers Holdings	88,192	3,400,684
Material Sciences [2]	502,627	4,146,673
Minerals Technologies	104,200	6,815,722
OM Group [2]	423,900	11,661,489
PolyOne Corporation	646,500	9,309,600
Quaker Chemical	270,367	10,665,978
Spartech Corporation [2,3]	1,682,540	8,210,795
Zoltek Companies [1,2]	813,850	9,212,782

		97,808,289

Construction Materials - 0.5%
Texas Industries [1,2]	237,677	8,321,072

Containers & Packaging - 0.4%
Boise	1,008,300	8,278,143

Metals & Mining - 3.1%
Carpenter Technology	130,081	6,794,130
Century Aluminum [2]	1,239,600	11,007,648
Commercial Metals	680,323	10,082,387
Haynes International	139,911	8,863,362
Kaiser Aluminum	261,500	12,358,490
RTI International Metals [1,2]	438,000	10,100,280

		59,206,297

Paper & Forest Products - 0.7%
Louisiana-Pacific Corporation [2]	1,441,700	13,479,895

Total		187,093,696

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
General Communication Cl. A [2]	506,837	4,419,619
Iridium Communications [1,2]	849,446	7,441,147

Total		11,860,766

Miscellaneous[5] – 2.7%
Total		50,801,873

TOTAL COMMON STOCKS
(Cost $1,646,356,170)		1,785,358,687

PREFERRED STOCK – 0.2%
Hovnanian Enterprises 7.25% Conv.
(Cost $5,740,613)	273,100	3,659,540

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $106,384,089 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/23/12, valued at
$108,515,000)
(Cost $106,384,000)		106,384,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $103,950,052)		103,950,052

TOTAL INVESTMENTS – 105.7%
(Cost $1,862,430,835)		1,999,352,279

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.7)%		(107,876,431)

NET ASSETS – 100.0%		$1,891,475,848

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.5%

Consumer Discretionary – 22.6%
Auto Components - 2.5%
Dorman Products [2,3]	1,396,165	$70,645,949

Diversified Consumer Services - 1.2%
Sotheby’s	870,283	34,236,933

Hotels, Restaurants & Leisure - 0.6%
Bowl America Cl. A [3]	342,575	4,624,763
Frisch’s Restaurants [3]	505,100	13,612,445

		18,237,208

Household Durables - 1.1%
CSS Industries [3]	974,100	18,955,986
Universal Electronics [2]	651,726	13,021,485

		31,977,471

Media - 3.5%
Meredith Corporation	1,997,000	64,822,620
Scholastic Corporation	958,761	33,825,088

		98,647,708

Specialty Retail - 12.4%
American Eagle Outfitters	5,993,800	103,033,422
Bed Bath & Beyond [2]	1,407,000	92,538,390
Buckle (The)	604,300	28,945,970
Children’s Place Retail Stores [2]	1,230,500	63,579,935
Finish Line (The) Cl. A [3]	3,040,400	64,517,288

		352,615,005

Textiles, Apparel & Luxury Goods - 1.3%
Movado Group	818,091	20,084,134
Wolverine World Wide	468,200	17,407,676

		37,491,810

Total		643,852,084

Consumer Staples – 6.5%
Beverages - 0.6%
National Beverage [2]	1,122,025	17,997,281

Food & Staples Retailing - 2.0%
Arden Group Cl. A [3]	204,724	18,607,364
Weis Markets	904,100	39,418,760

		58,026,124

Food Products - 3.9%
J&J Snack Foods	657,200	34,476,712
Lancaster Colony	1,140,000	75,764,400

		110,241,112

Total		186,264,517

Health Care – 5.9%
Health Care Equipment & Supplies - 1.6%
Atrion Corporation [3]	167,108	35,127,773
Utah Medical Products [3]	321,331	9,993,394

		45,121,167

Health Care Providers & Services - 0.8%
Owens & Minor	720,100	21,898,241

Life Sciences Tools & Services - 3.5%
Bio-Rad Laboratories Cl. A [2]	980,491	101,667,112

Total		168,686,520

Industrials – 21.3%
Aerospace & Defense - 1.7%
National Presto Industries [3]	639,600	48,520,056

Commercial Services & Supplies - 2.5%
UniFirst Corporation [3]	1,160,452	71,425,821

Electrical Equipment - 7.4%
EnerSys [2]	954,300	33,066,495
Hubbell Cl. B	1,240,500	97,478,490
Powell Industries [2]	349,030	11,954,277
Regal-Beloit	852,200	55,861,710
Thomas & Betts [2]	178,300	12,821,553

		211,182,525

Industrial Conglomerates - 1.2%
Standex International [3]	829,299	34,158,826

Machinery - 3.5%
Ampco-Pittsburgh [3]	980,299	19,733,419
Foster (L.B.) Company Cl. A [3]	926,600	26,417,366
Hurco Companies [2,3]	372,054	10,510,526
Kaydon Corporation	1,216,750	31,039,292
Mueller Industries	263,490	11,975,620

		99,676,223

Professional Services - 1.0%
Towers Watson & Company Cl. A	451,540	29,833,248

Trading Companies & Distributors - 4.0%
Applied Industrial Technologies	2,030,688	83,522,198
Watsco	394,853	29,234,916

		112,757,114

Total		607,553,813

Information Technology – 22.8%
Communications Equipment - 2.5%
Plantronics	1,789,200	72,033,192

Computers & Peripherals - 0.3%
Rimage Corporation [3]	940,716	9,416,567

Electronic Equipment, Instruments & Components - 11.4%
AVX Corporation	7,617,100	101,002,746
Littelfuse	1,048,650	65,750,355
Mesa Laboratories [3]	299,398	14,766,309
Molex Cl. A	2,549,459	59,784,814
Park Electrochemical [3]	1,978,294	59,803,828
Vishay Intertechnology [2]	1,916,300	23,302,208

		324,410,260

IT Services - 4.5%
Computer Services [3,4]	932,000	30,290,000
NeuStar Cl. A [2]	1,719,500	64,051,375
Total System Services	1,520,000	35,066,400

		129,407,775

Office Electronics - 0.6%
Zebra Technologies Cl. A [2]	430,000	17,707,400

Semiconductors & Semiconductor Equipment - 3.5%
Teradyne [2]	5,749,700	97,112,433
Veeco Instruments [1,2]	37,392	1,069,411

		98,181,844

Total		651,157,038

Materials – 10.0%
Chemicals - 6.8%
Hawkins [3]	872,718	32,465,109
Minerals Technologies [3]	953,641	62,377,658
Schulman (A.) [3]	1,495,000	40,394,900
Stepan Company [3]	692,200	60,775,160

		196,012,827

Containers & Packaging - 0.8%
Sonoco Products	675,200	22,416,640

Metals & Mining - 0.1%
Central Steel & Wire [4]	3,415	2,393,915

Paper & Forest Products - 2.3%
Clearwater Paper [2,3]	1,960,000	65,091,600

Total		285,914,982

Miscellaneous[5] – 0.4%
Total		10,519,088

TOTAL COMMON STOCKS
(Cost $2,031,634,428)		2,553,948,042

REPURCHASE AGREEMENT – 11.2%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $317,993,265 (collateralized
by obligations of various U.S. Government
Agencies, 0.18%-0.515% due 11/23/12-11/26/12,
valued at $324,357,225)
(Cost $317,993,000)		317,993,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $1,082,777)		1,082,777

TOTAL INVESTMENTS – 100.7%
(Cost $2,350,710,205)		2,873,023,819

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(20,873,965)

NET ASSETS – 100.0%		$2,852,149,854

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 17.8%
Automobiles - 1.5%
Thor Industries	801,540	$25,296,602

Hotels, Restaurants & Leisure - 0.2%
International Speedway Cl. A	104,825	2,908,894

Specialty Retail - 15.1%
American Eagle Outfitters	1,728,965	29,720,908
Ascena Retail Group [2]	1,114,105	49,377,134
Buckle (The)	955,626	45,774,485
GameStop Corporation Cl. A	2,652,926	57,939,904
GUESS?	917,632	28,676,000
Jos. A. Bank Clothiers [2]	922,465	46,501,461

		257,989,892

Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden [2]	401,114	17,147,624

Total		303,343,012

Consumer Staples – 1.2%
Food Products - 1.2%
Hormel Foods	677,288	19,993,542

Total		19,993,542

Energy – 11.4%
Energy Equipment & Services - 8.7%
Atwood Oceanics [2]	262,838	11,798,798
Helmerich & Payne	678,006	36,578,423
Rowan Companies [2]	505,829	16,656,949
Trican Well Service	1,925,500	28,280,691
Unit Corporation [2]	1,301,759	55,663,215

		148,978,076

Oil, Gas & Consumable Fuels - 2.7%
Cimarex Energy	123,692	9,335,035
Energen Corporation	745,691	36,650,713

		45,985,748

Total		194,963,824

Financials – 19.2%
Capital Markets - 9.5%
Affiliated Managers Group [2]	284,939	31,859,030
Ashmore Group	6,561,900	38,571,937
Federated Investors Cl. B	1,632,126	36,575,944
Knight Capital Group Cl. A [2]	2,358,532	30,354,307
Partners Group Holding	68,990	13,458,667
Value Partners Group	20,000,000	12,104,745

		162,924,630

Insurance - 9.7%
Allied World Assurance Company
Holdings	667,900	45,864,693
Alterra Capital Holdings	490,037	11,261,050
Arch Capital Group [2]	259,409	9,660,391
Aspen Insurance Holdings	676,414	18,899,007
PartnerRe	437,689	29,714,706
Reinsurance Group of America	848,299	50,448,342

		165,848,189

Total		328,772,819

Health Care – 4.8%
Health Care Providers & Services - 4.8%
Chemed Corporation	537,647	33,699,714
Magellan Health Services [2]	234,135	11,428,129
MEDNAX [2]	488,591	36,336,513

Total		81,464,356

Industrials – 8.6%
Building Products - 0.7%
Simpson Manufacturing	342,200	11,035,950

Construction & Engineering - 1.3%
Jacobs Engineering Group [2]	502,500	22,295,925

Electrical Equipment - 1.0%
GrafTech International [2]	1,420,125	16,956,292

Machinery - 4.4%
Gardner Denver	166,375	10,484,953
Kennametal	595,303	26,508,843
Lincoln Electric Holdings	435,870	19,753,628
Pfeiffer Vacuum Technology	169,089	19,157,409

		75,904,833

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies	503,690	20,716,770

Total		146,909,770

Information Technology – 15.6%
Communications Equipment - 1.7%
NETGEAR [2]	480,110	18,340,202
Plantronics	268,300	10,801,758

		29,141,960

Electronic Equipment, Instruments & Components - 2.1%
Littelfuse	308,500	19,342,950
Molex Cl. A	485,318	11,380,707
Rofin-Sinar Technologies [2]	199,348	5,256,807

		35,980,464

IT Services - 3.8%
ManTech International Cl. A	1,078,224	37,155,599
MAXIMUS	438,750	17,843,962
Total System Services	432,927	9,987,626

		64,987,187

Semiconductors & Semiconductor Equipment - 8.0%
Cabot Microelectronics	323,609	12,581,918
Lam Research [2]	368,200	16,429,084
MKS Instruments	894,404	26,411,750
Teradyne [2]	3,480,327	58,782,723
Veeco Instruments [1,2]	781,500	22,350,900

		136,556,375

Total		266,665,986

Materials – 19.0%
Chemicals - 4.6%
LSB Industries [2]	631,413	24,574,594
Westlake Chemical	830,370	53,799,672

		78,374,266

Metals & Mining - 14.4%
Allied Nevada Gold [2]	1,283,000	41,735,990
Centamin [2]	7,221,600	8,036,471
Hochschild Mining	1,680,000	12,473,804
Major Drilling Group International	2,400,300	39,826,523
Pan American Silver	1,275,430	28,135,986
Reliance Steel & Aluminum	891,500	50,351,920
Schnitzer Steel Industries Cl. A	676,100	26,973,009
Seabridge Gold [2]	956,000	19,206,040
Silver Standard Resources [2]	1,281,101	19,267,759

		246,007,502

Total		324,381,768

Miscellaneous[5] – 1.2%
Total		19,708,231

TOTAL COMMON STOCKS
(Cost $1,488,198,064)		1,686,203,308

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $32,747,027 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at
$33,406,200)
(Cost $32,747,000)		32,747,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $22,630,286)		22,630,286

TOTAL INVESTMENTS – 102.0%
(Cost $1,543,575,350)		1,741,580,594

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.0)%		(33,814,784)

NET ASSETS – 100.0%		$1,707,765,810

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Consumer Discretionary – 10.3%
Hotels, Restaurants & Leisure - 0.9%
Buffalo Wild Wings [2]	144,000	$13,059,360
Cosi [2,3]	4,975,812	5,373,877

		18,433,237

Household Durables - 0.4%
iRobot Corporation [1,2]	292,000	7,959,920

Multiline Retail - 1.1%
Dollar Tree [2]	247,000	23,339,030

Specialty Retail - 2.2%
Casual Male Retail Group [2]	1,658,734	5,573,346
Jos. A. Bank Clothiers [2]	377,000	19,004,570
Tractor Supply	222,000	20,104,320

		44,682,236

Textiles, Apparel & Luxury Goods - 5.7%
Carter’s [2]	815,200	40,572,504
Coach	346,500	26,777,520
Gildan Activewear	1,502,320	41,388,916
Warnaco Group (The) [2]	145,000	8,468,000

		117,206,940

Total		211,621,363

Consumer Staples – 3.0%
Food & Staples Retailing - 0.2%
United Natural Foods [2]	105,517	4,923,423

Food Products - 2.7%
Darling International [2]	1,788,262	31,151,524
Sanderson Farms	306,671	16,262,763
Snyders-Lance	290,000	7,496,500

		54,910,787

Personal Products - 0.1%
Inter Parfums	175,924	2,760,248

Total		62,594,458

Energy – 5.4%
Energy Equipment & Services - 2.8%
Helmerich & Payne	233,000	12,570,350
Pason Systems	1,341,000	18,875,773
Trican Well Service	954,800	14,023,580
Unit Corporation [2]	303,400	12,973,384

		58,443,087

Oil, Gas & Consumable Fuels - 2.6%
Energy Partners [2]	1,199,560	19,924,692
Northern Oil and Gas [1,2]	50,000	1,037,000
Rex Energy [2]	665,709	7,109,772
Sprott Resource [2]	1,515,000	6,090,682
Whiting Petroleum [2]	350,000	19,005,000

		53,167,146

Total		111,610,233

Financials – 12.0%
Capital Markets - 7.1%
Affiliated Managers Group [2]	198,000	22,138,380
Ashmore Group	2,180,000	12,814,402
Manning & Napier	425,000	6,247,500
Northern Trust	471,000	22,348,950
Partners Group Holding	65,000	12,680,292
Raymond James Financial	572,000	20,895,160
Sprott	1,701,000	10,573,161
U.S. Global Investors Cl. A	500,000	3,625,000
Value Partners Group	18,128,500	10,972,043
Waddell & Reed Financial Cl. A	714,000	23,140,740

		145,435,628

Commercial Banks - 2.8%
Associated Banc-Corp	1,045,000	14,588,200
Columbia Banking System	255,000	5,808,900
Enterprise Financial Services	599,800	7,041,652
Fifth Third Bancorp	1,013,800	14,243,890
Umpqua Holdings	1,162,300	15,760,788

		57,443,430

Consumer Finance - 0.2%
Netspend Holdings [1,2]	504,000	3,911,040

Diversified Financial Services - 0.8%
PICO Holdings [2]	737,222	17,287,856

Insurance - 0.1%
Brown & Brown	100,000	2,378,000

Thrifts & Mortgage Finance - 1.0%
Berkshire Hills Bancorp	901,700	20,666,964

Total		247,122,918

Health Care – 6.8%
Biotechnology - 3.2%
Cubist Pharmaceuticals [2]	395,000	17,083,750
Myriad Genetics [2]	1,618,400	38,291,344
Rigel Pharmaceuticals [2]	1,150,000	9,257,500

		64,632,594

Health Care Equipment & Supplies - 2.0%
Cerus Corporation [1,2,3]	2,884,500	11,595,690
HeartWare International [1,2]	75,300	4,946,457
NuVasive [2]	600,000	10,104,000
Thoratec Corporation [2]	434,400	14,643,624

		41,289,771

Health Care Providers & Services - 0.4%
Healthways [2]	1,046,000	7,698,560

Life Sciences Tools & Services - 0.5%
PerkinElmer	384,000	10,621,440

Pharmaceuticals - 0.7%
UCB	351,000	15,143,960

Total		139,386,325

Industrials – 16.9%
Aerospace & Defense - 0.2%
AeroVironment [2]	150,000	4,021,500

Building Products - 0.8%
Quanex Building Products	901,533	15,894,027

Commercial Services & Supplies - 1.2%
Ritchie Bros. Auctioneers	300,600	7,142,256
UniFirst Corporation	284,400	17,504,820

		24,647,076

Construction & Engineering - 1.5%
Dycom Industries [2]	389,000	9,087,040
MYR Group [2]	498,608	8,905,139
Quanta Services [2]	641,000	13,396,900

		31,389,079

Electrical Equipment - 1.8%
Acuity Brands	590,600	37,107,398

Industrial Conglomerates - 1.8%
Carlisle Companies	734,900	36,686,208

Machinery - 3.5%
Chart Industries [2]	328,000	24,052,240
Tennant Company	227,502	10,010,088
Valmont Industries	315,400	37,031,114

		71,093,442

Professional Services - 1.8%
Robert Half International	1,198,800	36,323,640

Road & Rail - 2.2%
Celadon Group [3]	1,418,600	22,059,230
Knight Transportation	725,100	12,805,266
Werner Enterprises	464,000	11,535,040

		46,399,536

Trading Companies & Distributors - 2.1%
Grainger (W.W.)	109,600	23,543,176
Watsco	278,100	20,590,524

		44,133,700

Total		347,695,606

Information Technology – 26.1%
Communications Equipment - 5.1%
Digi International [2,3]	1,291,600	14,194,684
EXFO [2]	1,902,500	13,431,650
Finisar Corporation [2]	799,000	16,099,850
Infinera Corporation [1,2]	1,168,833	9,490,924
NETGEAR [2]	593,820	22,683,924
Oplink Communications [2,3]	1,168,012	19,973,005
Polycom [2]	518,000	9,878,260

		105,752,297

Computers & Peripherals - 0.9%
SanDisk Corporation [2]	366,000	18,149,940

Electronic Equipment, Instruments & Components - 6.6%
Fabrinet [2]	573,700	10,160,227
FARO Technologies [2]	349,344	20,377,236
GSI Group [2]	1,280,238	15,439,670
IPG Photonics [2]	594,732	30,955,801
Littelfuse	186,744	11,708,849
Mercury Computer Systems [2,3]	1,997,749	26,470,174
Rogers Corporation [2]	519,143	20,116,791

		135,228,748

Internet Software & Services - 3.1%
Bankrate [1,2]	893,427	22,112,318
Liquidity Services [2]	570,736	25,568,973
ValueClick [2]	827,900	16,342,746

		64,024,037

IT Services - 1.0%
ExlService Holdings [2]	715,000	19,619,600

Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices	630,000	25,452,000
International Rectifier [2]	1,442,048	33,268,047
Lattice Semiconductor [2]	3,454,700	22,213,721
LSI Corporation [2]	4,727,000	41,030,360
Micrel	2,024,610	20,772,499
Teradyne [2]	2,228,000	37,630,920
Ultratech [2]	461,400	13,371,372

		193,738,919

Total		536,513,541

Materials – 15.2%
Chemicals - 2.5%
Calgon Carbon [1,2]	983,000	15,344,630
LSB Industries [2]	521,643	20,302,345
Westlake Chemical	241,091	15,620,286

		51,267,261

Construction Materials - 0.8%
Eagle Materials	506,000	17,583,500

Metals & Mining - 11.9%
Alamos Gold	1,556,600	28,574,210
Allied Nevada Gold [2]	725,400	23,597,262
Ampella Mining [2]	1,600,000	1,657,360
Centamin [2]	3,000,000	3,338,514
Detour Gold [2]	556,000	13,863,071
Globe Specialty Metals	977,300	14,532,451
Gryphon Minerals [2]	1,750,000	1,957,756
Hochschild Mining	1,615,000	11,991,187
Horsehead Holding Corporation [2]	1,551,353	17,669,911
Major Drilling Group International	792,000	13,141,110
McEwen Mining [2]	1,400,000	6,216,000
Medusa Mining	1,650,000	8,614,126
Pan American Silver	600,000	13,236,000
Pretium Resources [2]	762,600	10,901,750
Pretium Resources (Warrants) [2]	75,000	129,330
Reliance Steel & Aluminum	484,100	27,341,968
Tahoe Resources [2]	450,000	9,483,182
Talison Lithium [2]	2,896,000	10,481,287
Worthington Industries	1,417,488	27,187,420

		243,913,895

Total		312,764,656

Miscellaneous[5] – 1.3%
Total		26,604,332

TOTAL COMMON STOCKS
(Cost $1,713,324,170)		1,995,913,432

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $61,312,051 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at
$62,541,150)
(Cost $61,312,000)		61,312,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $28,068,227)		28,068,227

TOTAL INVESTMENTS – 101.4%
(Cost $1,802,704,397)		2,085,293,659

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(28,641,380)

NET ASSETS – 100.0%		$2,056,652,279

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Discretionary – 13.8%
Auto Components - 1.1%
Drew Industries [2]	174,956	$4,778,048

Distributors - 0.5%
LKQ Corporation [2]	68,000	2,119,560

Diversified Consumer Services - 0.6%
Sotheby’s	58,300	2,293,522

Household Durables - 4.5%
Ethan Allen Interiors	130,100	3,294,132
Harman International Industries	109,100	5,106,971
Mohawk Industries [2]	76,715	5,102,315
NVR [2]	7,200	5,229,576

		18,732,994

Media - 1.8%
DreamWorks Animation SKG Cl. A [2]	199,000	3,671,550
Morningstar	61,872	3,901,030

		7,572,580

Specialty Retail - 1.3%
Ascena Retail Group [2]	118,500	5,251,920

Textiles, Apparel & Luxury Goods - 4.0%
Carter’s [2]	124,000	6,171,480
Columbia Sportswear	88,200	4,185,090
Warnaco Group (The) [2]	107,000	6,248,800

		16,605,370

Total		57,353,994

Consumer Staples – 1.9%
Food Products - 1.9%
Darling International [2]	212,800	3,706,976
Sanderson Farms	75,700	4,014,371

Total		7,721,347

Energy – 8.0%
Energy Equipment & Services - 8.0%
Ensign Energy Services	201,500	3,012,046
Helmerich & Payne	115,325	6,221,784
Oil States International [2]	62,500	4,878,750
Pason Systems	270,300	3,804,714
SEACOR Holdings [2]	41,500	3,974,870
ShawCor Cl. A	152,900	4,813,334
Trican Well Service	237,200	3,483,864
Unit Corporation [2]	73,200	3,130,032

Total		33,319,394

Financials – 9.4%
Capital Markets - 8.1%
Affiliated Managers Group [2]	46,997	5,254,735
AllianceBernstein Holding L.P.	235,569	3,677,232
Federated Investors Cl. B	231,700	5,192,397
KKR & Co. L.P.	145,000	2,150,350
Knight Capital Group Cl. A [2]	294,300	3,787,641
Lazard Cl. A	170,800	4,878,048
SEI Investments	249,000	5,151,810
Waddell & Reed Financial Cl. A	115,900	3,756,319

		33,848,532

Diversified Financial Services - 1.3%
Interactive Brokers Group Cl. A	313,700	5,332,900

Total		39,181,432

Health Care – 2.8%
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories Cl. A [2]	28,000	2,903,320
ICON ADR [2]	176,900	3,753,818
PerkinElmer	187,900	5,197,314

Total		11,854,452

Industrials – 28.7%
Aerospace & Defense - 1.8%
HEICO Corporation Cl. A	118,512	4,758,257
Teledyne Technologies [2]	45,000	2,837,250

		7,595,507

Air Freight & Logistics - 2.3%
Forward Air	158,800	5,823,196
UTi Worldwide	223,900	3,857,797

		9,680,993

Building Products - 0.7%
Simpson Manufacturing	95,500	3,079,875

Commercial Services & Supplies - 0.8%
Brink’s Company (The)	44,615	1,064,960
Cintas Corporation	58,300	2,280,696

		3,345,656

Construction & Engineering - 3.5%
EMCOR Group	137,300	3,805,956
Jacobs Engineering Group [2]	105,000	4,658,850
KBR	174,500	6,203,475

		14,668,281

Electrical Equipment - 3.6%
AZZ	113,400	5,855,976
GrafTech International [2]	420,100	5,015,994
Regal-Beloit	62,500	4,096,875

		14,968,845

Machinery - 6.4%
CLARCOR	25,000	1,227,250
Gardner Denver	33,800	2,130,076
Kaydon Corporation	134,500	3,431,095
Kennametal	161,900	7,209,407
Lincoln Electric Holdings	60,000	2,719,200
Valmont Industries	56,200	6,598,442
Wabtec Corporation	44,700	3,369,039

		26,684,509

Professional Services - 5.5%
Advisory Board (The) [2]	44,541	3,947,223
CRA International [2]	152,313	3,841,334
ManpowerGroup	90,266	4,275,900
Robert Half International	110,000	3,333,000
Verisk Analytics Cl. A [2]	156,800	7,364,896

		22,762,353

Road & Rail - 1.8%
Arkansas Best	227,100	4,271,751
Landstar System	51,600	2,978,352

		7,250,103

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies	111,300	4,577,769
MSC Industrial Direct Cl. A	61,500	5,121,720

		9,699,489

Total		119,735,611

Information Technology – 21.3%
Communications Equipment - 1.2%
ADTRAN	155,800	4,859,402

Computers & Peripherals - 0.8%
Diebold	90,500	3,486,060

Electronic Equipment, Instruments & Components - 12.8%
Coherent [2]	108,700	6,340,471
Dolby Laboratories Cl. A [2]	100,000	3,806,000
DTS [2]	150,600	4,551,132
FARO Technologies [2]	93,887	5,476,429
FEI Company [2]	118,500	5,819,535
FLIR Systems	143,900	3,642,109
IPG Photonics [2]	102,786	5,350,011
Littelfuse	45,000	2,821,500
National Instruments	193,200	5,510,064
Plexus Corporation [2]	113,400	3,967,866
Rofin-Sinar Technologies [2]	229,500	6,051,915

		53,337,032

IT Services - 1.1%
Sapient Corporation	357,900	4,455,855

Semiconductors & Semiconductor Equipment - 3.5%
Cabot Microelectronics	95,200	3,701,376
Cymer [2]	100,500	5,025,000
Diodes [2]	125,000	2,897,500
International Rectifier [2]	123,000	2,837,610

		14,461,486

Software - 1.9%
ANSYS [2]	84,400	5,487,688
Blackbaud	78,900	2,621,847

		8,109,535

Total		88,709,370

Materials – 9.7%
Chemicals - 1.1%
Intrepid Potash [2]	193,500	4,707,855

Containers & Packaging - 1.3%
Greif Cl. A	95,300	5,329,176

Metals & Mining - 7.3%
Cliffs Natural Resources	42,300	2,929,698
Fresnillo	156,500	4,000,144
Major Drilling Group International	340,500	5,649,681
Randgold Resources ADR	4,000	351,920
Reliance Steel & Aluminum	126,900	7,167,312
Schnitzer Steel Industries Cl. A	57,600	2,297,952
Sims Metal Management ADR	331,617	5,063,792
Steel Dynamics	208,500	3,031,590

		30,492,089

Total		40,529,120

Miscellaneous[5] – 0.3%
Total		1,377,500

TOTAL COMMON STOCKS
(Cost $312,326,969)		399,782,220

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $17,041,014 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/29/12, valued at
$17,385,000)
(Cost $17,041,000)		17,041,000

TOTAL INVESTMENTS – 100.0%
(Cost $329,367,969)		416,823,220

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(109,114)

NET ASSETS – 100.0%		$416,714,106

SCHEDULES OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Discretionary – 18.4%
Auto Components - 3.3%
China XD Plastics [2]	9,500	$51,775
Drew Industries [2]	1,400	38,234
Standard Motor Products	2,500	44,350

		134,359

Distributors - 0.4%
VOXX International Cl. A [2]	1,260	17,086

Diversified Consumer Services - 2.9%
Capella Education [2]	1,100	39,545
Lincoln Educational Services	5,100	40,341
Universal Technical Institute	2,900	38,251

		118,137

Hotels, Restaurants & Leisure - 0.8%
Papa John’s International [2]	900	33,894

Household Durables - 1.1%
Universal Electronics [2]	2,300	45,954

Internet & Catalog Retail - 0.6%
NutriSystem	2,300	25,829

Leisure Equipment & Products - 2.0%
Arctic Cat [2]	700	29,981
JAKKS Pacific	1,800	31,410
Sturm, Ruger & Co.	400	19,640

		81,031

Media - 1.2%
Scholastic Corporation	1,400	49,392

Specialty Retail - 5.1%
Kirkland’s [2]	2,400	38,832
Shoe Carnival [2]	1,700	54,774
Stein Mart [2]	5,100	33,660
Systemax [2]	3,000	50,580
Wet Seal (The) Cl. A [2]	9,300	32,085

		209,931

Textiles, Apparel & Luxury Goods - 1.0%
Barry (R.G.)	2,200	26,840
G-III Apparel Group [2]	500	14,210

		41,050

Total		756,663

Consumer Staples – 1.3%
Food & Staples Retailing - 1.3%
Arden Group Cl. A	250	22,722
Village Super Market Cl. A	1,000	31,590

Total		54,312

Energy – 8.1%
Energy Equipment & Services - 3.8%
Geodrill [2]	13,800	45,933
Matrix Service [2]	4,500	63,045
TGC Industries [2]	4,700	46,624

		155,602

Oil, Gas & Consumable Fuels - 4.3%
PetroQuest Energy [2]	5,000	30,700
TransGlobe Energy [2]	3,300	39,864
VAALCO Energy [2]	6,200	58,590
Warren Resources [2]	14,000	45,640

		174,794

Total		330,396

Financials – 5.9%
Capital Markets - 1.6%
Artio Global Investors Cl. A	6,700	31,959
INTL FCStone [2]	1,700	35,870

		67,829

Consumer Finance - 0.8%
Advance America Cash Advance Centers	3,000	31,470

Insurance - 3.5%
American Safety Insurance Holdings [2]	2,100	39,585
Infinity Property & Casualty	500	26,165
Meadowbrook Insurance Group	3,000	27,990
Presidential Life	4,300	49,149

		142,889

Total		242,188

Health Care – 9.5%
Biotechnology - 1.6%
Astex Pharmaceuticals [2]	12,200	22,692
SciClone Pharmaceuticals [2]	6,700	42,277

		64,969

Health Care Equipment & Supplies - 3.0%
Atrion Corporation	150	31,532
ICU Medical [2]	700	34,412
Kensey Nash	1,267	37,072
Symmetry Medical [2]	3,000	21,210

		124,226

Health Care Providers & Services - 2.4%
Almost Family [2]	1,100	28,611
Metropolitan Health Networks [2]	7,648	71,662

		100,273

Pharmaceuticals - 2.5%
Hi-Tech Pharmacal [2]	1,600	57,488
Obagi Medical Products [2]	3,200	42,880

		100,368

Total		389,836

Industrials – 12.8%
Commercial Services & Supplies - 2.2%
Intersections	3,200	40,896
Metalico [2]	11,900	50,813

		91,709

Construction & Engineering - 2.6%
Baker (Michael) [2]	700	16,695
Comfort Systems USA	2,800	30,548
MYR Group [2]	1,700	30,362
Sterling Construction [2]	3,100	30,225

		107,830

Electrical Equipment - 3.0%
AZZ	700	36,148
Fushi Copperweld [2]	6,500	49,075
Preformed Line Products	600	39,300

		124,523

Machinery - 2.4%
Foster (L.B.) Company Cl. A	1,000	28,510
Graham Corporation	900	19,701
Miller Industries	3,000	50,760

		98,971

Professional Services - 1.8%
GP Strategies [2]	1,300	22,750
ICF International [2]	900	22,833
VSE Corporation	1,100	27,291

		72,874

Trading Companies & Distributors - 0.8%
MFC Industrial	4,000	30,760

Total		526,667

Information Technology – 28.0%
Communications Equipment - 2.6%
Bel Fuse Cl. B	1,000	17,670
Communications Systems	1,700	22,321
Oplink Communications [2]	2,800	47,880
Westell Technologies Cl. A [2]	8,600	20,038

		107,909

Computers & Peripherals - 3.4%
Rimage Corporation	1,700	17,017
STEC [2]	3,000	28,320
Super Micro Computer [2]	3,100	54,126
Xyratex	2,600	41,366

		140,829

Electronic Equipment, Instruments & Components - 5.9%
DDi Corporation	4,500	54,900
Electro Scientific Industries	2,900	43,529
Fabrinet [2]	2,500	44,275
Image Sensing Systems [2]	3,237	21,526
KEMET Corporation [2]	4,100	38,376
Multi-Fineline Electronix [2]	1,400	38,430

		241,036

Internet Software & Services - 1.2%
InfoSpace [2]	2,700	34,587
United Online	3,300	16,137

		50,724

IT Services - 2.5%
Computer Task Group [2]	2,000	30,640
Dynamics Research [2]	4,800	46,272
TeleTech Holdings [2]	1,500	24,150

		101,062

Semiconductors & Semiconductor Equipment - 8.7%
Amtech Systems [2]	4,200	34,986
Brooks Automation	3,700	45,621
Cohu	1,600	18,192
Integrated Silicon Solution [2]	7,000	78,120
IXYS Corporation [2]	3,200	42,240
Kulicke & Soffa Industries [2]	4,400	54,692
LTX-Credence Corporation [2]	4,600	33,074
Rudolph Technologies [2]	4,500	49,995

		356,920

Software - 3.7%
Actuate Corporation [2]	5,900	37,052
ePlus [2]	1,500	47,955
Manhattan Associates [2]	800	38,024
Net 1 UEPS Technologies [2]	3,100	28,024

		151,055

Total		1,149,535

Materials – 10.2%
Chemicals - 0.9%
Stepan Company	400	35,120

Metals & Mining - 8.1%
Aurizon Mines [2]	6,600	31,944
Endeavour Silver [2]	3,900	36,972
Horsehead Holding Corporation [2]	4,612	52,531
Materion Corporation [2]	1,600	45,968
Revett Minerals [2]	9,300	38,874
Richmont Mines [2]	6,000	46,680
Taseko Mines [2]	5,700	20,064
Universal Stainless & Alloy Products [2]	1,400	59,808

		332,841

Paper & Forest Products - 1.2%
KapStone Paper and Packaging [2]	2,500	49,250

Total		417,211

Miscellaneous[5] – 0.7%
Total		28,566

TOTAL COMMON STOCKS
(Cost $3,495,926)		3,895,374

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $204,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.18% due 11/23/12, valued at $210,000)
(Cost $204,000)		204,000

TOTAL INVESTMENTS – 99.9%
(Cost $3,699,926)		4,099,374

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		4,791

NET ASSETS – 100.0%		$4,104,165

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Capital Markets - 57.4%
Affiliated Managers Group [2]	1,500	$167,715
AGF Management Cl. B	9,600	148,988
AllianceBernstein Holding L.P.	29,100	454,251
Apollo Global Management LLC Cl. A	22,000	314,160
Artio Global Investors Cl. A	25,000	119,250
Ashmore Group	85,000	499,644
Bank Sarasin & Co. Cl. B [2]	3,085	96,716
Banque Privee Edmond de Rothschild	3	78,199
Blackstone Group L.P.	5,000	79,700
Citadel Capital [2]	150,000	75,248
Cohen & Steers	8,900	283,910
Coronation Fund Managers	62,000	230,348
Cowen Group Cl. A [2]	60,000	162,600
Daewoo Securities	3,800	44,270
Diamond Hill Investment Group	2,500	184,125
Edelman Financial Group (The)	18,200	120,302
Egyptian Financial Group-Hermes Holding
Company [2]	31,875	70,558
Federated Investors Cl. B	11,900	266,679
GMP Capital	6,000	45,115
Invesco	17,200	458,724
Investec	8,500	51,977
IOOF Holdings	11,528	69,021
Jefferies Group	10,400	195,936
Jupiter Fund Management	82,000	326,455
KBW	4,500	83,250
KKR & Co. L.P.	16,000	237,280
Lazard Cl. A	7,000	199,920
Manning & Napier	17,800	261,660
MVC Capital	3,800	49,894
Northern Trust	8,400	398,580
Och-Ziff Capital Management Group LLC
Cl. A	9,000	83,520
Oppenheimer Holdings Cl. A	9,300	161,355
Partners Group Holding	1,000	195,081
Raymond James Financial	5,100	186,303
Reinet Investments [2]	5,500	101,961
Samsung Securities [2]	1,791	89,783
SEI Investments	14,100	291,729
SHUAA Capital [2]	580,000	135,486
Sprott	48,900	303,955
Stifel Financial [2]	6,073	229,802
T. Rowe Price Group	3,500	228,550
Tokai Tokyo Financial Holdings	9,400	35,092
U.S. Global Investors Cl. A	19,700	142,825
UOB-Kay Hian Holdings	95,000	127,720
Value Partners Group	430,000	260,252
Virtus Investment Partners [2]	3,600	308,808
Vontobel Holding	3,000	76,105
VZ Holding	2,600	296,666
Waddell & Reed Financial Cl. A	5,900	191,219
Westwood Holdings Group	5,300	205,269
WisdomTree Investments [2]	41,200	344,844

Total		9,770,800

Commercial Banks - 3.9%
BLOM Bank GDR	8,000	64,400
BOK Financial	4,600	258,888
Fauquier Bankshares	2,400	29,640
First Republic Bank [2]	8,400	276,696
Peapack-Gladstone Financial	2,835	38,329

Total		667,953

Consumer Finance - 3.9%
Credit Acceptance [2]	1,066	107,676
Regional Management [2]	22,700	381,360
World Acceptance [2]	3,000	183,750

Total		672,786

Diversified Financial Services - 6.2%
Bolsas y Mercados Espanoles	4,000	102,535
FX Alliance [2]	15,500	243,040
Hellenic Exchanges	10,500	41,731
Interactive Brokers Group Cl. A	12,600	214,200
MSCI Cl. A [2]	2,800	103,068
RHJ International [2]	10,000	59,083
Singapore Exchange	25,000	138,022
Warsaw Stock Exchange	12,000	158,268

Total		1,059,947

Insurance - 11.9%
Alleghany Corporation [2]	800	263,280
Brown & Brown	2,600	61,828
E-L Financial	400	156,399
First American Financial	10,000	166,300
Greenlight Capital Re Cl. A [2]	9,000	221,670
Hilltop Holdings [2]	5,200	43,628
Marsh & McLennan	9,300	304,947
Platinum Underwriters Holdings	5,500	200,750
Primerica	6,400	161,344
RLI	1,100	78,804
State Auto Financial	11,000	160,710
Validus Holdings	2,300	71,185
Willis Group Holdings	4,000	139,920

Total		2,030,765

IT Services - 2.9%
MasterCard Cl. A	700	294,378
Vantiv Cl. A [2]	10,000	196,300

Total		490,678

Media - 1.7%
Morningstar	4,600	290,030

Total		290,030

Professional Services - 2.2%
Verisk Analytics Cl. A [2]	8,000	375,760

Total		375,760

Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	19,676	265,626

Total		265,626

Software - 1.9%
Fair Isaac	7,400	324,860

Total		324,860

Trading Companies & Distributors - 1.9%
Air Lease Cl. A [2]	13,500	324,945

Total		324,945

Miscellaneous [5] - 0.4%
Total		67,080

TOTAL COMMON STOCKS
(Cost $14,505,383)		16,341,230

REPURCHASE AGREEMENT – 5.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $982,001 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 11/21/12, valued at
$1,004,850)
(Cost $982,000)		982,000

TOTAL INVESTMENTS – 101.7%
(Cost $15,487,383)		17,323,230

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(293,086)

NET ASSETS – 100.0%		$17,030,144

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Discretionary – 10.9%
Auto Components - 0.2%
Autoliv	4,000	$268,200
Tianneng Power International	324,000	187,752
Xinyi Glass Holdings	130,000	79,518

		535,470

Automobiles - 0.0%
Thor Industries	4,000	126,240

Distributors - 0.1%
Weyco Group	11,600	274,920

Diversified Consumer Services - 0.8%
Benesse Holdings	4,000	199,348
Regis Corporation	127,800	2,355,354

		2,554,702

Hotels, Restaurants & Leisure - 0.2%
Abu Dhabi National Hotels	642,000	347,830
International Speedway Cl. A	7,500	208,125

		555,955

Household Durables - 1.6%
Ethan Allen Interiors	49,000	1,240,680
Hanssem	34,300	670,531
Harman International Industries	54,400	2,546,464
Hunter Douglas	24,000	1,040,286

		5,497,961

Internet & Catalog Retail - 0.2%
Manutan International	2,100	99,427
PetMed Express	56,000	693,280

		792,707

Media - 0.5%
Pico Far East Holdings	1,278,000	288,003
Value Line	73,930	907,860
World Wrestling Entertainment Cl. A	67,331	597,226

		1,793,089

Specialty Retail - 6.3%
American Eagle Outfitters	144,600	2,485,674
Ascena Retail Group [2]	94,342	4,181,237
Buckle (The)	75,210	3,602,559
Cato Corporation (The) Cl. A	23,710	655,344
Fielmann	3,200	307,669
GameStop Corporation Cl. A	135,400	2,957,136
GUESS?	89,300	2,790,625
Jos. A. Bank Clothiers [2]	59,535	3,001,159
Le Chateau Cl. A	10,000	13,234
Lewis Group	41,000	407,274
USS	7,000	709,557
Williams-Sonoma	5,100	191,148

		21,302,616

Textiles, Apparel & Luxury Goods - 1.0%
Barry (R.G.)	9,875	120,475
Jones Group (The)	93,600	1,175,616
Marimekko	22,500	405,111
Stella International Holdings	314,000	761,796
Wolverine World Wide	22,512	836,996

		3,299,994

Total		36,733,654

Consumer Staples – 2.8%

Beverages - 0.1%
Thai Beverage	740,000	191,321

Food & Staples Retailing - 0.8%
FamilyMart	15,850	670,231
Village Super Market Cl. A	58,569	1,850,194

		2,520,425

Food Products - 0.8%
China Green (Holdings)	168,000	52,354
Hormel Foods	7,976	235,452
Industrias Bachoco ADR	6,100	128,466
J&J Snack Foods	20,324	1,066,197
Lancaster Colony	9,045	601,131
Lindt & Spruengli	4	148,864
Sanderson Farms	1,300	68,939
Super Group	346,000	496,822

		2,798,225

Personal Products - 1.1%
Inter Parfums	30,919	485,119
Nu Skin Enterprises Cl. A	58,345	3,378,759

		3,863,878

Total		9,373,849

Energy – 3.9%
Energy Equipment & Services - 2.7%
Ensco ADR	44,600	2,360,678
Ensign Energy Services	25,300	378,187
Exterran Partners L.P.	6,404	138,198
Helmerich & Payne	65,900	3,555,305
Lamprell	92,300	505,942
Lufkin Industries	7,400	596,810
Oil States International [2]	7,000	546,420
TGS-NOPEC Geophysical	18,500	507,108
Tidewater	12,600	680,652

		9,269,300

Oil, Gas & Consumable Fuels - 1.2%
Cimarex Energy	2,600	196,222
Energen Corporation	48,900	2,403,435
Golar LNG	10,700	407,135
Natural Resource Partners L.P.	37,500	899,625
Pioneer Southwest Energy Partners L.P.	2,100	56,112

		3,962,529

Total		13,231,829

Financials – 32.4%
Capital Markets - 15.9%
Affiliated Managers Group [2]	19,800	2,213,838
AGF Management Cl. B	23,900	370,918
AllianceBernstein Holding L.P.	142,600	2,225,986
Apollo Global Management LLC Cl. A	179,800	2,567,544
Apollo Investment	7,300	52,341
Artio Global Investors Cl. A	198,000	944,460
Ashmore Group	406,000	2,386,535
Banca Generali	4,200	56,351
Bank Sarasin & Co. Cl. B [2]	27,600	865,271
Close Brothers Group	18,000	226,010
Cohen & Steers	44,200	1,409,980
Edelman Financial Group (The)	189,000	1,249,290
Egyptian Financial Group-Hermes Holding
Company [2]	132,500	293,299
Epoch Holding Corporation	51,800	1,236,984
Federated Investors Cl. B	205,700	4,609,737
Fortress Investment Group LLC Cl. A	50,000	178,000
Gluskin Sheff + Associates	9,200	137,430
GMP Capital	6,500	48,875
Invesco	95,200	2,538,984
Investec	52,200	319,197
Jefferies Group	135,000	2,543,400
Jupiter Fund Management	500,000	1,990,579
KKR & Co. L.P.	179,700	2,664,951
Lazard Cl. A	86,700	2,476,152
Manning & Napier	347,500	5,108,250
Och-Ziff Capital Management Group LLC
Cl. A	108,100	1,003,168
Oppenheimer Holdings Cl. A	111,512	1,934,733
Partners Group Holding	500	97,541
Raymond James Financial	7,800	284,934
SEI Investments	125,600	2,598,664
Sprott	200,000	1,243,170
T. Rowe Price Group	42,000	2,742,600
U.S. Global Investors Cl. A	84,000	609,000
Value Partners Group	1,225,000	741,416
VZ Holding	8,300	947,048
Waddell & Reed Financial Cl. A	37,600	1,218,616
Westwood Holdings Group	41,173	1,594,630

		53,729,882

Commercial Banks - 2.2%
Ames National	9,320	221,816
Bank of Hawaii	55,900	2,702,765
Bank of N.T. Butterfield & Son [2]	350	371
BLOM Bank GDR	63,000	507,150
BOK Financial	21,900	1,232,532
City Holding Company	50,005	1,736,173
Fauquier Bankshares	4,400	54,340
First Republic Bank [2]	26,600	876,204
National Bankshares	8,813	265,271
Peapack-Gladstone Financial	2,205	29,812

		7,626,434

Diversified Financial Services - 1.6%
Bolsa Mexicana de Valores	674,900	1,365,225
Hellenic Exchanges	45,000	178,849
KKR Financial Holdings LLC	228,350	2,103,103
Singapore Exchange	140,000	772,921
Warsaw Stock Exchange	80,000	1,055,120

		5,475,218

Insurance - 10.0%
Alleghany Corporation [2]	4,003	1,317,387
Allied World Assurance Company
Holdings	50,898	3,495,166
Alterra Capital Holdings	30,320	696,754
Aspen Insurance Holdings	43,306	1,209,970
Berkley (W.R.)	60,500	2,185,260
Brown & Brown	13,400	318,652
Cincinnati Financial	4,700	162,197
E-L Financial	4,900	1,915,885
Endurance Specialty Holdings	16,600	674,956
Erie Indemnity Cl. A	30,000	2,338,200
Fidelity National Financial Cl. A	20,000	360,600
First American Financial	127,700	2,123,651
HCC Insurance Holdings	37,300	1,162,641
Marsh & McLennan	85,900	2,816,661
Montpelier Re Holdings	43,800	846,216
Old Republic International	212,600	2,242,930
PartnerRe	28,104	1,907,980
Reinsurance Group of America	63,880	3,798,944
StanCorp Financial Group	15,700	642,758
United Fire Group	11,900	212,891
Validus Holdings	8,437	261,125
Willis Group Holdings	87,800	3,071,244

		33,762,068

Real Estate Investment Trusts (REITs) - 2.1%
Colony Financial	133,700	2,190,006
CommonWealth REIT	6,250	116,375
Cousins Properties	40,010	303,276
DCT Industrial Trust	98,400	580,560
Essex Property Trust	8,000	1,212,080
Lexington Realty Trust	58,706	527,767
National Health Investors	38,700	1,887,786
Summit Hotel Properties	25,000	189,500

		7,007,350

Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings	48,600	656,100

Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial	27,000	320,220
Genworth MI Canada	36,318	805,772
TrustCo Bank Corp NY	66,936	382,205

		1,508,197

Total		109,765,249

Health Care – 4.2%

Health Care Equipment & Supplies - 0.5%
Atrion Corporation	7,400	1,555,554
Carl Zeiss Meditec	9,500	230,597

		1,786,151

Health Care Providers & Services - 3.2%
Chemed Corporation	49,454	3,099,777
Landauer	41,100	2,179,122
MEDNAX [2]	29,500	2,193,915
OdontoPrev	12,800	217,371
Owens & Minor	101,500	3,086,615

		10,776,800

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	48,900	374,192
Boiron	1,500	50,794
Hikma Pharmaceuticals	11,000	119,467
Recordati	20,000	152,042
Santen Pharmaceutical	18,100	773,027

		1,469,522

Total		14,032,473

Industrials – 23.4%
Aerospace & Defense - 1.0%
Cubic Corporation	47,069	2,225,422
Ducommun [2]	6,600	78,540
HEICO Corporation Cl. A	23,125	928,469

		3,232,431

Air Freight & Logistics - 1.0%
Forward Air	88,000	3,226,960
Pacer International [2]	8,000	50,560
UTi Worldwide	16,700	287,741

		3,565,261

Building Products - 1.0%
AAON	78,350	1,581,887
American Woodmark [2]	3,700	66,600
Geberit	1,000	209,261
Insteel Industries	72,000	874,800
TOTO	74,000	556,989
WaterFurnace Renewable Energy	6,000	121,991

		3,411,528

Commercial Services & Supplies - 2.0%
Brink’s Company (The)	76,900	1,835,603
CompX International Cl. A	25,800	358,878
Interface Cl. A	8,000	111,600
Mine Safety Appliances	35,000	1,437,800
Ritchie Bros. Auctioneers	88,900	2,112,264
Societe BIC	6,600	662,294
US Ecology	7,700	167,398

		6,685,837

Construction & Engineering - 0.2%
Jacobs Engineering Group [2]	12,000	532,440
Raubex Group	135,000	228,783

		761,223

Electrical Equipment - 2.8%
AZZ	51,600	2,664,624
Brady Corporation Cl. A	54,300	1,756,605
Franklin Electric	6,000	294,420
Hubbell Cl. B	36,700	2,883,886
LSI Industries	33,200	243,356
Preformed Line Products	13,100	858,050
Regal-Beloit	11,400	747,270

		9,448,211

Industrial Conglomerates - 0.2%
Raven Industries	9,600	585,696

Machinery - 10.7%
Burckhardt Compression Holding	1,600	438,684
CLARCOR	45,300	2,223,777
Donaldson Company	80,800	2,886,984
Flowserve Corporation	7,900	912,529
Foster (L.B.) Company Cl. A	110,500	3,150,355
Gardner Denver	16,000	1,008,320
Graco	64,000	3,395,840
Kaydon Corporation	45,500	1,160,705
Kennametal	129,510	5,767,080
Lincoln Electric Holdings	59,300	2,687,476
Lindsay Corporation	32,800	2,173,656
Met-Pro Corporation	62,000	654,720
Nordson Corporation	15,400	839,454
Pall Corporation	9,900	590,337
Pfeiffer Vacuum Technology	13,500	1,529,520
Rational	1,000	233,864
Semperit AG Holding	12,000	514,381
Spirax-Sarco Engineering	36,500	1,219,596
Tennant Company	18,400	809,600
Valmont Industries	33,900	3,980,199

		36,177,077

Professional Services - 1.7%
Corporate Executive Board	3,900	167,739
Kelly Services Cl. A	39,200	626,808
ManpowerGroup	55,300	2,619,561
Michael Page International	36,000	276,394
Towers Watson & Company Cl. A	32,900	2,173,703

		5,864,205

Road & Rail - 1.4%
Arkansas Best	49,600	932,976
Landstar System	66,300	3,826,836

		4,759,812

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies	86,906	3,574,444
Houston Wire & Cable	37,700	523,653

		4,098,097

Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte
ADR	14,600	232,724
Grupo Aeroportuario del Pacifico ADR	11,500	418,370

		651,094

Total		79,240,472

Information Technology – 8.6%
Communications Equipment - 0.4%
ADTRAN	3,300	102,927
Communications Systems	7,066	92,776
Plantronics	22,003	885,841
Tellabs	84,500	342,225

		1,423,769

Computers & Peripherals - 0.2%
Diebold	13,800	531,576

Electronic Equipment, Instruments & Components - 6.5%
Amphenol Corporation Cl. A	47,100	2,815,167
AVX Corporation	152,300	2,019,498
Cognex Corporation	78,700	3,333,732
DDi Corporation	140,546	1,714,661
Domino Printing Sciences	36,000	321,308
Electro Rent	15,900	292,719
FLIR Systems	53,200	1,346,492
Littelfuse	52,846	3,313,444
Mesa Laboratories	1,000	49,320
Molex	91,000	2,558,920
Molex Cl. A	36,538	856,816
MTS Systems	21,300	1,130,817
National Instruments	78,500	2,238,820
Vaisala Cl. A	3,300	70,420

		22,062,134

IT Services - 0.9%
CoreLogic [2]	9,300	151,776
Jack Henry & Associates	9,700	330,964
ManTech International Cl. A	44,789	1,543,429
MAXIMUS	9,521	387,219
Total System Services	29,825	688,063

		3,101,451

Semiconductors & Semiconductor Equipment - 0.6%
Aixtron ADR	15,000	259,950
Teradyne [2]	94,100	1,589,349

		1,849,299

Total		28,968,229

Materials – 8.7%
Chemicals - 2.9%
Balchem Corporation	50,150	1,517,038
Cabot Corporation	15,000	640,200
International Flavors & Fragrances	27,100	1,588,060
Quaker Chemical	72,000	2,840,400
Stepan Company	31,300	2,748,140
Victrex	7,500	161,949
Westlake Chemical	4,300	278,597

		9,774,384

Containers & Packaging - 1.6%
AptarGroup	45,200	2,475,604
Greif Cl. A	55,500	3,103,560

		5,579,164

Metals & Mining - 4.1%
Allegheny Technologies	13,000	535,210
Aquarius Platinum	81,500	185,110
Commercial Metals	18,700	277,134
Compass Minerals International	26,100	1,872,414
Endeavour Mining [2]	90,000	201,213
Fresnillo	18,000	460,081
Kingsgate Consolidated	33,000	218,772
Major Drilling Group International	88,000	1,460,123
Nucor Corporation	84,600	3,633,570
Reliance Steel & Aluminum	16,000	903,680
Schnitzer Steel Industries Cl. A	12,400	494,698
Sims Metal Management ADR	96,000	1,465,920
Steel Dynamics	21,000	305,340
Worthington Industries	101,800	1,952,524

		13,965,789

Paper & Forest Products - 0.1%
China Forestry Holdings [6]	920,000	69,898
Duratex	16,489	103,968

		173,866

Total		29,493,203

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Citic Telecom International Holdings	551,000	109,270

Total		109,270

Utilities – 0.0%
Electric Utilities - 0.0%
Northeast Utilities	4,100	152,192

Total		152,192

Miscellaneous[5] – 0.4%
Total		1,407,031

TOTAL COMMON STOCKS
(Cost $293,213,143)		322,507,451

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $14,423,012 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/29/12, valued at
$14,715,000)
(Cost $14,423,000)		14,423,000

TOTAL INVESTMENTS – 99.6%
(Cost $307,636,143)		336,930,451

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		1,364,137

NET ASSETS – 100.0%		$338,294,588

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Consumer Discretionary – 10.6%
Auto Components - 3.0%
Autoliv	5,200	$348,660

Automobiles - 1.2%
Thor Industries	4,600	145,176

Household Durables - 1.2%
Garmin	2,900	136,155

Specialty Retail - 3.1%
Ascena Retail Group [2]	6,100	270,352
GameStop Corporation Cl. A	4,600	100,464

		370,816

Textiles, Apparel & Luxury Goods - 2.1%
Gildan Activewear	9,000	247,950

Total		1,248,757

Consumer Staples – 0.8%
Food Products - 0.8%
Sanderson Farms	1,700	90,151

Total		90,151

Energy – 10.8%
Energy Equipment & Services - 10.8%
C&J Energy Services [2]	16,500	293,535
Ensco ADR	5,810	307,523
Helmerich & Payne	3,600	194,220
Pason Systems	12,000	168,911
Trican Well Service	15,100	221,781
Unit Corporation [2]	1,900	81,244

Total		1,267,214

Financials – 10.8%
Capital Markets - 10.8%
Affiliated Managers Group [2]	3,500	391,335
Ashmore Group	51,600	303,313
Partners Group Holding	500	97,541
Sprott	39,700	246,769
Value Partners Group	384,000	232,411

Total		1,271,369

Health Care – 3.8%
Biotechnology - 2.6%
Myriad Genetics [2]	13,100	309,946

Health Care Providers & Services - 1.2%
Schein (Henry) [2]	1,800	136,224

Total		446,170

Industrials – 14.3%
Construction & Engineering - 2.5%
Jacobs Engineering Group [2]	6,700	297,279

Electrical Equipment - 2.1%
Hubbell Cl. B	3,100	243,598

Machinery - 9.7%
Kennametal	6,100	271,633
Lincoln Electric Holdings	5,300	240,196
Semperit AG Holding	8,200	351,494
Valmont Industries	2,425	284,719

		1,148,042

Total		1,688,919

Information Technology – 23.2%
Computers & Peripherals - 4.5%
SanDisk Corporation [2]	2,000	99,180
Western Digital [2]	10,300	426,317

		525,497

Electronic Equipment, Instruments & Components - 4.0%
Arrow Electronics [2]	2,900	121,713
Avnet [2]	6,000	218,340
AVX Corporation	4,100	54,366
FEI Company [2]	1,600	78,576

		472,995

Semiconductors & Semiconductor Equipment - 13.7%
Analog Devices	11,800	476,720
International Rectifier [2]	17,942	413,922
Lam Research [2]	6,700	298,954
Teradyne [2]	16,150	272,773
Veeco Instruments [2]	5,100	145,860

		1,608,229

Software - 1.0%
SimCorp	700	122,323

Total		2,729,044

Materials – 22.5%
Chemicals - 5.1%
LSB Industries [2]	4,300	167,356
Westlake Chemical	6,800	440,572

		607,928

Metals & Mining - 16.1%
Allied Nevada Gold [2]	12,500	406,625
Globe Specialty Metals	25,100	373,237
Hochschild Mining	21,300	158,150
Pan American Silver	7,000	154,420
Pretium Resources [2]	6,000	85,740
Reliance Steel & Aluminum	6,100	344,528
Schnitzer Steel Industries Cl. A	1,900	75,801
Seabridge Gold [2]	9,700	194,873
Silver Standard Resources [2]	6,700	100,768

		1,894,142

Paper & Forest Products - 1.3%
Stella-Jones	3,625	153,366

Total		2,655,436

TOTAL COMMON STOCKS
(Cost $11,308,071)		11,397,060

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $726,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.18% due 11/23/12, valued at $745,000)
(Cost $726,000)		726,000

TOTAL INVESTMENTS – 103.0%
(Cost $12,034,071)		12,123,060

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.0)%		(350,230)

NET ASSETS – 100.0%		$11,772,830

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Consumer Discretionary – 4.8%
Automobiles - 1.0%
Thor Industries	3,000	$94,680

Specialty Retail - 3.8%
Buckle (The)	3,500	167,650
GameStop Corporation Cl. A	9,000	196,560

		364,210

Total		458,890

Consumer Staples – 3.1%
Food Products - 3.1%
Cal-Maine Foods	2,500	95,650
Industrias Bachoco ADR	4,500	94,770
Sanderson Farms	2,000	106,060

Total		296,480

Energy – 12.8%
Energy Equipment & Services - 9.6%
C&J Energy Services [2]	6,000	106,740
Ensco ADR	3,500	185,255
Helmerich & Payne	3,500	188,825
Pason Systems	10,000	140,759
Trican Well Service	14,000	205,624
Unit Corporation [2]	2,000	85,520

		912,723

Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil	3,500	303,555

Total		1,216,278

Financials – 19.0%
Capital Markets - 14.4%
Affiliated Managers Group [2]	1,200	134,172
Ashmore Group	30,000	176,345
Franklin Resources	2,800	347,284
Knight Capital Group Cl. A [2]	8,000	102,960
Partners Group Holding	700	136,557
Sprott	25,000	155,396
U.S. Global Investors Cl. A	18,000	130,500
Value Partners Group	300,000	181,571

		1,364,785

Insurance - 3.4%
Berkshire Hathaway Cl. B [2]	4,000	324,600

Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings	8,000	108,000

Total		1,797,385

Health Care – 1.9%
Biotechnology - 1.9%
Myriad Genetics [2]	7,500	177,450

Total		177,450

Industrials – 3.4%
Construction & Engineering - 1.9%
Jacobs Engineering Group [2]	4,000	177,480

Road & Rail - 1.5%
Patriot Transportation Holding [2]	6,000	139,740

Total		317,220

Information Technology – 22.5%
Computers & Peripherals - 8.4%
Apple [2]	500	299,735
SanDisk Corporation [2]	3,000	148,770
Western Digital [2]	8,500	351,815

		800,320

Semiconductors & Semiconductor Equipment - 10.7%
Aixtron ADR	7,500	129,975
Analog Devices	8,500	343,400
MKS Instruments	8,000	236,240
Teradyne [2]	12,000	202,680
Veeco Instruments [2]	3,500	100,100

		1,012,395

Software - 3.4%
Microsoft Corporation	10,000	322,500

Total		2,135,215

Materials – 27.2%
Chemicals - 5.0%
LSB Industries [2]	5,000	194,600
Mosaic Company (The)	5,000	276,450

		471,050

Metals & Mining - 22.2%
Allied Nevada Gold [2]	7,500	243,975
Fresnillo	4,000	102,240
Globe Specialty Metals	10,000	148,700
Horsehead Holding Corporation [2]	10,000	113,900
Kirkland Lake Gold [2]	7,000	101,198
Major Drilling Group International	12,500	207,404
Newmont Mining	4,500	230,715
Nucor Corporation	3,000	128,850
Pan American Silver	9,000	198,540
Pretium Resources [2]	6,000	85,740
Reliance Steel & Aluminum	4,000	225,920
Schnitzer Steel Industries Cl. A	4,000	159,580
Seabridge Gold [2]	8,000	160,720

		2,107,482

Total		2,578,532

Miscellaneous[5] – 0.9%
Total		87,374

TOTAL COMMON STOCKS
(Cost $7,729,068)		9,064,824

FIXED INCOME – 1.5%
Government Bonds – 1.5%
ProShares UltraShort 20+ Year Treasury	7,000	143,150

Total		143,150

TOTAL FIXED INCOME
(Cost $185,658)		143,150

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $277,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/29/12, valued at $285,000)
(Cost $277,000)		277,000

TOTAL INVESTMENTS – 100.0%
(Cost $8,191,726)		9,484,974

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(1,494)

NET ASSETS – 100.0%		$9,483,480

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.2%

Consumer Discretionary – 6.6%
Household Durables - 4.6%
Hunter Douglas	400	$17,338
NVR [2]	100	72,633

		89,971

Media - 2.0%
Morningstar	600	37,830

Total		127,801

Energy – 2.6%
Energy Equipment & Services - 2.6%
Ensco ADR	500	26,465
Schlumberger	360	25,175

Total		51,640

Financials – 33.2%
Capital Markets - 23.4%
AllianceBernstein Holding L.P.	4,000	62,440
Ashmore Group	8,000	47,025
Bank of New York Mellon (The)	1,400	33,782
Bank Sarasin & Co. Cl. B [2]	514	16,114
Citadel Capital [2]	16,000	8,027
Egyptian Financial Group-Hermes Holding
Company [2]	4,375	9,684
Jupiter Fund Management	7,200	28,664
Northern Trust	900	42,705
SEI Investments	1,500	31,035
SHUAA Capital [2]	100,000	23,360
State Street	900	40,950
Value Partners Group	110,000	66,576
WisdomTree Investments [2]	5,600	46,872

		457,234

Diversified Financial Services - 4.2%
FX Alliance [2]	3,100	48,608
Moody’s Corporation	800	33,680

		82,288

Insurance - 5.6%
Alleghany Corporation [2]	102	33,568
E-L Financial	60	23,460
Marsh & McLennan	1,600	52,464

		109,492

Total		649,014

Health Care – 0.5%
Pharmaceuticals - 0.5%
Adcock Ingram Holdings	1,300	9,948

Total		9,948

Industrials – 30.1%
Building Products - 0.9%
Ameresco Cl. A [2]	1,300	17,615

Commercial Services & Supplies - 3.5%
Brink’s Company (The)	1,100	26,257
Ritchie Bros. Auctioneers	1,800	42,768

		69,025

Construction & Engineering - 3.6%
EMCOR Group	800	22,176
Fluor Corporation	800	48,032

		70,208

Electrical Equipment - 1.2%
GrafTech International [2]	2,050	24,477

Machinery - 8.9%
Foster (L.B.) Company Cl. A	800	22,808
Graco	1,000	53,060
Spirax-Sarco Engineering	800	26,731
Valmont Industries	600	70,446

		173,045

Professional Services - 6.8%
Advisory Board (The) [2]	500	44,310
ManpowerGroup	700	33,159
Verisk Analytics Cl. A [2]	1,170	54,955

		132,424

Road & Rail - 3.8%
Landstar System	800	46,176
Patriot Transportation Holding [2]	1,200	27,948

		74,124

Trading Companies & Distributors - 1.4%
Air Lease Cl. A [2]	1,100	26,477

Total		587,395

Information Technology – 14.5%
Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corporation Cl. A	300	17,931
Anixter International [2]	500	36,265
IPG Photonics [2]	1,100	57,255

		111,451

IT Services - 6.0%
MasterCard Cl. A	100	42,054
MoneyGram International [2]	2,100	37,800
Western Union	2,100	36,960

		116,814

Software - 2.8%
ANSYS [2]	600	39,012
Microsoft Corporation	500	16,125

		55,137

Total		283,402

Materials – 11.7%
Chemicals - 3.3%
Airgas	400	35,588
Sigma-Aldrich Corporation	400	29,224

		64,812

Containers & Packaging - 6.2%
Greif Cl. A	700	39,144
Mayr-Melnhof Karton	800	80,555

		119,699

Metals & Mining - 2.2%
Nucor Corporation	1,000	42,950

Total		227,461

TOTAL COMMON STOCKS
(Cost $1,691,145)		1,936,661

TOTAL INVESTMENTS – 99.2%
(Cost $1,691,145)		1,936,661

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.8%		16,036

NET ASSETS – 100.0%		$1,952,697

SCHEDULES OF INVESTMENTS
ROYCE MID-CAP FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Consumer Discretionary – 15.7%
Auto Components - 2.2%
Autoliv	2,100	$140,805

Multiline Retail - 1.1%
Dollar Tree [2]	700	66,143

Specialty Retail - 9.5%
American Eagle Outfitters	4,600	79,074
Chico’s FAS	8,300	125,330
GameStop Corporation Cl. A	4,350	95,004
GUESS?	2,100	65,625
Staples	14,200	229,756

		594,789

Textiles, Apparel & Luxury Goods - 2.9%
Gildan Activewear	2,000	55,100
Warnaco Group (The) [2]	2,200	128,480

		183,580

Total		985,317

Consumer Staples – 0.8%
Food Products - 0.8%
J.M. Smucker Company (The)	600	48,816

Total		48,816

Energy – 10.0%
Energy Equipment & Services - 7.1%
C&J Energy Services [2]	2,000	35,580
Ensco ADR	2,150	113,800
Helmerich & Payne	2,600	140,270
Trican Well Service	10,650	156,421

		446,071

Oil, Gas & Consumable Fuels - 2.9%
QEP Resources	3,600	109,800
Whiting Petroleum [2]	1,400	76,020

		185,820

Total		631,891

Financials – 11.3%
Capital Markets - 11.3%
Affiliated Managers Group [2]	1,400	156,534
Ashmore Group	24,500	144,015
Partners Group Holding	425	82,910
T. Rowe Price Group	1,950	127,335
TD AMERITRADE Holding Corporation	6,900	136,206
Waddell & Reed Financial Cl. A	2,000	64,820

Total		711,820

Health Care – 7.1%
Biotechnology - 4.0%
Biogen Idec [2]	700	88,179
Cubist Pharmaceuticals [2]	1,800	77,850
Myriad Genetics [2]	3,700	87,542

		253,571

Health Care Equipment & Supplies - 1.0%
C.R. Bard	650	64,168

Pharmaceuticals - 2.1%
Medicines Company (The) [2]	4,000	80,280
UCB	1,100	47,460

		127,740

Total		445,479

Industrials – 9.8%
Aerospace & Defense - 1.3%
Rockwell Collins	1,400	80,584

Construction & Engineering - 1.6%
Jacobs Engineering Group [2]	2,200	97,614

Electrical Equipment - 2.2%
Regal-Beloit	2,150	140,932

Machinery - 4.7%
Flowserve Corporation	750	86,633
Gardner Denver	1,350	85,077
Parker Hannifin	1,500	126,825

		298,535

Total		617,665

Information Technology – 21.4%
Computers & Peripherals - 7.1%
SanDisk Corporation [2]	4,500	223,155
Western Digital [2]	5,350	221,436

		444,591

Semiconductors & Semiconductor Equipment - 12.3%
Analog Devices	4,900	197,960
Lam Research [2]	4,000	178,480
LSI Corporation [2]	24,150	209,622
Teradyne [2]	11,000	185,790

		771,852

Software - 2.0%
CA	4,700	129,532

Total		1,345,975

Materials – 19.5%
Chemicals - 5.5%
Agrium	1,900	164,103
CF Industries Holdings	300	54,795
Methanex Corporation	4,000	129,720

		348,618

Metals & Mining - 14.0%
Agnico-Eagle Mines	1,400	46,732
Alamos Gold	2,800	51,399
Allegheny Technologies	4,600	189,382
Allied Nevada Gold [2]	5,200	169,156
Cliffs Natural Resources	900	62,334
IAMGOLD Corporation	4,500	59,805
Kinross Gold	4,000	39,160
Pan American Silver	3,100	68,386
Reliance Steel & Aluminum	3,450	194,856

		881,210

Total		1,229,828

Miscellaneous[5] – 0.7%
Total		44,100

TOTAL COMMON STOCKS
(Cost $5,473,923)		6,060,891

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $230,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.18% due 11/23/12, valued at $235,000)
(Cost $230,000)		230,000

TOTAL INVESTMENTS – 100.0%
(Cost $5,703,923)		6,290,891

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.0%		670

NET ASSETS – 100.0%		$6,291,561

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.9%

Consumer Discretionary – 29.0%
Distributors - 2.0%
Genuine Parts	20,395	$1,279,786

Leisure Equipment & Products - 3.1%
Mattel	56,930	1,916,264

Media - 3.2%
Scripps Networks Interactive Cl. A	41,430	2,017,227

Multiline Retail - 6.3%
Kohl’s Corporation	40,715	2,036,971
Nordstrom	33,740	1,879,993

		3,916,964

Specialty Retail - 14.1%
Bed Bath & Beyond [2]	29,920	1,967,838
Gap (The)	72,700	1,900,378
Home Depot (The)	30,255	1,522,129
Limited Brands	28,625	1,374,000
Staples	130,100	2,105,018

		8,869,363

Textiles, Apparel & Luxury Goods - 0.3%
VF Corporation	1,300	189,774

Total		18,189,378

Consumer Staples – 7.0%
Food & Staples Retailing - 3.2%
Walgreen Company	60,160	2,014,758

Food Products - 2.9%
Hormel Foods	61,450	1,814,004

Household Products - 0.9%
Church & Dwight	2,560	125,927
Colgate-Palmolive	1,550	151,559
Kimberly-Clark	3,645	269,329

		546,815

Total		4,375,577

Energy – 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Occidental Petroleum	20,000	1,904,600

Total		1,904,600

Health Care – 13.6%
Health Care Equipment & Supplies - 8.6%
C.R. Bard	19,695	1,944,290
Medtronic	46,255	1,812,734
Stryker Corporation	29,130	1,616,132

		5,373,156

Health Care Providers & Services - 2.4%
Quest Diagnostics	24,635	1,506,430

Pharmaceuticals - 2.6%
Johnson & Johnson	25,210	1,662,852

Total		8,542,438

Industrials – 17.6%
Aerospace & Defense - 5.7%
Raytheon Company	33,630	1,774,991
United Technologies	21,410	1,775,746

		3,550,737

Electrical Equipment - 3.4%
Emerson Electric	40,770	2,127,379

Industrial Conglomerates - 2.7%
3M	19,180	1,711,048

Machinery - 4.7%
Dover Corporation	25,035	1,575,703
Illinois Tool Works	24,480	1,398,297

		2,974,000

Trading Companies & Distributors - 1.1%
Grainger (W.W.)	3,175	682,022

Total		11,045,186

Information Technology – 22.7%
Communications Equipment - 3.1%
Cisco Systems	92,170	1,949,396

Electronic Equipment, Instruments & Components - 4.2%
Molex Cl. A	110,345	2,587,590

IT Services - 0.5%
Automatic Data Processing	50	2,760
International Business Machines	1,565	326,537

		329,297

Semiconductors & Semiconductor Equipment - 11.6%
Analog Devices	48,870	1,974,348
Applied Materials	144,665	1,799,633
Intel Corporation	67,045	1,884,635
Texas Instruments	48,550	1,631,765

		7,290,381

Software - 3.3%
Microsoft Corporation	63,565	2,049,971

Total		14,206,635

TOTAL COMMON STOCKS
(Cost $52,407,910)		58,263,814

REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $4,877,004 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at
$4,974,750)
(Cost $4,877,000)		4,877,000

TOTAL INVESTMENTS – 100.7%
(Cost $57,284,910)		63,140,814

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(414,774)

NET ASSETS – 100.0%		$62,726,040

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Australia – 1.4%
Allied Gold Mining [2]	35,000	$66,619
Centamin [2]	150,000	164,949

Total		231,568

Austria – 5.9%
Mayr-Melnhof Karton	5,000	503,471
Semperit AG Holding	11,500	492,949

Total		996,420

Belgium – 4.1%
EVS Broadcast Equipment	2,500	129,635
GIMV	3,900	198,955
Sipef	3,900	367,065

Total		695,655

Denmark – 2.0%
H. Lundbeck	3,700	74,139
SimCorp	1,500	262,120

Total		336,259

Finland – 1.0%
Vaisala Cl. A	8,286	176,817

Total		176,817

France – 15.2%
Altamir Amboise [2]	20,000	196,587
Alten	3,500	111,470
Audika Groupe	7,000	121,087
Beneteau	18,000	218,460
bioMerieux	2,500	196,954
Boiron	9,000	304,764
Ipsen	6,000	164,045
Manutan International	3,000	142,039
Parrot [2]	10,500	290,020
Piscines Desjoyaux	15,000	117,232
Societe Internationale de Plantations
d’Heveas	2,000	220,727
Vetoquinol	9,000	273,675
Virbac	1,400	222,568

Total		2,579,628

Germany – 17.4%
Aixtron	9,000	156,763
Carl Zeiss Meditec	16,500	400,510
Fuchs Petrolub	7,500	395,109
KWS Saat	1,200	270,474
Nemetschek	5,500	227,799
Pfeiffer Vacuum Technology	3,500	396,543
PUMA	900	321,448
Rational	1,000	233,864
SMA Solar Technology	2,700	122,362
Takkt	27,500	425,450

Total		2,950,322

Greece – 0.8%
JUMBO	30,000	146,440

Total		146,440

Italy – 4.6%
Azimut Holding	18,200	197,706
DiaSorin	5,000	145,707
Geox	40,000	130,703
Recordati	40,000	304,083

Total		778,199

Netherlands – 1.1%
ASM International	5,000	192,386

Total		192,386

Norway – 3.5%
Ekornes	18,700	325,089
Marine Harvest [2]	115,000	59,370
TGS-NOPEC Geophysical	7,400	202,843

Total		587,302

South Africa – 4.0%
Adcock Ingram Holdings	27,500	210,436
Lewis Group	25,000	248,338
Raubex Group	130,000	220,310

Total		679,084

Spain – 1.4%
Almirall	27,900	242,983

Total		242,983

Switzerland – 12.3%
Bank Sarasin & Co. Cl. B [2]	5,500	172,427
Banque Privee Edmond de Rothschild	5	130,331
Belimo Holding	30	57,959
Burckhardt Compression Holding	1,550	424,975
Inficon Holding	1,000	221,557
Logitech International [2]	22,500	175,474
Partners Group Holding	1,600	312,131
Sika	55	119,054
Sonova Holding	600	66,667
Sulzer	1,600	227,407
VZ Holding	1,500	171,153

Total		2,079,135

Turkey – 1.7%
Mardin Cimento Sanayii	76,600	293,111

Total		293,111

United Arab Emirates – 2.5%
Lamprell	76,900	421,527

Total		421,527

United Kingdom – 18.2%
Ashmore Group	65,000	382,081
Diploma	35,000	251,922
Domino Printing Sciences	15,000	133,878
EnQuest [2]	135,000	272,291
Hochschild Mining	56,000	415,793
JKX Oil & Gas [2]	25,000	63,980
Jupiter Fund Management	125,000	497,645
Keller Group	20,000	141,076
Michael Page International	10,000	76,776
Rotork	6,000	196,642
Severfield-Rowen	67,500	194,609
Spirax-Sarco Engineering	9,700	324,112
Victrex	6,000	129,560

Total		3,080,365

TOTAL COMMON STOCKS
(Cost $16,479,511)		16,467,201

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $540,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at $552,750)
(Cost $540,000)		540,000

TOTAL INVESTMENTS – 100.3%
(Cost $17,019,511)		17,007,201

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(58,282)

NET ASSETS – 100.0%		$16,948,919

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Australia – 3.7%
Centamin [2]	2,975,000	$3,310,693
CGA Mining [2]	1,500,000	2,962,554
Medusa Mining	1,172,701	6,122,300

Total		12,395,547

Austria – 6.2%
Mayr-Melnhof Karton	102,500	10,321,168
Semperit AG Holding	243,000	10,416,221

Total		20,737,389

Belgium – 2.3%
GIMV	45,000	2,295,631
Sipef	57,300	5,393,029

Total		7,688,660

Brazil – 1.1%
Tegma Gestao Logistica	220,000	3,674,601

Total		3,674,601

Canada – 10.3%
Aurizon Mines [2]	600,000	2,904,000
Major Drilling Group International	250,000	4,148,077
Pan American Silver	250,000	5,515,000
Pason Systems	300,000	4,222,768
Seabridge Gold [2]	178,100	3,578,029
Sprott	936,700	5,822,387
Trican Well Service	569,000	8,357,161

Total		34,547,422

China – 2.0%
China Forestry Holdings [6]	3,300,000	250,723
E-House China Holdings ADR	750,000	4,350,000
Li Ning	2,130,000	2,265,622

Total		6,866,345

Denmark – 1.0%
SimCorp	20,000	3,494,937

Total		3,494,937

Egypt – 0.4%
Citadel Capital [2]	2,500,000	1,254,139

Total		1,254,139

France – 2.3%
Boiron	85,000	2,878,324
Societe Internationale de Plantations
d’Heveas	43,000	4,745,637

Total		7,623,961

Germany – 6.9%
Aixtron	175,000	3,048,170
Carl Zeiss Meditec	259,000	6,286,793
Fuchs Petrolub	70,000	3,687,680
Pfeiffer Vacuum Technology	65,000	7,364,356
SMA Solar Technology	60,000	2,719,147

Total		23,106,146

Hong Kong – 5.5%
Asian Citrus Holdings	6,627,000	4,522,938
Luk Fook Holdings (International)	1,200,000	3,639,150
Value Partners Group	16,667,000	10,087,489

Total		18,249,577

India – 2.8%
Graphite India	2,500,000	4,112,278
Maharashtra Seamless	702,000	5,374,031

Total		9,486,309

Italy – 1.5%
Recordati	650,000	4,941,357

Total		4,941,357

Japan – 8.4%
FamilyMart	180,000	7,611,453
Moshi Moshi Hotline	524,200	5,237,567
Santen Pharmaceutical	198,200	8,464,867
USS	67,500	6,842,153

Total		28,156,040

Mexico – 0.4%
Industrias Bachoco ADR	70,000	1,474,200

Total		1,474,200

Norway – 2.9%
Ekornes	220,000	3,824,575
TGS-NOPEC Geophysical	210,000	5,756,355

Total		9,580,930

South Africa – 4.1%
Adcock Ingram Holdings	422,500	3,233,053
Lewis Group	394,200	3,915,792
Northam Platinum	500,000	2,223,960
Raubex Group	2,500,000	4,236,736

Total		13,609,541

South Korea – 1.7%
MegaStudy	55,000	5,669,653

Total		5,669,653

Sweden – 1.3%
Autoliv	65,000	4,358,250

Total		4,358,250

Switzerland – 3.6%
Burckhardt Compression Holding	21,000	5,757,727
Partners Group Holding	22,000	4,291,791
Sika	1,000	2,164,617

Total		12,214,135

Turkey – 1.4%
Mardin Cimento Sanayii	1,200,000	4,591,819

Total		4,591,819

United Arab Emirates – 2.2%
Lamprell	1,350,000	7,400,011

Total		7,400,011

United Kingdom – 10.4%
Ashmore Group	1,400,400	8,231,784
Domino Printing Sciences	200,000	1,785,043
Hochschild Mining	960,000	7,127,888
Jupiter Fund Management	2,524,500	10,050,433
Spirax-Sarco Engineering	120,000	4,009,629
Victrex	160,000	3,454,922

Total		34,659,699

United States – 11.2%
Allied Nevada Gold [2]	249,000	8,099,970
Helmerich & Payne	100,000	5,395,000
Jacobs Engineering Group [2]	40,000	1,774,800
Lam Research [2]	85,000	3,792,700
Lincoln Electric Holdings	20,000	906,400
Nu Skin Enterprises Cl. A	59,500	3,445,645
Teradyne [2]	385,000	6,502,650
Veeco Instruments [2]	140,000	4,004,000
Western Digital [2]	90,000	3,725,100

Total		37,646,265

TOTAL COMMON STOCKS
(Cost $362,247,455)		313,426,933

REPURCHASE AGREEMENT – 6.6%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $22,089,018 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 1/9/13, valued at
$22,531,846)
(Cost $22,089,000)		22,089,000

TOTAL INVESTMENTS – 100.2%
(Cost $384,336,455)		335,515,933

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(734,878)

NET ASSETS – 100.0%		$334,781,055

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Australia – 3.2%
Allied Gold Mining [2]	50,000	$95,170
Centamin [2]	65,000	72,334
CGA Mining [2]	75,000	148,128
Medusa Mining	42,500	221,879
Regis Resources [2]	40,000	169,051
Saracen Mineral Holdings [2]	175,000	101,513

Total		808,075

Austria – 2.6%
Mayr-Melnhof Karton	3,000	302,083
Semperit AG Holding	8,500	364,353

Total		666,436

Belgium – 1.9%
EVS Broadcast Equipment	3,000	155,563
GIMV	3,500	178,549
Sipef	1,500	141,179

Total		475,291

Brazil – 3.5%
Duratex	37,500	236,448
Eternit	35,000	177,162
Grendene	50,000	271,166
Tegma Gestao Logistica	12,000	200,433

Total		885,209

Canada – 5.9%
Alexco Resource [2]	20,000	139,600
Aurizon Mines [2]	27,500	133,100
Ensign Energy Services	8,000	119,585
Gildan Activewear	7,600	209,380
Gluskin Sheff + Associates	7,000	104,567
Major Drilling Group International	14,000	232,292
Ritchie Bros. Auctioneers	3,500	83,160
Seabridge Gold [2]	4,000	80,360
ShawCor Cl. A	2,300	72,405
Sprott	25,000	155,396
Trican Well Service	12,500	183,593

Total		1,513,438

Cayman Islands – 1.0%
Greenlight Capital Re Cl. A [2]	10,000	246,300

Total		246,300

China – 2.2%
Anta Sports Products	130,000	135,599
China Forestry Holdings [6]	201,000	15,271
Daphne International Holdings	125,000	170,304
E-House China Holdings ADR	36,500	211,700
Minth Group	28,000	32,451

Total		565,325

Denmark – 1.4%
SimCorp	2,000	349,494

Total		349,494

Finland – 0.3%
Marimekko	4,000	72,020

Total		72,020

France – 8.5%
Altamir Amboise [2]	12,500	122,867
Alten	3,000	95,546
Audika Groupe	5,000	86,491
Beneteau	14,000	169,913
bioMerieux	2,000	157,563
Boiron	5,500	186,245
Ipsen	4,500	123,034
Manutan International	3,500	165,712
Paris Orleans	5,000	113,298
Parrot [2]	7,000	193,347
Piscines Desjoyaux	10,000	78,155
Societe BIC	700	70,243
Societe Internationale de Plantations
d’Heveas	2,500	275,909
Vetoquinol	7,000	212,858
Virbac	750	119,233

Total		2,170,414

Germany – 6.8%
Carl Zeiss Meditec	12,500	303,417
Fuchs Petrolub	5,000	263,406
KWS Saat	600	135,237
Nemetschek	2,000	82,836
Pfeiffer Vacuum Technology	3,000	339,893
PUMA	615	219,656
SMA Solar Technology	2,700	122,362
STRATEC Biomedical	2,500	103,362
Takkt	10,000	154,709

Total		1,724,878

Greece – 0.4%
JUMBO	20,000	97,627

Total		97,627

Hong Kong – 7.9%
Asia Satellite Telecommunications
Holdings [6]	20,500	42,634
Asian Citrus Holdings	200,000	136,500
ASM Pacific Technology	8,000	116,412
Bosideng International Holdings	250,000	77,586
Esprit Holdings	75,000	150,666
Luk Fook Holdings (International)	40,000	121,305
Midland Holdings	225,000	117,925
New World Department Store China	250,000	160,967
Pacific Textiles Holdings	220,000	147,317
Pico Far East Holdings	300,000	67,606
Stella International Holdings	45,000	109,175
Texwinca Holdings	101,000	123,168
Value Partners Group	498,000	301,408
VTech Holdings	10,000	128,194
Xtep International Holdings	450,000	203,978

Total		2,004,841

India – 2.9%
AIA Engineering	20,000	144,077
Educomp Solutions	30,000	113,917
Graphite India	100,000	164,491
Maharashtra Seamless	27,500	210,521
Unichem Laboratories	40,000	105,565

Total		738,571

Italy – 2.2%
DiaSorin	6,000	174,848
Geox	35,000	114,365
Recordati	35,000	266,073

Total		555,286

Japan – 8.0%
BML	6,000	152,591
C. Uyemura & Co.	5,000	195,723
EPS	85	186,801
FamilyMart	7,500	317,144
Hisamitsu Pharmaceutical	2,800	132,778
Hogy Medical	3,500	156,246
Mandom Corporation	3,400	85,277
Moshi Moshi Hotline	25,000	249,789
Santen Pharmaceutical	7,500	320,315
USS	2,500	253,413

Total		2,050,077

Luxembourg – 0.2%
Reinet Investments [2]	2,300	42,638

Total		42,638

Malaysia – 0.7%
Padini Holdings	400,000	189,326

Total		189,326

Mexico – 1.1%
Grupo Herdez	80,000	165,705
Industrias Bachoco ADR	5,000	105,300

Total		271,005

Netherlands – 0.3%
Hunter Douglas	2,000	86,691

Total		86,691

Norway – 1.3%
Marine Harvest [2]	250,000	129,066
TGS-NOPEC Geophysical	7,500	205,584

Total		334,650

Poland – 1.0%
NG2	8,000	147,846
Warsaw Stock Exchange	9,000	118,701

Total		266,547

Russia – 0.5%
Globaltrans Investment GDR	7,000	119,700

Total		119,700

Singapore – 0.4%
ARA Asset Management	79,900	97,249

Total		97,249

South Africa – 4.9%
Adcock Ingram Holdings	27,500	210,435
ADvTECH	150,000	131,991
Bell Equipment [2]	50,000	166,210
Discovery Holdings	30,000	196,989
Lewis Group	20,000	198,670
Northam Platinum	40,000	177,917
Raubex Group	100,000	169,470

Total		1,251,682

South Korea – 3.2%
Binggrae	4,500	224,791
Green Cross	1,000	111,646
GS Home Shopping	1,000	99,201
MegaStudy	2,000	206,169
Woongjin Coway	5,000	165,924

Total		807,731

Spain – 0.7%
Almirall	20,200	175,923

Total		175,923

Sweden – 0.4%
Lundin Petroleum [2]	5,200	111,454

Total		111,454

Switzerland – 6.8%
Bank Sarasin & Co. Cl. B [2]	3,000	94,051
Banque Privee Edmond de Rothschild	3	78,199
Belimo Holding	50	96,599
Burckhardt Compression Holding	1,100	301,595
Lindt & Spruengli	3	111,648
Logitech International [2]	15,000	116,982
Partners Group Holding	1,200	234,097
Sika	43	93,079
Straumann Holding	300	51,047
Sulzer	2,000	284,259
Vontobel Holding	3,000	76,105
VZ Holding	1,800	205,384

Total		1,743,045

Turkey – 0.9%
Mardin Cimento Sanayii	50,000	191,326
Vestel Beyaz Esya Sanayi	35,500	44,218

Total		235,544

United Arab Emirates – 1.6%
Abu Dhabi National Hotels	130,000	70,433
Lamprell	60,000	328,889

Total		399,322

United Kingdom – 8.1%
Ashmore Group	55,000	323,299
EnQuest [2]	90,000	181,527
Hikma Pharmaceuticals	15,000	162,909
Hochschild Mining	35,000	259,871
Homeserve	40,000	149,393
JKX Oil & Gas [2]	20,000	51,184
Jupiter Fund Management	80,000	318,493
Michael Page International	9,800	75,241
Rotork	3,000	98,321
Severfield-Rowen	40,000	115,324
Spirax-Sarco Engineering	5,500	183,775
Victrex	7,500	161,950

Total		2,081,287

United States – 1.4%
FX Alliance [2]	17,500	274,400
WaterFurnace Renewable Energy	4,500	91,493

Total		365,893

TOTAL COMMON STOCKS
(Cost $22,543,503)		23,502,969

REPURCHASE AGREEMENT – 7.3%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $1,859,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/29/12, valued at
$1,900,000)
(Cost $1,859,000)		1,859,000

TOTAL INVESTMENTS – 99.5%
(Cost $24,402,503)		25,361,969

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.5%		136,056

NET ASSETS – 100.0%		$25,498,025

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Australia – 1.2%
Cochlear	300	$19,236
Industrea	13,000	13,803
Medusa Mining	8,000	41,765
Platinum Asset Management	3,000	12,616

Total		87,420

Austria – 2.4%
Mayr-Melnhof Karton	800	80,556
Semperit AG Holding	2,200	94,303

Total		174,859

Belgium – 1.2%
EVS Broadcast Equipment	600	31,113
Sipef	600	56,471

Total		87,584

Brazil – 1.6%
Eternit	6,000	30,370
Grendene	9,000	48,810
Tegma Gestao Logistica	2,500	41,757

Total		120,937

Canada – 4.7%
AGF Management Cl. B	800	12,416
Canadian Energy Services & Technology	1,200	14,136
E-L Financial	40	15,640
Major Drilling Group International	4,200	69,688
Pan American Silver	1,600	35,296
Pason Systems	1,000	14,076
Ritchie Bros. Auctioneers	3,200	76,032
ShawCor Cl. A	450	14,166
Sprott	4,500	27,971
Stella-Jones	800	33,846
Trican Well Service	2,000	29,375

Total		342,642

China – 2.0%
Anta Sports Products	15,000	15,646
Daphne International Holdings	39,000	53,135
E-House China Holdings ADR	8,500	49,300
Li Ning	30,000	31,910

Total		149,991

Denmark – 1.6%
H. Lundbeck	700	14,026
SimCorp	600	104,848

Total		118,874

Egypt – 1.0%
Egyptian Financial Group-Hermes Holding
Company [2]	21,875	48,422
Lecico Egypt	25,000	23,179

Total		71,601

Finland – 1.9%
CapMan Cl. B	10,000	14,004
Marimekko	1,500	27,007
Nokian Renkaat	600	29,240
Ponsse	3,500	37,577
Vaisala Cl. A	1,500	32,009

Total		139,837

France – 4.2%
Alten	1,200	38,219
Audika Groupe	1,000	17,298
bioMerieux	300	23,635
Ipsen	1,000	27,341
LaCie	7,500	34,309
Manutan International	700	33,142
Paris Orleans	500	11,330
Piscines Desjoyaux	3,000	23,446
Societe BIC	215	21,575
Societe Internationale de Plantations
d’Heveas	300	33,109
Vetoquinol	1,500	45,612

Total		309,016

Germany – 7.2%
Carl Zeiss Meditec	2,500	60,683
Fielmann	200	19,229
Fuchs Petrolub	1,700	89,558
KWS Saat	75	16,905
Nemetschek	1,100	45,560
Pfeiffer Vacuum Technology	1,050	118,963
PUMA	145	51,789
Rational	225	52,619
STRATEC Biomedical	500	20,673
Takkt	3,500	54,148

Total		530,127

Greece – 0.3%
JUMBO	4,000	19,525

Total		19,525

Hong Kong – 6.6%
Arts Optical International Holdings	76,000	26,424
Asian Citrus Holdings	40,000	27,300
ASM Pacific Technology	1,300	18,917
Esprit Holdings	10,000	20,089
Lung Kee (Bermuda) Holdings	50,000	24,789
Midland Holdings	75,000	39,308
New World Department Store China	25,500	16,418
Pacific Textiles Holdings	30,000	20,089
Pico Far East Holdings	85,000	19,155
Stella International Holdings	10,000	24,261
Tao Heung Holdings	60,000	31,292
Texwinca Holdings	35,000	42,682
Value Partners Group	126,000	76,260
VTech Holdings	2,000	25,639
Win Hanverky Holdings	276,000	26,301
Xtep International Holdings	105,000	47,595

Total		486,519

Indonesia – 0.7%
Selamat Sempurna	250,000	48,392

Total		48,392

Italy – 1.4%
DiaSorin	1,000	29,141
Landi Renzo	9,000	24,583
Recordati	3,500	26,607
Sabaf	1,300	21,985

Total		102,316

Japan – 7.9%
BML	1,200	30,518
EPS	20	43,953
FamilyMart	2,000	84,572
Hisamitsu Pharmaceutical	600	28,452
Hogy Medical	500	22,321
Moshi Moshi Hotline	8,000	79,932
Nihon Kohden	1,200	32,127
Nomura Research Institute	1,000	24,804
Osaka Securities Exchange	3	16,655
Santen Pharmaceutical	1,800	76,876
Shimano	800	48,182
TOTO	2,000	15,054
USS	800	81,092

Total		584,538

Jersey – 1.0%
Randgold Resources ADR	800	70,384

Total		70,384

Lebanon – 0.2%
BLOM Bank GDR	1,600	12,880

Total		12,880

Malaysia – 1.5%
CB Industrial Product Holding	40,000	32,773
Faber Group	25,000	13,383
Padini Holdings	100,000	47,332
Zhulian Corporation	23,500	14,575

Total		108,063

Mexico – 1.2%
Bolsa Mexicana de Valores	26,500	53,606
Grupo Herdez	10,600	21,956
Industrias Bachoco ADR	800	16,848

Total		92,410

Netherlands – 0.7%
Beter Bed Holding	1,500	33,809
Hunter Douglas	400	17,338

Total		51,147

Norway – 1.9%
Ekornes	3,500	60,846
Marine Harvest [2]	45,000	23,232
TGS-NOPEC Geophysical	2,000	54,822

Total		138,900

Poland – 0.8%
Warsaw Stock Exchange	4,500	59,350

Total		59,350

Russia – 0.6%
Globaltrans Investment GDR	2,500	42,750

Total		42,750

Singapore – 2.2%
ARA Asset Management	35,500	43,208
Armstrong Industrial	90,000	22,195
Broadway Industrial Group	90,000	31,860
SATS	6,600	13,073
Singapore Exchange	2,900	16,011
Super Group	25,000	35,898

Total		162,245

South Africa – 4.1%
Adcock Ingram Holdings	6,000	45,913
ADvTECH	45,000	39,597
Coronation Fund Managers	11,500	42,726
Discovery Holdings	7,500	49,247
Lewis Group	4,000	39,734
Northam Platinum	8,000	35,584
Raubex Group	30,000	50,841

Total		303,642

South Korea – 3.2%
Binggrae	700	34,968
Bukwang Pharmaceutical	1,575	18,557
Daewoong Pharmaceutical	1,500	35,479
Green Cross	300	33,494
MegaStudy	500	51,542
Sung Kwang Bend	1,500	30,647
Woongjin Coway	1,000	33,185

Total		237,872

Spain – 0.2%
Bolsas y Mercados Espanoles	600	15,380

Total		15,380

Switzerland – 8.1%
Bank Sarasin & Co. Cl. B [2]	700	21,945
Belimo Holding	15	28,980
Burckhardt Compression Holding	350	95,962
Coltene Holding	1,200	41,210
Inficon Holding	300	66,467
LEM Holding	100	54,780
Partners Group Holding	400	78,033
Sika	16	34,634
Straumann Holding	250	42,539
Sulzer	400	56,852
Vontobel Holding	350	8,879
VZ Holding	600	68,461

Total		598,742

Taiwan – 0.3%
Chroma Ate	4,160	10,599
Hotung Investment Holdings	90,000	10,310

Total		20,909

Thailand – 0.2%
Hana Microelectronics	18,000	12,778

Total		12,778

Turkey – 0.6%
Mardin Cimento Sanayii	11,000	42,092

Total		42,092

United Arab Emirates – 0.7%
Lamprell	10,000	54,815

Total		54,815

United Kingdom – 8.5%
Ashmore Group	18,000	105,807
Close Brothers Group	1,200	15,067
De La Rue	1,200	17,275
Diploma	4,100	29,511
Domino Printing Sciences	3,000	26,775
Ensco ADR	1,710	90,510
Hochschild Mining	7,500	55,687
JKX Oil & Gas [2]	7,000	17,914
Jupiter Fund Management	30,000	119,435
Michael Page International	2,500	19,194
Rathbone Brothers	700	14,276
Severfield-Rowen	10,200	29,408
Spirax-Sarco Engineering	1,200	40,096
Willis Group Holdings	1,300	45,474

Total		626,429

United States – 14.1%
Apollo Global Management LLC Cl. A	5,400	77,112
Donaldson Company	2,600	92,898
Expeditors International of Washington	1,200	55,812
Greif Cl. A	1,350	75,492
Hecla Mining	18,000	83,160
Invesco	3,600	96,012
KBR	2,600	92,430
Landauer	600	31,812
Lincoln Electric Holdings	2,125	96,305
ManpowerGroup	1,915	90,714
Sims Metal Management ADR	3,000	45,810
Towers Watson & Company Cl. A	260	17,178
Valmont Industries	900	105,669
WaterFurnace Renewable Energy	1,000	20,332
Western Union	3,300	58,080

Total		1,038,816

TOTAL COMMON STOCKS
(Cost $7,408,955)		7,063,782

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $229,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 12/31/12, valued at $236,175)
(Cost $229,000)		229,000

TOTAL INVESTMENTS – 99.1%
(Cost $7,637,955)		7,292,782

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.9%		62,998

NET ASSETS – 100.0%		$7,355,780

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.3%

Australia – 6.4%
Evolution Mining [2]	30,000	$54,227
Imdex	10,000	31,490
Industrea	55,000	58,396
Saracen Mineral Holdings [2]	81,000	46,986
TFS Corporation	80,000	45,578
Troy Resources	9,500	45,266

Total		281,943

Bermuda – 1.0%
Northern Offshore	20,000	43,373

Total		43,373

Brazil – 1.3%
Eternit	11,500	58,210

Total		58,210

Canada – 5.3%
Alexco Resource [2]	4,400	30,712
Goldgroup Mining [2]	41,000	38,227
Richmont Mines [2]	7,000	54,460
Spanish Mountain Gold [2]	40,000	19,851
Sprott Resource [2]	10,000	40,203
Total Energy Services	3,000	48,273

Total		231,726

China – 1.5%
E-House China Holdings ADR	11,000	63,800
Qunxing Paper Holdings [6]	41,000	2,179

Total		65,979

Finland – 0.5%
Ponsse	2,000	21,473

Total		21,473

France – 8.6%
Altamir Amboise [2]	3,500	34,403
Audika Groupe	2,000	34,596
Exel Industries	600	29,912
Manutan International	1,200	56,816
Neurones	5,000	59,950
Parrot [2]	2,500	69,052
Piscines Desjoyaux	4,200	32,825
Vetoquinol	2,000	60,817

Total		378,371

Germany – 5.8%
Aurelius	1,200	50,094
Deutsche Beteiligungs	2,500	56,732
Mobotix	1,000	33,543
Nemetschek	1,500	62,127
SMT Scharf	1,000	32,216
STRATEC Biomedical	500	20,672

Total		255,384

Hong Kong – 13.6%
Arts Optical International Holdings	150,000	52,153
Chen Hsong Holdings	120,000	39,405
China High Precision Automation Group [6]	30,000	5,293
China Ting Group Holdings	701,000	46,941
DBA Telecommunication (Asia) Holdings	70,000	36,057
Fairwood Holdings	17,000	27,539
Goldlion Holdings	140,000	58,592
Lung Kee (Bermuda) Holdings	70,000	34,704
Midland Holdings	100,000	52,411
Oriental Watch Holdings	76,000	32,296
Pico Far East Holdings	208,000	46,874
Tak Sing Alliance Holdings [2]	500,000	57,948
Tao Heung Holdings	80,000	41,723
Tse Sui Luen Jewellery International	43,000	34,054
Win Hanverky Holdings	350,000	33,353

Total		599,343

India – 5.3%
AIA Engineering	2,604	18,759
FAG Bearings India	2,500	82,883
Graphite India	40,000	65,797
Maharashtra Seamless	8,500	65,070

Total		232,509

Indonesia – 1.7%
Clipan Finance Indonesia	500,000	27,887
Selamat Sempurna	250,000	48,393

Total		76,280

Isle of Man – 1.6%
Geodrill [2]	21,000	69,898

Total		69,898

Italy – 2.2%
Nice	15,000	58,016
Piquadro	17,500	37,670

Total		95,686

Japan – 4.8%
C. Uyemura & Co.	1,400	54,802
EPS	30	65,930
Kinki Sharyo	6,000	22,834
Miraial	4,000	67,996

Total		211,562

Malaysia – 4.8%
CB Industrial Product Holding	70,000	57,353
Coastal Contracts	42,000	27,282
Kossan Rubber Industries	50,000	54,676
Padini Holdings	150,000	70,997

Total		210,308

Netherlands – 0.5%
Beter Bed Holding	1,000	22,540

Total		22,540

Poland – 1.3%
Elektrobudowa	1,600	57,646

Total		57,646

Singapore – 4.2%
Armstrong Industrial	125,000	30,826
Broadway Industrial Group	110,000	38,941
CSE Global	85,000	55,785
Hersing Corporation	369,000	61,644

Total		187,196

South Africa – 4.4%
ADvTECH	20,000	17,599
Bell Equipment [2]	8,000	26,593
Merafe Resources [2]	500,000	55,403
Raubex Group	37,500	63,551
Village Main Reef [2]	125,000	31,776

Total		194,922

South Korea – 2.7%
Binggrae	1,100	54,949
Daewoong Pharmaceutical	2,700	63,863

Total		118,812

Spain – 0.6%
Clinica Baviera	3,500	28,708

Total		28,708

Sweden – 1.3%
Bjoern Borg	7,500	56,342

Total		56,342

Switzerland – 3.8%
Calida Holding	1,200	37,421
Coltene Holding	1,000	34,342
Inficon Holding	300	66,467
LEM Holding	50	27,390

Total		165,620

Turkey – 1.1%
Mardin Cimento Sanayii	12,500	47,831

Total		47,831

United Kingdom – 6.0%
Diploma	5,500	39,588
GlobeOp Financial Services	5,500	43,458
Immunodiagnostic Systems Holdings	7,500	36,589
Latchways	2,500	42,187
Promethean World	50,000	59,381
Severfield-Rowen	12,000	34,597
Ted Baker	700	9,159

Total		264,959

United States – 2.0%
Century Casinos [2]	12,000	34,440
WaterFurnace Renewable Energy	2,600	52,863

Total		87,303

TOTAL COMMON STOCKS
(Cost $4,308,627)		4,063,924

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $369,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.19% due 11/21/12, valued at $380,000)
(Cost $369,000)		369,000

TOTAL INVESTMENTS – 100.7%
(Cost $4,677,627)		4,432,924

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(32,257)

NET ASSETS – 100.0%		$4,400,667

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Australia – 1.3%
Medusa Mining	10,000	$52,207

Total		52,207

Austria – 6.4%
Mayr-Melnhof Karton	1,300	130,903
Semperit AG Holding	3,000	128,595

Total		259,498

Belgium – 2.1%
Sipef	900	84,707

Total		84,707

Brazil – 4.6%
Duratex	12,500	78,816
Grendene	12,500	67,792
Tegma Gestao Logistica	2,500	41,757

Total		188,365

Canada – 0.3%
Gluskin Sheff + Associates	900	13,444

Total		13,444

China – 2.7%
E-House China Holdings ADR	12,500	72,500
Li Ning	35,000	37,229

Total		109,729

Denmark – 0.9%
SimCorp	200	34,949

Total		34,949

France – 7.2%
Alten	1,200	38,219
Beneteau	3,500	42,478
bioMerieux	300	23,635
Boiron	1,500	50,794
Manutan International	1,000	47,346
Vetoquinol	2,000	60,817
Virbac	200	31,795

Total		295,084

Germany – 12.7%
Carl Zeiss Meditec	3,000	72,820
Fuchs Petrolub	1,200	63,217
Nemetschek	1,000	41,418
Pfeiffer Vacuum Technology	700	79,308
PUMA	250	89,291
Rational	350	81,853
SMA Solar Technology	450	20,394
Takkt	4,500	69,619

Total		517,920

Hong Kong – 7.3%
Asia Satellite Telecommunications
Holdings [6]	8,000	16,638
ASM Pacific Technology	1,000	14,551
Pacific Textiles Holdings	70,000	46,874
Stella International Holdings	5,000	12,130
Texwinca Holdings	20,000	24,390
Value Partners Group	181,000	109,548
VTech Holdings	2,000	25,639
Xtep International Holdings	110,000	49,861

Total		299,631

India – 0.3%
eClerx Services	1,000	14,315

Total		14,315

Italy – 3.5%
DiaSorin	1,500	43,712
Recordati	7,000	53,215
Tod’s	400	44,999

Total		141,926

Japan – 9.9%
EPS	30	65,930
FamilyMart	2,000	84,572
Moshi Moshi Hotline	5,000	49,958
Santen Pharmaceutical	2,000	85,417
Shimano	800	48,182
USS	700	70,955

Total		405,014

Jersey – 1.3%
Randgold Resources ADR	600	52,788

Total		52,788

Mexico – 1.3%
Fresnillo	2,000	51,120

Total		51,120

Norway – 1.9%
Ekornes	4,500	78,230

Total		78,230

Philippines – 0.7%
GMA Holdings PDR	150,000	30,639

Total		30,639

Singapore – 0.4%
Super Group	12,500	17,949

Total		17,949

South Africa – 4.8%
Adcock Ingram Holdings	6,500	49,739
Discovery Holdings	5,000	32,832
Lewis Group	5,500	54,634
Raubex Group	35,000	59,314

Total		196,519

South Korea – 4.8%
Binggrae	1,000	49,954
Green Cross	400	44,658
MegaStudy	1,000	103,085

Total		197,697

Switzerland – 8.3%
Belimo Holding	10	19,320
Burckhardt Compression Holding	300	82,253
Geberit	100	20,926
Partners Group Holding	400	78,032
Sika	10	21,646
Straumann Holding	350	59,555
Sulzer	400	56,852

Total		338,584

United Kingdom – 12.8%
Ashmore Group	12,500	73,477
Domino Printing Sciences	4,000	35,701
Hochschild Mining	13,500	100,236
Jupiter Fund Management	32,500	129,388
Rotork	1,200	39,328
Spirax-Sarco Engineering	2,700	90,217
Victrex	2,500	53,983

Total		522,330

TOTAL COMMON STOCKS
(Cost $4,185,222)		3,902,645

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $188,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 11/21/12, valued at $192,850)
(Cost $188,000)		188,000

TOTAL INVESTMENTS – 100.1%
(Cost $4,373,222)		4,090,645

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(4,690)

NET ASSETS – 100.0%		$4,085,955

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.5%

Consumer Discretionary – 9.6%
Auto Components - 1.2%
Drew Industries [2]	22,796	$622,559

Automobiles - 0.6%
Thor Industries	10,500	331,380

Diversified Consumer Services - 2.4%
Sotheby’s	15,592	613,389
Steiner Leisure [2]	5,687	277,696
Universal Technical Institute	25,629	338,047

		1,229,132

Specialty Retail - 1.2%
Men’s Wearhouse (The)	15,500	600,935

Textiles, Apparel & Luxury Goods - 4.2%
Columbia Sportswear	19,527	926,556
Warnaco Group (The) [2]	21,200	1,238,080

		2,164,636

Total		4,948,642

Consumer Staples – 0.9%
Food Products - 0.9%
Cal-Maine Foods	12,627	483,109

Total		483,109

Energy – 7.1%
Energy Equipment & Services - 7.1%
Helmerich & Payne	14,400	776,880
Oil States International [2]	10,000	780,600
Pason Systems	47,100	662,974
ShawCor Cl. A	24,300	764,971
Unit Corporation [2]	16,150	690,574

Total		3,675,999

Financials – 8.0%
Capital Markets - 3.9%
Lazard Cl. A	25,000	714,000
SEI Investments	41,000	848,290
Sprott	73,500	456,865

		2,019,155

Insurance - 4.1%
Alleghany Corporation [2]	3,905	1,285,136
Brown & Brown	35,200	837,056

		2,122,192

Total		4,141,347

Health Care – 4.0%
Health Care Providers & Services - 0.8%
VCA Antech [2]	17,847	414,229

Life Sciences Tools & Services - 3.2%
Bio-Rad Laboratories Cl. A [2]	9,700	1,005,793
ICON ADR [2]	29,824	632,865

		1,638,658

Total		2,052,887

Industrials – 21.3%
Aerospace & Defense - 2.1%
Teledyne Technologies [2]	17,477	1,101,925

Building Products - 0.9%
Apogee Enterprises	37,732	488,629

Commercial Services & Supplies - 2.3%
Cintas Corporation	6,300	246,456
Tetra Tech [2]	35,100	925,236

		1,171,692

Electrical Equipment - 4.1%
AZZ	19,600	1,012,144
GrafTech International [2]	91,259	1,089,633

		2,101,777

Machinery - 5.1%
Flowserve Corporation	4,339	501,198
Gardner Denver	4,500	283,590
Lincoln Electric Holdings	11,050	500,786
Valmont Industries	7,500	880,575
Wabtec Corporation	5,775	435,262

		2,601,411

Professional Services - 2.7%
CRA International [2]	24,279	612,316
Robert Half International	25,000	757,500

		1,369,816

Road & Rail - 3.2%
Arkansas Best	51,500	968,715
Patriot Transportation Holding [2]	13,649	317,885
Universal Truckload Services	24,468	368,488

		1,655,088

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Cl. A	5,452	454,043

Total		10,944,381

Information Technology – 18.8%
Communications Equipment - 1.9%
ADTRAN	31,300	976,247

Electronic Equipment, Instruments & Components - 6.0%
Coherent [2]	10,481	611,357
Dolby Laboratories Cl. A [2]	18,000	685,080
FEI Company [2]	12,652	621,340
IPG Photonics [2]	3,990	207,679
Rofin-Sinar Technologies [2]	36,177	953,987

		3,079,443

IT Services - 0.5%
Total System Services	12,400	286,068

Office Electronics - 1.2%
Zebra Technologies Cl. A [2]	15,000	617,700

Semiconductors & Semiconductor Equipment - 8.7%
Aixtron ADR	24,500	424,585
ATMI [2]	17,600	410,080
Cabot Microelectronics	11,000	427,680
Cymer [2]	5,881	294,050
Integrated Silicon Solution [2]	93,500	1,043,460
Nanometrics [2]	46,000	851,460
Teradyne [2]	36,500	616,485
Veeco Instruments [2]	14,000	400,400

		4,468,200

Software - 0.5%
NetScout Systems [2]	11,700	237,978

Total		9,665,636

Materials – 16.8%
Chemicals - 6.5%
Intrepid Potash [2]	45,258	1,101,127
KMG Chemicals	26,345	475,527
LSB Industries [2]	25,700	1,000,244
Minerals Technologies	11,870	776,417

		3,353,315

Metals & Mining - 10.3%
Allied Nevada Gold [2]	28,000	910,840
Cliffs Natural Resources	18,700	1,295,162
Major Drilling Group International	54,000	895,985
Reliance Steel & Aluminum	23,500	1,327,280
Sims Metal Management ADR	54,870	837,865

		5,267,132

Total		8,620,447

TOTAL COMMON STOCKS
(Cost $35,814,352)		44,532,448

REPURCHASE AGREEMENT – 14.4%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $7,388,006 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 11/23/12, valued at
$7,540,000)
(Cost $7,388,000)		7,388,000

TOTAL INVESTMENTS – 100.9%
(Cost $43,202,352)		51,920,448

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(446,016)

NET ASSETS – 100.0%		$51,474,432

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.6%

Consumer Discretionary – 17.3%
Auto Components - 2.9%
Drew Industries [2,7]	1,501	$40,992
Minth Group	57,200	66,293

		107,285

Media - 0.9%
Global Sources [2]	5,492	33,831

Specialty Retail - 8.7%
American Eagle Outfitters [7]	4,000	68,760
Charming Shoppes [2]	10,421	61,484
Children’s Place Retail Stores [2]	1,300	67,171
GUESS?	1,900	59,375
Signet Jewelers	1,400	66,192

		322,982

Textiles, Apparel & Luxury Goods - 4.8%
Daphne International Holdings	35,700	48,638
G-III Apparel Group [2]	2,200	62,524
Stella International Holdings	27,700	67,203

		178,365

Total		642,463

Consumer Staples – 1.2%
Food Products - 1.2%
First Resources	29,000	44,064

Total		44,064

Energy – 7.1%
Energy Equipment & Services - 6.3%
Helmerich & Payne	1,290	69,596
Matrix Service [2]	2,900	40,629
RPC	5,900	62,599
TGS-NOPEC Geophysical	900	24,670
Total Energy Services	2,300	37,009

		234,503

Oil, Gas & Consumable Fuels - 0.8%
Swift Energy [2]	1,000	29,030

Total		263,533

Financials – 6.7%
Capital Markets - 6.1%
Ashmore Group	9,500	55,843
Lazard Cl. A	1,500	42,840
Sprott	10,500	65,266
Value Partners Group	103,700	62,763

		226,712

Real Estate Management & Development - 0.6%
E-House China Holdings ADR	4,000	23,200

Total		249,912

Health Care – 1.2%
Health Care Equipment & Supplies - 1.2%
Kossan Rubber Industries	39,600	43,303

Total		43,303

Industrials – 7.3%
Commercial Services & Supplies - 0.8%
Team [2,7]	944	29,217

Construction & Engineering - 1.2%
Pike Electric [2]	5,600	46,088

Machinery - 5.3%
Armstrong Industrial	151,300	37,312
Gardner Denver	400	25,208
Graham Corporation	1,102	24,123
Industrea	61,600	65,403
Spirax-Sarco Engineering	1,300	43,438

		195,484

Total		270,789

Information Technology – 29.9%
Communications Equipment - 3.7%
ADTRAN	1,000	31,190
Comba Telecom Systems Holdings	91,100	50,445
Oplink Communications [2]	2,100	35,910
Plantronics	500	20,130

		137,675

Computers & Peripherals - 7.6%
Advantech	10,500	36,465
Catcher Technology	4,800	33,909
Foxconn Technology	4,500	18,601
Simplo Technology	5,100	38,447
Super Micro Computer [2]	3,500	61,110
Western Digital [2,7]	2,200	91,058

		279,590

Electronic Equipment, Instruments & Components - 1.9%
China High Precision Automation Group [6]	140,700	24,822
Multi-Fineline Electronix [2]	1,718	47,159

		71,981

Internet Software & Services - 1.1%
ValueClick [2,7]	2,080	41,059

IT Services - 1.8%
CSE Global	102,400	67,205

Semiconductors & Semiconductor Equipment - 12.0%
ASM International	2,000	76,954
AXT [2]	2,000	12,700
Integrated Silicon Solution [2]	6,000	66,960
Miraial	2,500	42,497
MKS Instruments	1,200	35,436
Photronics [2]	9,740	64,771
RDA Microelectronics ADR [2]	4,400	48,642
Teradyne [2,7]	5,650	95,429

		443,389

Software - 1.8%
Actuate Corporation [2,7]	6,200	38,936
American Software Cl. A [7]	3,270	28,057

		66,993

Total		1,107,892

Materials – 14.6%
Chemicals - 4.9%
Albemarle Corporation [7]	600	38,352
Fufeng Group	144,500	62,709
Minerals Technologies	700	45,787
OM Group [2,7]	1,300	35,763

		182,611

Containers & Packaging - 1.1%
Boise [7]	4,700	38,587

Metals & Mining - 8.6%
Haynes International	700	44,345
Hochschild Mining	8,700	64,596
Horsehead Holding Corporation [2]	3,100	35,309
Market Vectors Junior Gold Miners ETF [7]	3,000	73,650
Medusa Mining	11,500	60,038
Seabridge Gold [2,7]	2,100	42,189

		320,127

Total		541,325

Miscellaneous[5] – 1.3%
Total		48,187

TOTAL COMMON STOCKS
(Cost $2,898,630)		3,211,468

REPURCHASE AGREEMENT – 18.4%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $681,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.19% due 11/21/12, valued at $695,000)
(Cost $681,000)		681,000

TOTAL INVESTMENTS – 105.0%
(Cost $3,579,630)		3,892,468

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.0)%		(186,897)

NET ASSETS – 100.0%		$3,705,571

SECURITIES SOLD SHORT
COMMON STOCKS – 10.0%
Consumer Discretionary – 3.9%
Textiles, Apparel & Luxury Goods - 3.9%
VF Corporation	1,000	$145,980

Total		145,980

Diversified Investment Companies – 1.2%
Exchange Traded Funds - 1.2%
iShares Russell Microcap Index Fund	900	46,260

Total		46,260

Financials – 3.4%
Diversified Financial Services - 1.0%
Financial Select Sector SPDR Fund	2,300	36,294

Real Estate Investment Trusts (REITs) - 2.4%
Simon Property Group	600	87,408

Total		123,702

Information Technology – 1.5%
Internet Software & Services - 1.5%
PowerShares QQQ Trust, Series 1	800	54,040

Total		54,040

TOTAL SECURITIES SOLD SHORT
(Proceeds $334,212)		$369,982

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 107.6%

Australia – 6.1%
Allied Gold Mining [2]	100,000	$190,341
Centamin [2]	240,000	263,918
CGA Mining [2]	150,000	296,255
Medusa Mining	100,000	522,068
Saracen Mineral Holdings [2]	410,000	237,831

Total		1,510,413

Austria – 6.0%
Mayr-Melnhof Karton	7,500	755,208
Semperit AG Holding	17,500	750,139

Total		1,505,347

Belgium – 1.7%
Sipef	4,500	423,536

Total		423,536

Brazil – 5.2%
Duratex	75,000	472,897
Grendene	80,000	433,866
Tegma Gestao Logistica	22,500	375,811

Total		1,282,574

Canada – 6.4%
Aurizon Mines [2,7]	55,000	266,200
Pan American Silver	5,000	110,300
Pason Systems	30,000	422,277
Sprott	65,000	404,030
Trican Well Service	27,000	396,561

Total		1,599,368

China – 3.4%
China Forestry Holdings [6]	325,000	24,693
E-House China Holdings ADR [7]	86,000	498,800
Li Ning	307,000	326,547

Total		850,040

Denmark – 1.0%
SimCorp	1,500	262,120

Total		262,120

Finland – 0.6%
Vaisala Cl. A	6,900	147,240

Total		147,240

France – 2.9%
Boiron	10,000	338,626
Societe Internationale de Plantations
d’Heveas	3,500	386,273

Total		724,899

Germany – 8.2%
Carl Zeiss Meditec	19,500	473,330
Fuchs Petrolub	5,000	263,406
KWS Saat	1,000	225,395
Nemetschek	7,500	310,636
Pfeiffer Vacuum Technology	5,000	566,489
SMA Solar Technology	4,200	190,340

Total		2,029,596

Hong Kong – 5.2%
Asian Citrus Holdings	518,000	353,536
Luk Fook Holdings (International)	112,000	339,654
Value Partners Group	1,000,000	605,237

Total		1,298,427

India – 3.0%
Graphite India	225,000	370,105
Maharashtra Seamless	50,000	382,766

Total		752,871

Italy – 2.0%
Recordati	64,500	490,335

Total		490,335

Japan – 11.8%
EPS	165	362,613
FamilyMart	13,500	570,859
Moshi Moshi Hotline	40,000	399,662
Santen Pharmaceutical	16,500	704,694
Shimano	5,000	301,136
USS	6,000	608,191

Total		2,947,155

Jersey – 1.4%
Randgold Resources ADR [7]	4,000	351,920

Total		351,920

Mexico – 2.3%
Fresnillo	12,200	311,832
Industrias Bachoco ADR [7]	12,500	263,250

Total		575,082

Norway – 2.9%
Ekornes	17,500	304,228
TGS-NOPEC Geophysical	15,000	411,168

Total		715,396

South Africa – 4.8%
Adcock Ingram Holdings	45,000	344,349
Lewis Group	37,500	372,507
Northam Platinum	30,000	133,437
Raubex Group	200,000	338,939

Total		1,189,232

South Korea – 2.1%
MegaStudy	5,000	515,423

Total		515,423

Switzerland – 4.0%
Burckhardt Compression Holding	2,200	603,190
Partners Group Holding	2,000	390,163

Total		993,353

Turkey – 1.5%
Mardin Cimento Sanayii	100,000	382,652

Total		382,652

United Arab Emirates – 2.9%
Lamprell [7]	130,000	712,594

Total		712,594

United Kingdom – 13.0%
Ashmore Group	100,000	587,817
Domino Printing Sciences	48,000	428,410
EnQuest [2]	210,000	423,564
Hochschild Mining	75,000	556,866
Jupiter Fund Management	182,500	726,561
Spirax-Sarco Engineering	7,000	233,895
Victrex	12,500	269,916

Total		3,227,029

United States – 9.2%
Analog Devices [7]	5,000	202,000
GrafTech International [2]	26,500	316,410
Helmerich & Payne [7]	10,000	539,500
Lam Research [2,7]	5,000	223,100
Teradyne [2,7]	30,000	506,700
Veeco Instruments [2,7]	10,000	286,000
Western Digital [2,7]	5,000	206,950

Total		2,280,660

TOTAL COMMON STOCKS
(Cost $25,895,043)		26,767,262

TOTAL INVESTMENTS – 107.6%
(Cost $25,895,043)		26,767,262

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.6)%		(1,895,042)

NET ASSETS – 100.0%		$24,872,220

SECURITIES SOLD SHORT
COMMON STOCKS – 14.8%
Canada – 2.2%
iShares MSCI Canada Index Fund	11,600	$328,744
lululemon athletica	3,000	224,040

Total		552,784

United States – 11.3%
Brunswick Corporation	4,800	123,600
Deluxe Corporation	7,000	163,940
Las Vegas Sands	4,500	259,065
Panera Bread Cl. A	1,500	241,380
Precision Castparts	1,000	172,900
priceline.com	200	143,500
ProShares Ultra Health Care	5,000	365,500
Simon Property Group	2,000	291,360
Stericycle	1,600	133,824
Tempur-Pedic International	3,000	253,290
Toll Brothers	7,000	167,930
Ultra Oil & Gas ProShares	5,000	237,950
United Rentals	6,000	257,340

Total		2,811,579

Non-Country Specific – 1.3%
ProShares Ultra MSCI Emerging Markets	4,000	321,440

Total		321,440

FIXED INCOME – 0.7%
United States – 0.7%
iShares Barclays 20+ Year Treasury Bond
Fund	1,500	168,300

Total		168,300

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,371,121)		$3,854,103

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 76.9%

Consumer Discretionary – 5.9%
Auto Components - 1.0%
Autoliv	180	$12,069

Household Durables - 1.1%
Garmin	300	14,085

Specialty Retail - 1.5%
Advance Auto Parts	210	18,600

Textiles, Apparel & Luxury Goods - 2.3%
Gildan Activewear	1,050	28,927

Total		73,681

Energy – 5.3%
Energy Equipment & Services - 5.3%
C&J Energy Services [2]	1,200	21,348
Ensco ADR	180	9,527
Pason Systems	900	12,668
Trican Well Service	1,550	22,766

Total		66,309

Financials – 4.9%
Diversified Financial Services - 1.6%
Moody’s Corporation	460	19,366

Insurance - 3.3%
Alleghany Corporation [2]	126	41,490

Total		60,856

Health Care – 3.8%
Health Care Equipment & Supplies - 0.2%
C.R. Bard	30	2,962

Health Care Providers & Services - 1.6%
Schein (Henry) [2,7]	260	19,677

Life Sciences Tools & Services - 2.0%
PerkinElmer	920	25,447

Total		48,086

Industrials – 18.3%
Commercial Services & Supplies - 1.9%
Cintas Corporation	600	23,472

Construction & Engineering - 2.1%
Jacobs Engineering Group [2]	610	27,066

Electrical Equipment - 3.5%
Hubbell Cl. B	560	44,005

Machinery - 5.7%
Kennametal	650	28,945
Lincoln Electric Holdings	540	24,473
Valmont Industries	150	17,611

		71,029

Professional Services - 5.1%
Equifax	460	20,359
ManpowerGroup	640	30,317
Towers Watson & Company Cl. A	200	13,214

		63,890

Total		229,462

Information Technology – 22.8%
Communications Equipment - 1.3%
ADTRAN	525	16,375

Electronic Equipment, Instruments & Components - 13.5%
Arrow Electronics [2]	855	35,884
Avnet [2]	1,218	44,323
AVX Corporation	2,735	36,266
Coherent [2]	330	19,249
MTS Systems	460	24,421
Rofin-Sinar Technologies [2]	350	9,230

		169,373

IT Services - 2.9%
Fiserv [2]	530	36,777

Office Electronics - 1.6%
Zebra Technologies Cl. A [2]	500	20,590

Semiconductors & Semiconductor Equipment - 3.5%
International Rectifier [2]	630	14,534
Teradyne [2]	1,700	28,713

		43,247

Total		286,362

Materials – 13.3%
Chemicals - 8.5%
Cabot Corporation	910	38,839
Schulman (A.)	790	21,346
Sigma-Aldrich Corporation	150	10,959
Stepan Company	310	27,218
Westlake Chemical	120	7,774

		106,136

Metals & Mining - 2.8%
Globe Specialty Metals	850	12,639
Reliance Steel & Aluminum	410	23,157

		35,796

Paper & Forest Products - 2.0%
Stella-Jones	600	25,385

Total		167,317

Utilities – 2.6%
Gas Utilities - 2.6%
UGI Corporation [7]	1,180	32,155

Total		32,155

TOTAL COMMON STOCKS
(Cost $821,404)		964,228

REPURCHASE AGREEMENT – 23.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $298,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.20% due 9/14/12, valued at $305,000)
(Cost $298,000)		298,000

TOTAL INVESTMENTS – 100.7%
(Cost $1,119,404)		1,262,228

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.7)%		(9,098)

NET ASSETS – 100.0%		$1,253,130

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
MARCH 31, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.4%

Consumer Discretionary – 17.9%
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels Cl. A [2]	2,100	$21,420

Household Durables - 10.8%
Ethan Allen Interiors	1,000	25,320
Furniture Brands International [2]	10,500	17,640
Harman International Industries [7]	1,700	79,577
Meritage Homes [2]	2,000	54,120
Standard Pacific [2,7]	20,500	91,430

		268,087

Internet & Catalog Retail - 1.3%
Vitacost.com [2]	4,000	31,840

Leisure Equipment & Products - 0.5%
Callaway Golf [7]	2,000	13,520

Specialty Retail - 3.1%
Lithia Motors Cl. A	3,000	78,600

Textiles, Apparel & Luxury Goods - 1.3%
Delta Apparel [2,7]	1,600	26,288
Skechers U.S.A. Cl. A [2,7]	500	6,360

		32,648

Total		446,115

Consumer Staples – 2.8%
Food & Staples Retailing - 1.6%
SUPERVALU [7]	6,800	38,828

Personal Products - 1.2%
Physicians Formula Holdings [2,7]	10,000	29,700

Total		68,528

Energy – 11.3%
Energy Equipment & Services - 6.4%
Hercules Offshore [2]	10,300	48,719
Key Energy Services [2]	1,000	15,450
Natural Gas Services Group [2]	2,500	33,000
Newpark Resources [2]	3,000	24,570
Pioneer Drilling [2]	3,000	26,400
Union Drilling [2]	1,900	10,564

		158,703

Oil, Gas & Consumable Fuels - 4.9%
Goodrich Petroleum [2]	500	9,510
Penn Virginia	3,000	13,650
Scorpio Tankers [2]	6,000	42,360
SM Energy [7]	500	35,385
StealthGas [2]	3,500	20,650

		121,555

Total		280,258

Financials – 13.6%
Capital Markets - 0.5%
GFI Group	3,400	12,784

Commercial Banks - 0.7%
State Bank Financial [2]	1,000	17,510

Insurance - 1.0%
MBIA [2]	2,500	24,500

Real Estate Investment Trusts (REITs) - 8.0%
LaSalle Hotel Properties [7]	2,000	56,280
Mack-Cali Realty [7]	2,200	63,404
PennyMac Mortgage Investment Trust	2,500	46,675
RAIT Financial Trust	6,600	32,802

		199,161

Thrifts & Mortgage Finance - 3.4%
Radian Group [7]	10,600	46,110
Walker & Dunlop [2]	3,000	37,800

		83,910

Total		337,865

Industrials – 18.6%
Building Products - 4.4%
Ameresco Cl. A [2,7]	2,600	35,230
Apogee Enterprises [7]	3,800	49,210
Builders FirstSource [2]	6,000	25,380

		109,820

Construction & Engineering - 2.1%
Northwest Pipe [2,7]	2,500	53,100

Machinery - 7.8%
CIRCOR International	1,100	36,597
Commercial Vehicle Group [2]	2,300	28,083
Flow International [2,7]	6,800	27,336
Hardinge	3,000	28,380
Meritor [2]	4,000	32,280
Mueller Water Products Cl. A	9,500	31,635
NN [2]	1,300	10,608

		194,919

Road & Rail - 3.3%
Arkansas Best	600	11,286
Swift Transportation [2,7]	6,000	69,240

		80,526

Trading Companies & Distributors - 1.0%
SeaCube Container Leasing	1,400	24,080

Total		462,445

Information Technology – 28.4%
Communications Equipment - 2.3%
ClearOne Communications [2]	3,700	16,650
Oclaro [2]	5,000	19,700
Opnext [2]	13,000	20,150

		56,500

Electronic Equipment, Instruments & Components - 3.3%
Benchmark Electronics [2]	2,000	32,980
Newport Corporation [2]	2,800	49,616

		82,596

Internet Software & Services - 2.4%
Carbonite [2]	4,000	44,040
Limelight Networks [2]	5,000	16,450

		60,490

Semiconductors & Semiconductor Equipment - 15.9%
Alpha & Omega Semiconductor [2,7]	3,100	29,822
ANADIGICS [2]	10,000	23,700
AXT [2]	5,000	31,750
Exar Corporation [2]	3,500	29,400
Inphi Corporation [2]	2,000	28,360
Integrated Silicon Solution [2]	2,700	30,132
Kulicke & Soffa Industries [2]	2,800	34,804
OmniVision Technologies [2]	2,000	40,000
PLX Technology [2]	7,500	30,150
Rudolph Technologies [2]	1,700	18,887
TriQuint Semiconductor [2]	8,000	55,160
Ultratech [2]	1,500	43,470

		395,635

Software - 4.5%
Aspen Technology [2]	2,700	55,431
Ellie Mae [2]	5,000	55,800

		111,231

Total		706,452

Materials – 9.4%
Chemicals - 3.7%
Georgia Gulf [2]	500	17,440
Minerals Technologies	500	32,705
OM Group [2]	1,500	41,265

		91,410

Metals & Mining - 5.7%
Century Aluminum [2]	5,500	48,840
Kaiser Aluminum	700	33,082
RTI International Metals [2,7]	1,500	34,590
Titanium Metals	2,000	27,120

		143,632

Total		235,042

Miscellaneous[5] – 1.4%
Total		35,551

TOTAL COMMON STOCKS
(Cost $2,385,665)		2,572,256

TOTAL INVESTMENTS – 103.4%
(Cost $2,385,665)		2,572,256

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(85,350)

NET ASSETS – 100.0%		$2,486,906

SECURITIES SOLD SHORT
COMMON STOCKS – 11.6%
Consumer Discretionary – 11.0%
Automobiles - 4.1%
General Motors	4,000	$102,600

Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants	500	25,580
Hyatt Hotels Cl. A	1,000	42,720

		68,300

Media - 0.7%
MDC Partners Cl. A	1,500	16,680

Multiline Retail - 2.9%
J.C. Penney Company	2,000	70,860

Specialty Retail - 0.6%
GUESS?	500	15,625

Total		274,065

Information Technology – 0.6%
Software - 0.6%
salesforce.com	100	15,451

Total		15,451

TOTAL SECURITIES SOLD SHORT
(Proceeds $287,587)		$289,516

[1]	All or a portion of these securities were on loan at March 31, 2012. Total market value of loaned securities as of March 31, 2012, was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$41,438,994
Royce Micro-Cap Fund	7,451,811
Royce Premier Fund	140,919,169
Royce Low-Priced Stock Fund	56,755,594
Royce Total Return Fund	277,183
Royce Heritage Fund	2,124,110
Royce Opportunity Fund	100,912,872
Royce Special Equity Fund	1,058,715
Royce Value Fund	22,127,391
Royce Value Plus Fund	27,010,556

[2]	Non-income producing.
[3]

At March 31, 2012, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2012 and less than 1% of net assets.
[6]

Securities for which market quotations are not readily available represent 0.0%, 0.0%, 0.0%, 0.2%, 0.0%, 0.1%, 0.2%, 0.2%, 0.4%, 0.7% and 0.1% of net assets for Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Dividend Value Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, Royce International Premier Fund, Royce Select Fund II and Royce Global Select Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION:
At March 31, 2012, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,860,286,856	$1,484,910,514	$1,868,499,219	$383,588,705
Royce Micro-Cap Fund	1,092,220,962	204,302,148	327,627,525	123,325,377
Royce Premier Fund	5,353,404,849	2,185,582,352	2,435,047,541	249,465,189
Royce Low-Priced Stock Fund	3,377,079,376	828,084,780	1,155,340,993	327,256,213
Royce Total Return Fund	3,576,072,982	1,221,800,750	1,484,317,933	262,517,183
Royce Heritage Fund	236,260,525	60,008,228	67,045,586	7,037,358
Royce Opportunity Fund	1,874,994,402	124,357,877	374,096,223	249,738,346
Royce Special Equity Fund	2,350,736,111	522,287,708	548,131,991	25,844,283
Royce Value Fund	1,543,968,447	197,612,147	299,351,226	101,739,079
Royce Value Plus Fund	1,803,175,683	282,117,976	429,921,300	147,803,324
Royce 100 Fund	329,485,123	87,338,097	99,932,503	12,594,406
Royce Discovery Fund	3,701,465	397,909	717,757	319,848
Royce Financial Services Fund	15,487,383	1,835,847	3,392,679	1,556,832
Royce Dividend Value Fund	307,691,036	29,239,415	44,443,243	15,203,828
Royce SMid-Cap Value Fund	12,040,753	82,307	974,290	891,983
Royce Focus Value Fund	8,191,726	1,293,248	1,578,869	285,621
Royce Partners Fund	1,691,145	245,516	312,937	67,421
Royce Mid-Cap Fund	5,709,304	581,587	794,989	213,402
Royce Special Equity Multi-Cap Fund	57,284,910	5,855,904	5,936,026	80,122
Royce European Smaller-Companies Fund	17,031,733	(24,532)	1,990,556	2,015,088
Royce Global Value Fund	385,189,165	(49,673,232)	13,067,979	62,741,211
Royce International Smaller-Companies Fund	24,452,622	909,347	2,808,396	1,899,049
Royce Global Dividend Value Fund	7,637,968	(345,186)	488,714	833,900
Royce International Micro-Cap Fund	4,678,249	(245,325)	253,496	498,821
Royce International Premier Fund	4,373,222	(282,577)	204,993	487,570
Royce Select Fund I	43,205,958	8,714,490	9,050,190	335,700
Royce Select Fund II	3,254,556	267,930	539,427	271,497
Royce Global Select Fund	22,523,922	389,237	3,128,848	2,739,611
Royce SMid-Cap Select Fund	1,119,754	142,474	154,837	12,363
Royce Opportunity Select Fund	2,101,908	180,832	313,709	132,877

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$6,098,334,068	$7,790,144	$–	$6,106,124,212
Corporate Bonds	–	375,044	–	375,044
Cash Equivalents	42,577,114	196,121,000	–	238,698,114
Royce Micro-Cap Fund
Common Stocks	1,226,225,442	–	397,564	1,226,623,006
Cash Equivalents	8,061,104	61,839,000	–	69,900,104
Royce Premier Fund
Common Stocks	6,823,466,544	–	–	6,823,466,544
Cash Equivalents	144,296,657	571,224,000	–	715,520,657
Royce Low-Priced Stock Fund
Common Stocks	3,999,262,305	–	1,770,255	4,001,032,560
Cash Equivalents	58,593,596	145,538,000	–	204,131,596
Royce Total Return Fund
Common Stocks	4,475,438,509	8,383,026	500,935	4,484,322,470
Preferred Stocks	10,273,640	–	–	10,273,640
Corporate Bonds	–	23,373,847	–	23,373,847
Cash Equivalents	284,775	279,619,000	–	279,903,775
Royce Heritage Fund
Common Stocks	285,344,038	–	450,901	285,794,939
Cash Equivalents	2,156,814	8,317,000	–	10,473,814
Royce Opportunity Fund
Common Stocks	1,785,125,417	233,270	–	1,785,358,687
Preferred Stocks	3,659,540	–	–	3,659,540
Cash Equivalents	103,950,052	106,384,000	–	210,334,052
Royce Special Equity Fund
Common Stocks	2,521,264,127	32,683,915	–	2,553,948,042
Cash Equivalents	1,082,777	317,993,000	–	319,075,777
Royce Value Fund
Common Stocks	1,686,203,308	–	–	1,686,203,308
Cash Equivalents	22,630,286	32,747,000	–	55,377,286
Royce Value Plus Fund
Common Stocks	1,995,913,432	–	–	1,995,913,432
Cash Equivalents	28,068,227	61,312,000	–	89,380,227
Royce 100 Fund
Common Stocks	399,782,220	–	–	399,782,220
Cash Equivalents	–	17,041,000	–	17,041,000
Royce Discovery Fund
Common Stocks	3,895,374	–	–	3,895,374
Cash Equivalents	–	204,000	–	204,000
Royce Financial Services Fund
Common Stocks	16,341,230	–	–	16,341,230
Cash Equivalents	–	982,000	–	982,000
Royce Dividend Value Fund
Common Stocks	322,437,553	–	69,898	322,507,451
Cash Equivalents	–	14,423,000	–	14,423,000
Royce SMid-Cap Value Fund
Common Stocks	11,397,060	–	–	11,397,060
Cash Equivalents	–	726,000	–	726,000
Royce Focus Value Fund
Common Stocks	9,064,824	–	–	9,064,824
Fixed Income	143,150	–	–	143,150
Cash Equivalents	–	277,000	–	277,000
Royce Partners Fund
Common Stocks	1,936,661	–	–	1,936,661
Royce Mid-Cap Fund
Common Stocks	6,060,891	–	–	6,060,891
Cash Equivalents	–	230,000	–	230,000
Royce Special Equity Multi-Cap Fund
Common Stocks	58,263,814	–	–	58,263,814
Cash Equivalents	–	4,877,000	–	4,877,000
Royce European Smaller-Companies Fund
Common Stocks	16,467,201	–	–	16,467,201
Cash Equivalents	–	540,000	–	540,000
Royce Global Value Fund
Common Stocks	313,176,210	–	250,723	313,426,933
Cash Equivalents	–	22,089,000	–	22,089,000
Royce International Smaller-Companies Fund
Common Stocks	23,445,064	–	57,905	23,502,969
Cash Equivalents	–	1,859,000	–	1,859,000
Royce Global Dividend Value Fund
Common Stocks	7,063,782	–	–	7,063,782
Cash Equivalents	–	229,000	–	229,000
Royce International Micro-Cap Fund
Common Stocks	4,056,452	–	7,472	4,063,924
Cash Equivalents	–	369,000	–	369,000
Royce International Premier Fund
Common Stocks	3,886,007	–	16,638	3,902,645
Cash Equivalents	–	188,000	–	188,000
Royce Select Fund I
Common Stocks	44,532,448	–	–	44,532,448
Cash Equivalents	–	7,388,000	–	7,388,000
Royce Select Fund II
Common Stocks	3,186,646	–	24,822	3,211,468
Cash Equivalents	–	681,000	–	681,000
Royce Global Select Fund
Common Stocks	26,742,569	–	24,693	26,767,262
Royce SMid-Cap Select Fund
Common Stocks	964,228	–	–	964,228
Cash Equivalents	–	298,000	–	298,000
Royce Opportunity Select Fund
Common Stocks	2,572,256	–	–	2,572,256
Short positions:
	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(369,982)	$–	$–	$(369,982)
Royce Global Select Fund
Common Stocks	(3,685,803)	–	–	(3,685,803)
Fixed Income	(168,300)	–	–	(168,300)
Royce Opportunity Select Fund
Common Stocks	(289,516)	–	–	(289,516)

Level 3 Reconciliation:

			Realized and
	Balance as of		Unrealized	Balance as of
	12/31/11	Transfers In	Gain (Loss)	3/31/12
Royce Micro-Cap Fund
Common Stocks	$385,968	$–	$11,596	$397,564
Royce Low-Priced Stock Fund
Common Stocks	4,425,038	–	(2,654,783)	1,770,255
Royce Total Return Fund
Common Stocks	–	500,935	–	500,935
Royce Heritage Fund
Common Stocks	641,800	–	(190,899)	450,901
Royce Dividend Value Fund
Common Stocks	174,722	–	(104,824)	69,898
Royce Global Value Fund
Common Stocks	626,722	–	(375,999)	250,723
Royce International Smaller-Companies Fund
Common Stocks	38,173	42,634	(22,902)	57,905
Royce International Micro-Cap Fund
Common Stocks	10,717	–	(3,245)	7,472
Royce International Premier Fund
Common Stocks	–	16,638	–	16,638
Royce Select Fund II
Common Stocks	24,763	–	59	24,822
Royce Global Select Fund
Common Stocks	61,723	–	(37,030)	24,693

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2012:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	(Loss)	Income	3/31/12	3/31/12

Royce Pennsylvania Mutual Fund
CRA International	592,143	$11,748,117	$–	$–	$–	$–	592,143	$14,933,846
Ethan Allen Interiors	1,623,910	38,502,906	–	–	–	113,674	1,623,910	41,117,401
Obagi Medical Products	1,053,977	10,708,407	–	351,854	(6,844)	–	1,027,900	13,773,860
Pervasive Software	1,461,500	8,505,930	–	–	–	–	1,461,500	8,754,385
Preformed Line Products	291,088	17,366,310	–	–	–	58,218	291,088	19,066,264
Pulse Electronics	2,231,739	6,248,869	–	–	–	–	2,231,739	5,601,665
Rofin-Sinar Technologies[1]	1,642,767	37,537,226	894,367	7,200,283	(369,022)	–
Shoe Carnival	639,729	16,441,035	5,462,593	–	–	–	852,339	27,462,363
Stanley Furniture	912,235	2,736,705	–	–	–	–	912,235	4,369,606
U.S. Physical Therapy	883,675	17,390,724	–	–	–	79,531	883,675	20,368,709
Weyco Group	590,500	14,496,775	–	–	–	94,480	590,500	13,994,850
Winnebago Industries	1,504,450	11,102,841	–	–	–	–	1,504,450	14,743,610
		192,785,845			(375,866)	345,903		184,186,559
Royce Micro-Cap Fund
Anaren	743,436	12,355,906	122,988	–	–	–	750,836	13,777,840
AXT	1,879,961	7,839,438	–	212,720	(88,924)	–	1,856,461	11,788,528
GP Strategies	1,029,900	13,883,052	–	229,747	157,507	–	1,004,791	17,583,843
Graham Corporation	621,249	13,940,828	–	–	–	–	621,249	13,599,141
Key Technology	446,814	5,781,773	–	–	–	–	446,814	5,906,881
LaCrosse Footwear	532,669	6,722,283	–	184,171	(55,571)	65,334	522,669	6,752,883
Legumex Walker	702,500	3,557,532	–	–	–	–	702,500	6,197,804
Lincoln Educational Services	1,382,527	10,921,963	1,436,046	–	–	97,729	1,560,527	12,343,769
PDI	1,015,694	6,551,226	–	–	–	–	1,015,694	6,774,679
Pilot Gold	3,114,500	3,943,761	–	–	–	–	3,114,500	5,651,656
TGC Industries	1,105,667	7,894,463	–	–	–	–	1,105,667	10,968,217
Universal Stainless & Alloy Products	326,512	12,198,488	1,547,641	–	–	–	368,052	15,723,181
Voltamp Transformers	524,000	4,499,463	–	–	–	–	524,000	5,297,085
World Energy Solutions	747,900	2,258,658	–	–	–	–	747,900	3,574,962
		112,348,834			13,012	163,063		135,940,469
Royce Premier Fund
Alleghany Corporation[1]	514,525	146,788,837	–	–	–	–
Cabot Microelectronics	2,086,191	98,572,525	–	–	–	31,292,865	2,086,191	81,111,106
Cal-Maine Foods	1,771,686	64,790,557	–	–	–	575,798	1,771,686	67,784,706
Cognex Corporation	3,052,717	109,256,741	–	–	–	305,272	3,052,717	129,313,092
Fair Isaac	1,832,600	65,680,384	–	–	–	36,652	1,832,600	80,451,140
Fairchild Semiconductor International	6,458,112	77,755,668	–	–	–	–	6,458,112	94,934,247
FEI Company	2,693,120	109,825,434	–	–	–	–	2,693,120	132,259,123
Lincoln Electric Holdings	5,074,994	198,533,765	–	–	–	862,749	5,074,994	229,998,728
MKS Instruments	2,971,910	82,678,536	–	–	–	445,786	2,971,910	87,760,502
Myriad Genetics	4,329,367	90,656,945	12,676,069	–	–	–	4,879,367	115,445,823
Nu Skin Enterprises Cl. A	4,181,500	203,095,455	–	5,248,095	4,859,728	836,300	4,011,994	232,334,573
ProAssurance Corporation	1,683,449	134,372,899	–	7,073,095	3,105,144	389,612	1,558,449	137,314,941
Sanderson Farms	2,130,191	106,786,475	–	–	–	362,132	2,130,191	112,964,029
Schnitzer Steel Industries Cl. A	2,108,038	89,127,846	–	–	–	35,837	2,108,038	84,100,176
Seabridge Gold	2,883,900	46,459,629	4,663,178	–	–	–	3,133,900	62,960,051
Semperit AG Holding	1,689,463	65,050,999	–	–	–	–	1,689,463	72,419,012
Silver Standard Resources	4,621,999	63,876,026	4,104,425	–	–	–	4,861,099	73,110,929
Simpson Manufacturing	3,387,886	114,036,243	–	–	–	423,486	3,387,886	109,259,323
Strayer Education	1,068,485	103,846,057	–	–	–	1,068,485	1,068,485	100,736,766
Thor Industries	4,407,057	120,885,574	–	–	–	661,059	4,407,057	139,086,719
Trican Well Service	7,241,100	124,742,386	9,510,456	–	–	–	7,821,100	114,872,039
Unit Corporation	2,896,073	134,377,787	–	–	–	–	2,896,073	123,836,081
Veeco Instruments	2,658,912	55,305,370	1,401,520	–	–	–	2,708,912	77,474,883
Woodward	3,906,024	159,873,562	–	–	–	312,482	3,906,024	167,295,008
		2,566,375,700			7,964,872	37,608,515		2,626,822,997
Royce Low-Priced Stock Fund
Castle (A.M.) & Co.	1,799,667	17,024,850	–	–	–	–	1,799,667	22,765,788
Corinthian Colleges	5,239,000	11,368,630	–	8,033,076	(5,831,344)	–	4,741,854	19,631,275
Cross Country Healthcare	2,692,607	14,943,969	–	–	–	–	2,692,607	13,489,961
Globe Specialty Metals	4,160,280	55,706,149	–	–	–	–	4,160,280	61,863,364
Houston Wire & Cable	1,591,200	21,990,384	–	–	–	143,208	1,591,200	22,101,768
Inteliquent	1,681,614	17,976,454	–	–	–	–	1,681,614	20,498,875
Kennedy-Wilson Holdings	2,891,499	30,592,059	–	–	–	144,575	2,891,499	39,035,237
Korn/Ferry International	2,836,963	48,398,589	–	–	–	–	2,836,963	47,519,130
KVH Industries	1,100,200	8,559,556	–	–	–	–	1,100,200	11,552,100
McEwen Mining[1]	7,858,918	26,405,964	194,035	255,525	660	–
Novatel Wireless	3,205,176	10,032,201	–	–	–	–	3,205,176	10,737,340
NutriSystem	1,625,690	21,020,172	–	3,620,655	(1,361,844)	258,246	1,475,690	16,571,999
PC-Tel	1,095,592	7,493,849	–	–	–	32,868	1,095,592	7,285,687
Pretium Resources	5,037,000	61,853,124	–	4,557,371	3,749,863	–	4,566,000	65,276,591
Sigma Designs	2,007,658	12,045,948	–	–	–	–	2,007,658	10,399,669
Smith Micro Software[1]	2,208,776	2,495,917	–	1,850,296	1,112,234	–
Tesco Corporation	3,475,005	43,924,063	–	11,459,309	(2,689,965)	–	2,882,105	40,897,070
Total Energy Services	1,866,700	31,809,485	–	–	–	79,406	1,866,700	30,037,129
TrueBlue	3,212,691	44,592,151	–	1,818,385	(207,491)	–	3,112,691	55,654,915
Universal Technical Institute	1,730,679	22,118,078	–	–	–	173,068	1,730,679	22,827,656
WaterFurnace Renewable Energy	970,500	14,823,048	–	–	–	197,982	970,500	19,732,057
		525,174,640			(5,227,887)	1,029,353		537,877,611
Royce Total Return Fund
Barry (R.G.)	1,048,496	12,665,832	–	–	–	83,880	1,048,496	12,791,651
Cato Corporation (The) Cl. A	1,477,815	35,763,123	–	–	–	339,897	1,477,815	40,846,807
Chase Corporation	773,974	10,758,239	–	–	–	–	773,974	12,190,091
Colony Financial[1]	2,082,230	32,711,833	–	8,741,469	(678,087)	561,758
DDi Corporation	1,093,312	10,200,601	–	–	–	131,197	1,093,312	13,338,406
Mueller (Paul) Company	116,700	2,042,250	–	–	–	–	116,700	2,800,800
Peapack-Gladstone Financial	473,145	5,081,577	–	–	–	23,657	473,145	6,396,920
Starrett (L.S.) Company (The) Cl. A	529,400	6,802,790	–	–	–	52,940	529,400	6,855,730
Village Super Market Cl. A	714,675	20,332,504	9,451	13,585	(793)	178,669	714,561	22,572,982
		136,358,749			(678,880)	1,371,998		117,793,387
Royce Opportunity Fund
BTU International	690,763	1,795,984	–	–	–	–	690,763	2,134,458
ClearOne Communications	556,620	2,404,599	–	–	–	–	556,620	2,504,790
Comstock Homebuilding Cl. A	1,290,590	1,342,213	–	–	–	–	1,290,590	2,335,968
Cost Plus[1]	1,393,623	13,587,824	–	4,056,748	4,851,674	–
dELiA*s	1,721,584	1,756,016	–	–	–	–	1,721,584	2,410,217
Dixie Group	819,019	2,416,106	–	–	–	–	819,019	3,276,076
Evans & Sutherland Computer	654,730	134,220	–	123,525	(120,525)	–	638,730	127,746
MarineMax	1,415,750	9,230,690	283,312	–	–	–	1,452,050	11,950,371
Material Sciences[1]	560,160	4,570,906	–	745,335	(263,279)	–
NCI Building Systems	1,005,369	10,928,361	355,819	–	–	–	1,036,869	11,934,362
Network Equipment Technologies	1,972,468	2,288,063	–	1,879,104	(1,448,009)	–	1,548,588	1,656,989
Planar Systems	1,554,792	3,016,296	–	–	–	–	1,554,792	3,669,309
SigmaTron International	345,972	1,141,708	–	–	–	–	345,972	1,439,244
Spartech Corporation	1,597,940	7,558,256	474,753	–	–	–	1,682,540	8,210,795
Spire Corporation	505,783	313,585	–	–	–	–	505,783	586,708
TRC Companies	1,644,680	9,884,527	–	210,422	(143,545)	–	1,634,680	9,987,895
		72,369,354			2,876,316	–		62,224,928
Royce Special Equity Fund
Ampco-Pittsburgh	979,650	18,946,431	13,527	–	–	176,337	980,299	19,733,419
Arden Group Cl. A	182,543	16,430,695	1,948,760	–	–	51,052	204,724	18,607,364
Atrion Corporation	158,000	37,956,340	2,369,799	354,196	274,030	79,427	167,108	35,127,773
Bowl America Cl. A	342,575	4,282,188	–	–	–	54,812	342,575	4,624,763
Clearwater Paper	1,901,200	67,701,732	2,050,495	–	–	–	1,960,000	65,091,600
Computer Services	929,517	26,258,855	69,328	–	–	116,500	932,000	30,290,000
CSS Industries	974,100	19,404,072	–	–	–	146,115	974,100	18,955,986
Dorman Products	1,396,165	51,560,373	–	–	–	–	1,396,165	70,645,949
Finish Line (The) Cl. A	2,390,550	46,101,757	13,891,847	–	–	165,490	3,040,400	64,517,288
Foster (L.B.) Company Cl. A	926,600	26,213,514	–	–	–	23,165	926,600	26,417,366
Frisch’s Restaurants	505,100	9,859,552	–	–	–	80,816	505,100	13,612,445
Hawkins	877,400	32,340,964	–	214,121	(21,129)	279,270	872,718	32,465,109
Hurco Companies	170,000	3,570,000	4,792,719	–	–	–	372,054	10,510,526
Mesa Laboratories	315,000	13,053,600	–	426,219	448,747	40,950	299,398	14,766,309
Minerals Technologies	507,500	28,688,975	28,875,241	–	–	35,087	953,641	62,377,658
National Presto Industries	612,000	57,283,200	2,265,874	–	–	3,693,000	639,600	48,520,056
Park Electrochemical	1,879,800	48,160,476	2,829,520	–	–	187,980	1,978,294	59,803,828
Rimage Corporation	807,000	9,078,750	1,498,649	–	–	149,564	940,716	9,416,567
Schulman (A.)	1,423,500	30,149,730	1,818,634	–	–	243,780	1,495,000	40,394,900
Standex International	792,200	27,069,474	1,404,524	–	–	55,454	829,299	34,158,826
Stepan Company	692,200	55,486,752	–	–	–	193,816	692,200	60,775,160
UniFirst Corporation	886,600	50,305,684	16,648,067	–	–	39,681	1,160,452	71,425,821
Universal Electronics[1]	755,000	12,736,850	–	2,397,268	(357,345)	–
Utah Medical Products	321,331	8,675,937	–	–	–	77,119	321,331	9,993,394
		701,315,901			344,303	5,889,415		822,232,107
Royce Value Plus Fund
Casual Male Retail Group[1]	3,578,734	12,239,270	–	14,443,304	(8,287,494)	–
Celadon Group	1,663,600	19,647,116	–	3,543,428	173,383	–	1,418,600	22,059,230
Cerus Corporation	2,884,500	8,076,600	–	–	–	–	2,884,500	11,595,690
Cosi	4,975,812	3,507,948	–	–	–	–	4,975,812	5,373,877
Digi International	1,504,600	16,791,336	–	2,388,715	41,942	–	1,291,600	14,194,684
Mercury Computer Systems	2,218,749	29,487,174	–	2,986,592	106,323	–	1,997,749	26,470,174
Oplink Communications	1,395,012	22,975,848	–	3,983,523	15,723	–	1,168,012	19,973,005
		112,725,292			(7,950,123)	–		99,666,660

1Not an Affiliated Company at March 31, 2012.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 29, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: May 29, 2012